UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                     ---------

                               The RBB Fund, Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4TH Floor
                              Wilmington, DE 19809
             -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 2006
                                  (UNAUDITED)


                                                        PAR (000)      VALUE
                                                        ---------   ------------
CERTIFICATES OF DEPOSIT--15.0%
DOMESTIC CERTIFICATES OF DEPOSIT--9.7%
Barclay Bank PLC (New York Branch)
  5.340%, 12/11/06                                       $ 6,000    $  6,000,000
Washington Mutual Bank
  5.330%, 02/16/07                                         9,000       9,000,000
Wells Fargo Bank
  4.865%, 01/31/07                                         3,500       3,500,028
                                                                    ------------
                                                                      18,500,028
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--5.3%
Barclays Bank PLC (New York Branch) (a)
  5.330%, 02/14/07                                         3,000       3,000,000
Credit Industriel Et Commercial (a)
  5.375%, 04/30/07                                         1,780       1,780,000
Royal Bank of Scotland PLC (New York
  Branch) (a)
  4.810%, 01/16/07                                         2,950       2,950,000
Societe Generale (New York Branch) (a)
  4.780%, 12/06/06                                         2,500       2,500,000
                                                                    ------------
                                                                      10,230,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $28,730,028)                                                 28,730,028
                                                                    ------------
COMMERCIAL PAPER--67.5%
ASSET BACKED SECURITIES--10.9%
Concord Minutemen Capital
  5.280%, 01/23/07                                         5,000       4,961,133
Dorada Finance, Inc.
  5.260%, 01/22/07                                         7,000       6,946,815
Sigma Finance, Inc.
  5.250%, 02/27/07                                         5,040       4,975,320
Strand Capital
  5.300%, 01/03/07                                         4,000       3,980,567
                                                                    ------------
                                                                      20,863,835
                                                                    ------------
BANKS--17.1%
Banco Bilbao Vizcaya Argentaria Puerto
  Rico
  5.260%, 12/26/06                                         1,445       1,439,722
  5.260%, 02/21/07                                         7,935       7,839,930
HBOS Treasury Services PLC
  5.250%, 02/01/07                                           980         971,139
HSH Nordbank AG
  5.250%, 01/24/07                                         8,000       7,937,000


                                                        PAR (000)      VALUE
                                                        ---------   ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Norddeutsche Landesbank
  5.275%, 12/18/06                                       $   770    $    768,082
  5.250%, 02/08/07                                         5,000       4,949,687
UniCredito Italiano Bank
  5.260%, 02/08/07                                         9,000       8,909,265
                                                                    ------------
                                                                      32,814,825
                                                                    ------------
FINANCE SERVICES--25.4%
Brahms Funding Corp.
  5.290%, 12/06/06                                         3,000       2,997,796
Citigroup Funding, Inc.
  5.260%, 02/20/07                                         9,000       8,893,485
Countrywide Financial Corp.
  5.350%, 12/01/06                                         8,000       8,000,000
  5.300%, 01/12/07                                         3,080       3,060,955
  5.270%, 01/30/07                                         4,000       3,964,867
Lockhart Funding LLC
  5.270%, 02/13/07                                         2,200       2,176,168
  5.280%, 02/14/07                                         1,645       1,626,905
Nationwide Building Society
  5.270%, 12/18/06                                         5,000       4,987,557
  5.250%, 01/30/07                                         4,100       4,064,125
Newport Funding Corp.
  5.260%, 02/22/07                                         9,000       8,890,855
                                                                    ------------
                                                                      48,662,713
                                                                    ------------
INSURANCE--9.1%
ING America Insurance Holdings
  5.250%, 01/11/07                                         8,000       7,952,167
Irish Life & Permanent
  5.275%, 12/11/06                                         6,000       5,991,208
  5.240%, 12/28/06                                         3,515       3,501,186
                                                                    ------------
                                                                      17,444,561
                                                                    ------------
SECURITY BROKERS & DEALERS--5.0%
Bear Stearns Co.
  5.250%, 02/09/07                                         9,630       9,531,694
                                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost $129,317,628)                                                129,317,628
                                                                    ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 2006
                                  (UNAUDITED)


                                                        PAR (000)      VALUE
                                                        ---------   ------------
MUNICIPAL BONDS--0.8%
PENNSYLVANIA--0.8%
Franklin County IDR (Manufacturers &
  Traders LOC)
  5.370%, 12/01/06                                       $ 1,540    $  1,540,000
                                                                    ------------
TOTAL MUNICIPAL BONDS
    (Cost $1,540,000)                                                  1,540,000
                                                                    ------------
VARIABLE RATE OBLIGATIONS(b)--13.8%
ASSET BACKED SECURITIES--2.6%
Cullinan Finance Corp.
  5.280%, 12/26/06                                         3,000       2,999,653
  5.280%, 12/26/06                                         1,000         999,886
Racers Trust 2004-6-MM (c)
  5.340%, 12/22/06                                         1,000       1,000,000
                                                                    ------------
                                                                       4,999,539
                                                                    ------------
BANKS--5.5%
Bank of America
  5.310%, 12/01/06                                           500         500,000
HBOS Treasury Services PLC
  5.459%, 12/26/06                                         8,000       8,000,000
Westpac Banking Corp. New York
  5.430%, 12/11/06                                         2,000       2,000,000
                                                                    ------------
                                                                      10,500,000
                                                                    ------------
LIFE INSURANCE--2.6%
MetLife Global Funding, Inc. (c)
  5.420%, 12/28/06                                         5,000       5,000,000
                                                                    ------------
SECURITY BROKERS & DEALERS--3.1%
Merrill Lynch & Company, Inc.
  5.335%, 02/28/07                                         6,000       6,000,000
                                                                    ------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $26,499,539)                                                 26,499,539
                                                                    ------------
MASTER NOTES--1.0%
Morgan Stanley Mortgage Capital, Inc.
  5.483%, 12/01/06                                         1,950       1,950,000
                                                                    ------------
TOTAL MASTER NOTES
   (Cost $1,950,000)                                                   1,950,000
                                                                    ------------

                                                        PAR (000)      VALUE
                                                        ---------   ------------

REPURCHASE AGREEMENTS--1.7%
Morgan Stanley & Co., Inc.
 (Tri-Party Agreement dated 11/30/06 to
 be repurchased at $3,300,483
 collateralized by $3,500,000 U.S.
 Treasury Bill, due 12/07/06, Market Value
 of the collateral is $3,496,535)
 5.270%, 12/01/06                                        $ 3,300   $  3,300,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,300,000)                                                  3,300,000
                                                                    ------------

TOTAL INVESTMENTS AT VALUE--99.8%
(Cost $191,337,195*)                                                191,337,195
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                             433,091
                                                                    ------------
NET ASSETS (APPLICABLE TO 176,518,161
BEDFORD SHARES AND 15,256,754 SANSOM
STREET SHARES )--100.0%                                            $191,770,286
                                                                   ============

NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($176,515,634 / 176,518,161)                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($15,254,652 / 15,256,754)                            $1.00
                                                                          =====

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of November 30, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS

IDR   Industrial Development Revenue
LOC   Letter of Credit

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            COMMON STOCKS--98.9%
            AEROSPACE & DEFENSE--1.2%
    3,900   Ducommun, Inc.*                                         $     89,583
   23,700   K&F Industries Holdings, Inc.*+                              493,671
   51,900   Orbital Sciences Corp.*                                      940,428
                                                                    ------------
                                                                       1,523,682
                                                                    ------------

            AIRLINES--0.7%
  111,300   ExpressJet Holdings, Inc.*                                   879,270
                                                                    ------------

            APPAREL--1.4%
   18,600   Gymboree Corp. (The)*+                                       740,280
   12,100   Maidenform Brands, Inc.*                                     231,352
   12,700   Oxford Industries, Inc.                                      645,414
   44,600   Unifi, Inc.*                                                  96,782
                                                                    ------------
                                                                       1,713,828
                                                                    ------------

            AUTOMOBILE PARTS & EQUIPMENT--1.2%
   59,500   Accuride Corp.*+                                             669,970
   15,200   Group 1 Automotive, Inc.                                     775,048
    3,700   Midas, Inc.*                                                  81,363
                                                                    ------------
                                                                       1,526,381
                                                                    ------------

            AUTOMOBILES & TRUCKS--1.0%
   36,900   Navistar International Corp.*                              1,180,431
                                                                    ------------

            BANKS--1.2%
   27,900   Corus Bankshares, Inc.+                                      625,239
    6,800   First Regional Bancorp*                                      228,888
   17,496   Vineyard National Bancorp Co.+                               378,264
    9,800   Wilshire Bancorp, Inc.+                                      187,278
                                                                    ------------
                                                                       1,419,669
                                                                    ------------

            BEVERAGES--0.4%
    8,700   Coca Cola Bottling Co.                                       549,231
                                                                    ------------

            BIOTECHNOLOGY--6.5%
    7,300   Acorda Therapeutics*+                                        141,328
   12,100   Alkermes, Inc.*+                                             183,678
    7,400   Array BioPharma, Inc.*+                                       97,532
    8,200   BioMarin Pharmaceutical, Inc.*+                              140,302
   34,000   Depomed, Inc.*                                               114,920
   39,092   Diversa Corp.*+                                              444,867

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            BIOTECHNOLOGY--(CONTINUED)
   52,700   Exelixis, Inc.*+                                        $    454,274
   18,000   Hana Biosciences, Inc.*+                                     124,200
   13,500   Human Genome Sciences, Inc.*+                                169,020
    6,200   ICOS Corp.                                                   200,198
    8,300   Keryx Biopharmaceuticalc, Inc*+                              114,540
   87,093   Lexicon Genetics, Inc.*+                                     323,115
   11,800   Medarex, Inc.*+                                              159,182
   42,612   Medicines Co. (The)*+                                      1,216,572
    3,300   Myriad Genetics, Inc.*                                       100,320
    9,700   Nektar Therapeutics*+                                        160,147
    5,900   Neurocrine Biosciences, Inc.*                                 54,516
   14,400   New River Pharmaceuticals, Inc.*+                            706,752
   10,195   Omrix Biopharmaceuticals, Inc.*                              301,568
    3,300   OSI Pharmaceuticals, Inc.*+                                  121,044
   54,600   Pain Therapeutics, Inc.*                                     467,376
    2,500   Pharmion Corp.*                                               61,900
   19,900   Progenics Pharmaceuticals, Inc.*                             544,862
   27,600   Regeneron Pharmaceuticals, Inc.*                             593,676
    8,900   SuperGen, Inc.*+                                              42,275
    6,700   Telik, Inc.*+                                                113,967
    5,900   Theravance, Inc.*                                            184,611
   11,932   Thermogenesis Corp*                                           57,274
   18,000   Xenoport, Inc.*                                              482,760
    3,300   ZymoGenetics, Inc.*                                           51,843
                                                                    ------------
                                                                       7,928,619
                                                                    ------------

            BUILDING & BUILDING MATERIALS--0.8%
   11,409   Builders FirstSource, Inc.*+                                 189,846
   23,897   Infrasource Services, Inc.*+                                 516,414
   10,197   Perini Corp.*                                                331,606
                                                                    ------------
                                                                       1,037,866
                                                                    ------------

            BUSINESS SERVICES--0.4%
   15,900   Forrester Research, Inc.*+                                   447,108
                                                                    ------------

            CELLULAR COMMUNICATIONS--0.1%
    6,000   Syniverse Holdings Inc.*                                      83,100
                                                                    ------------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            CHEMICALS - SPECIALTY--0.4%
   12,800   Hercules, Inc.*                                         $    238,464
    9,500   ICO, Inc.*                                                    58,615
   15,500   Landec Corp.*                                                148,490
    5,000   LESCO, Inc.*                                                  41,050
                                                                    ------------
                                                                         486,619
                                                                    ------------

            COMMERCIAL BANKS--0.5%
      700   Bancorp, Inc. (The)*                                          18,767
    7,892   City Bank                                                    422,064
    4,400   Dollar Financial Corp.*+                                     128,744
                                                                    ------------
                                                                         569,575
                                                                    ------------

            COMMERCIAL SERVICES--2.3%
    8,721   Compass Diversified Trust                                    149,129
   29,600   Jackson Hewitt Tax Service, Inc.                           1,070,928
   40,000   Live Nation, Inc.*                                           857,600
   25,800   Rewards Network, Inc.*                                       144,480
   11,803   Steiner Leisure Ltd.*                                        528,774
                                                                    ------------
                                                                       2,750,911
                                                                    ------------

            COMPUTER COMPONENTS--0.2%
    4,900   Komag, Inc.*                                                 193,452
                                                                    ------------

            COMPUTER NETWORKING PRODUCTS--3.2%
   11,600   Avici Systems Inc.*                                           82,592
  122,400   Brocade Communications Systems, Inc.*                      1,132,200
   63,012   Datalink Corp.*                                              511,657
   81,400   Foundry Networks, Inc.*                                    1,164,834
   22,900   Performance Technologies, Inc.*                              124,805
   14,700   Simple Tech, Inc.*+                                          132,300
   48,600   Smart Modular Technologies, Inc.*                            577,854
   35,500   Sonus Networks, Inc.*+                                       222,940
                                                                    ------------
                                                                       3,949,182
                                                                    ------------

            COMPUTER PERIPHERALS--0.1%
    8,000   TransAct Technologies, Inc.*                                  69,840
                                                                    ------------

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            COMPUTER SERVICES--0.3%
   14,925   Carreker Corp.*                                         $    108,505
    2,700   COMSYS IT Partners, Inc.*                                     49,707
   22,500   Liveperson, Inc.*                                            109,125
   12,500   Rainmaker Systems, Inc.*                                      96,875
                                                                    ------------
                                                                         364,212
                                                                    ------------

            COMPUTER SOFTWARE--2.5%
   13,800   American Software, Inc. Class A                              113,298
   27,289   Ansoft Corp.*                                                754,268
   56,600   Captaris, Inc.*                                              413,180
    6,144   Docucorp International, Inc.*+                                45,650
    8,700   Inter-Tel, Inc.                                              193,923
    3,900   Interactive Intelligence, Inc.*                               68,328
    5,500   INVESTools, Inc.*                                             70,785
   80,622   Magma Design Automation, Inc.*                               722,373
    8,300   ManTech International Corp., Class A*                        301,124
   12,700   OPNET Technologies, Inc.*                                    204,851
   13,234   Packeteer, Inc.*                                             157,088
                                                                    ------------
                                                                       3,044,868
                                                                    ------------

            COMPUTERS, SOFTWARE & SERVICING--0.3%
   36,022   TheStreet.com, Inc.*                                         352,295
                                                                    ------------

            CONSTRUCTION & BUILDING MATERIALS--1.4%
   14,900   EMCOR Group, Inc.*+                                          889,083
   42,122   Insteel Industries, Inc.                                     810,427
                                                                    ------------
                                                                       1,699,510
                                                                    ------------

            CONSUMER PRODUCTS--0.6%
   35,800   Tempur-Pedic International, Inc.*+                           754,664
                                                                    ------------

            DATA PROCESSING--1.2%
   25,900   Commvault Systems, Inc.*+                                    516,964
   74,339   infoUSA, Inc. +                                              902,475
                                                                    ------------
                                                                       1,419,439
                                                                    ------------

            DRUGS & MEDICAL PRODUCTS--0.4%
    5,200   Cubist Pharmaceuticals, Inc.*                                105,872

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            DRUGS & MEDICAL PRODUCTS--(CONTINUED)
    6,350   Zoll Medical Corp.*                                     $    329,311
                                                                    ------------
                                                                         435,183
                                                                    ------------

            ELECTRICAL EQUIPMENT--1.9%
   10,900   Acuity Brands, Inc.                                          574,103
    6,069   Craftmade International, Inc.                                112,034
   23,100   General Cable Corp.*+                                        981,750
   62,300   Graftech International Ltd.*                                 420,525
   41,800   Magnatek, Inc.*                                              229,064
                                                                    ------------
                                                                       2,317,476
                                                                    ------------

            ELECTRONIC COMPONENTS--0.3%
    4,600   Spansion, Inc.*                                               67,206
   46,287   White Electronic Designs Corp.*                              256,430
                                                                    ------------
                                                                         323,636
                                                                    ------------

            ELECTRONIC COMPONENTS & ACCESSORIES--3.2%
   41,493   CEVA, Inc.*                                                  278,833
    9,499   Hittite Microwave Corp.*+                                    371,126
    9,900   Innovex, Inc.*                                                18,117
   44,500   Planar Systems, Inc.*                                        445,890
   33,800   Richardson Electronics, Ltd.                                 338,000
   39,692   Silicon Storage Technology, Inc.*                            182,980
   30,151   Sypris Solutions, Inc.                                       224,926
   33,101   Technitrol, Inc.+                                            909,616
   83,308   TiVo, Inc.*+                                                 474,856
   49,300   TTM Technologies, Inc.*+                                     621,673
                                                                    ------------
                                                                       3,866,017
                                                                    ------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.1%
   33,398   Aehr Test Systems*+                                          165,320
   34,875   Eagle Test Systems, Inc.*                                    539,865
   18,400   II-VI, Inc.*+                                                475,088
    3,100   MTS Systems Corp.                                            118,854
                                                                    ------------
                                                                       1,299,127
                                                                    ------------

            ENERGY & RAW MATERIALS--0.8%
   39,852   Headwaters, Inc.*                                            953,260
                                                                    ------------

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            FINANCIAL SERVICES--2.5%
   25,400   Cash America International, Inc.                        $  1,121,156
   17,975   Delta Financial Corp.+                                       169,864
   30,500   eSPEED, Inc., Class A*                                       286,090
   21,900   Hercules Technology Growth Capital, Inc.                     297,621
   31,500   Knight Capital Group, Inc.*                                  554,715
    4,955   Nicholas Financial, Inc.                                      55,545
   11,300   World Acceptance Corp.*                                      512,907
                                                                    ------------
                                                                       2,997,898
                                                                    ------------

            FOOD & AGRICULTURE--0.3%
    7,600   Performance Food Group Co.*+                                 205,656
    4,300   Ralcorp Holdings, Inc.*                                      217,795
                                                                    ------------
                                                                         423,451
                                                                    ------------

            HEALTH CARE--2.9%
   24,974   AMERIGROUP Corp.*                                            853,861
   11,183   CorVel Corp.*                                                640,338
   37,307   Healthspring, Inc.*                                          720,398
   29,887   IntegraMed America, Inc.*+                                   400,486
   18,910   LHC Group, Inc.*+                                            523,240
   31,716   Odyssey HealthCare, Inc.* +                                  392,644
                                                                    ------------
                                                                       3,530,967
                                                                    ------------

            HOSPITALS--1.9%
   23,200   AmSurg Corp.*                                                476,296
   35,800   Apria Healthcare Group, Inc.*+                               893,926
   35,700   MedCath Corp.*                                               923,916
                                                                    ------------
                                                                       2,294,138
                                                                    ------------

            HOTELS & MOTELS--0.4%
   61,400   Interstate Hotels & Resorts, Inc.*                           479,534
                                                                    ------------

            INSURANCE - PROPERTY & CASUALTY--1.6%
   18,127   American Safety Insurance Holdings, Ltd.*                    336,256
    1,700   First Mercury Financial Corp.*                                35,853
   14,200   Procentury Corp.*                                            251,198

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
   40,865   Specialty Underwriters' Alliance, Inc.*                 $    424,179
   19,600   Zenith National Insurance Corp.                              904,736
                                                                    ------------
                                                                       1,952,222
                                                                    ------------

            INTERNET CONTENT--1.8%
   47,956   Alloy, Inc.*                                                 579,788
   39,600   Greenfield Online, Inc.*                                     503,316
    9,398   Keynote Systems, Inc.*                                        97,457
   11,900   LodgeNet Entertainment Corp.*                                281,435
   13,400   Napster, Inc.*                                                50,250
   48,555   United Online, Inc.                                          652,094
    4,600   ValueVision Media, Inc., Class A*                             60,812
                                                                    ------------
                                                                       2,225,152
                                                                    ------------

            INTERNET SOFTWARE--2.0%
  108,185   Actividentity Corp.*                                         545,252
   13,700   Dealertrack Holdings, Inc.*                                  374,421
    6,300   Internap Network Services Corp.*                             122,535
   12,700   Interwoven, Inc.*                                            179,959
   96,200   SonicWALL, Inc.*                                             966,810
   11,400   SupportSoft, Inc.*                                            65,664
   19,900   TIBCO Software, Inc.*                                        185,269
                                                                    ------------
                                                                       2,439,910
                                                                    ------------

            LEISURE & ENTERTAINMENT--1.4%
   56,987   Dover Downs Gaming & Entertainment, Inc.                     761,347
   12,700   Gametech International, Inc.+                                136,017
    5,033   Gaming Partners International Corp.*                          86,819
   25,700   Marvel Entertainment, Inc.*                                  722,170
                                                                    ------------
                                                                       1,706,353
                                                                    ------------

            MACHINERY--1.0%
   36,700   Wabtec Corp.                                               1,205,595
                                                                    ------------

            MANUFACTURING--2.7%
    2,400   AZZ, Inc.*+                                                  102,288

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            MANUFACTURING--(CONTINUED)
   34,142   Chart Industries, Inc.*+                                $    503,936
   12,400   Freightcar America, Inc.+                                    683,240
   18,200   Lydall, Inc.*                                                191,100
   56,900   Myers Industries, Inc.                                       919,504
    4,200   Park-Ohio Holdings Corp.*+                                    70,014
   19,900   Sun Hydraulics Corp.                                         416,308
   19,100   Tredegar Corp.                                               379,899
                                                                    ------------
                                                                       3,266,289
                                                                    ------------

            MEDICAL & MEDICAL SERVICES--2.2%
   16,100   Advocat, Inc.*                                               267,260
   35,200   Alliance Imaging, Inc.*                                      209,792
    4,100   Illumina, Inc.*                                              157,973
    8,425   Infinity Pharmaceuticals, Inc.*                              118,708
   17,700   IRIDEX Corp.*                                                201,426
   84,044   Osteotech, Inc.*                                             473,168
   22,302   Pediatric Services of America, Inc.*                         282,343
   19,500   Pediatrix Medical Group, Inc.*                               938,925
                                                                    ------------
                                                                       2,649,595
                                                                    ------------

            MEDICAL INSTRUMENTS & SUPPLIES--2.6%
  113,548   Bruker BioSciences Corp.*                                    877,726
   45,895   Cholestech Corp.*                                            843,550
    4,617   Cutera, Inc.*+                                               129,922
   43,200   Harvard Bioscience, Inc.*+                                   198,288
    8,600   HealthTronics, Inc.*                                          57,792
   21,600   Home Diagnostics, Inc*                                       252,720
   13,846   Immucor, Inc.*                                               372,458
   26,000   Luminex Corp.*                                               333,060
    1,100   MEDTOX Scientific, Inc.*                                      14,553
    2,400   Mentor Corp.                                                 119,880
                                                                    ------------
                                                                       3,199,949
                                                                    ------------

            MORTGAGE--0.6%
   44,600   Fremont General Corp.                                        758,646
                                                                    ------------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            OFFICE & BUSINESS EQUIPMENT--0.6%
   37,400   Global Imaging Systems, Inc.*+                          $    796,994
                                                                    ------------

            OFFICE FURNISHINGS--0.2%
    8,700   Interface, Inc., Class A*+                                   129,282
    8,800   Knoll, Inc.                                                  183,128
                                                                    ------------
                                                                         312,410
                                                                    ------------

            OIL & GAS EQUIPMENT & SERVICES--1.4%
    5,400   Gulf Island Fabrication, Inc.                                203,202
   39,600   Input/Output, Inc.*+                                         429,660
   15,400   Lone Star Technologies, Inc.*                                807,884
    4,600   Lufkin Industries, Inc.+                                     269,100
                                                                    ------------
                                                                       1,709,846
                                                                    ------------

            OIL & GAS FIELD EXPLORATION--3.8%
   27,100   Complete Production Services, Inc.*                          596,471
    2,400   EV Energy Partner LP*                                         52,272
   12,600   Exploration Company of Delaware (The)*+                      173,628
   17,000   FX Energy, Inc.*                                             119,000
   42,000   Harvest Natural Resources, Inc.*                             430,500
   28,905   NATCO Group, Inc., Class A*+                                 996,355
   12,639   Penn Virginia Corp.                                          952,854
  106,650   VAALCO Energy, Inc.*                                         894,794
    6,500   W&T Offshore, Inc.                                           225,290
    5,700   Western Refining, Inc.+                                      161,424
                                                                    ------------
                                                                       4,602,588
                                                                    ------------

            OIL & GAS FIELD SERVICES--2.0%
    9,500   Basic Energy Services, Inc.*                                 240,065
    1,900   Hercules Offshore, Inc.*                                      64,733
   11,187   Horizon Offshore, Inc.*+                                     185,704
   66,097   Matrix Service Co.*                                        1,056,230
   26,021   Trico Marine Services, Inc.*                                 945,864
                                                                    ------------
                                                                       2,492,596
                                                                    ------------

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            OIL REFINING--0.1%
    6,800   Delek US Holdings, Inc.*                                $    115,872
                                                                    ------------

            PACKAGING--0.0%
    6,682   UFP Technologiies, Inc.*                                      31,673
                                                                    ------------

            PAPER & ALLIED PRODUCTS--0.4%
   53,200   Xerium Technologies, Inc.+                                   542,108
                                                                    ------------

            PHARMACEUTICALS--1.7%
   10,300   Auxilium Pharmaceuticals, Inc.*                              171,804
  107,343   Enzon Pharmaceuticals, Inc.*+                                894,167
    7,204   Isis Pharmaceuticals, Inc.*+                                  73,553
   12,900   Noven Pharmaceuticals, Inc.*                                 305,859
    8,900   Panacos Pharmaceuticals, Inc.*                                57,672
   44,731   Savient Pharmaceuticals, Inc.*+                              522,011
                                                                    ------------
                                                                       2,025,066
                                                                    ------------

            POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.0%
      200   Ormat Technologies, Inc.+                                      7,368
                                                                    ------------

            PRINTING--0.3%
    6,700   Consolidated Graphics, Inc.*                                 391,950
                                                                    ------------

            PUBLISHING--0.1%
   11,400   Saga Communications, Inc., Class A*                          101,802
                                                                    ------------

            REAL ESTATE INVESTMENT TRUSTS--3.7%
   10,900   Entertainment Properties Trust                               661,630
    9,400   Equity Lifestyle Properties, Inc.                            488,518
   42,900   FelCor Lodging Trust, Inc.                                   944,229
    6,900   Lasalle Hotel Properties+                                    304,290
   12,800   PS Business Parks, Inc.                                      912,000
   21,500   Resource Capital Corp.                                       356,900
   20,500   Tanger Factory Outlet Centers, Inc.                          808,110
                                                                    ------------
                                                                       4,475,677
                                                                    ------------

            RECREATIONAL--0.5%
   38,800   Town Sports International Holdings, Inc.*+                   631,276
                                                                    ------------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            RESTAURANTS--0.4%
    7,800   CEC Entertainment, Inc.*                                $    310,518
    7,000   Domino's Pizza, Inc.                                         192,220
                                                                    ------------
                                                                         502,738
                                                                    ------------

            RETAIL - SPECIALTY--7.9%
   35,100   Aeropostale, Inc.*+                                        1,061,424
   21,688   Bon-Ton Stores, Inc. (The)                                   810,914
   13,000   Brown Shoe Co., Inc.                                         616,720
   25,547   Cato Corp. (The), Class A                                    606,486
   28,600   Charlotte Russe Holding, Inc.*                               862,862
   18,800   Christopher & Banks Corp.+                                   353,252
   22,800   EZCORP, Inc., Class A*                                     1,065,216
   49,901   FTD Group, Inc.*                                             874,266
    6,900   Longs Drug Stores Corp.                                      283,521
      900   Mothers Work, Inc.*                                           36,918
   26,700   NBTY, Inc.*                                                  970,545
    4,700   New York & Co., Inc.*+                                        60,912
    4,100   Pantry, Inc. (The)*+                                         200,982
   13,387   REX Stores Corp.*                                            224,902
   25,048   Shoe Carnival, Inc.*                                         675,294
    6,700   Steven Madden Ltd.*                                          246,359
   21,368   United Retail Group, Inc.*                                   311,545
    6,603   USANA Health Sciences, Inc.*                                 319,453
                                                                    ------------
                                                                       9,581,571
                                                                    ------------

            SAVINGS & LOAN ASSOCIATIONS--0.7%
   25,047   Sterling Financial Corp.+                                    840,327
                                                                    ------------

            SEMICONDUCTORS--4.4%
   10,836   Advanced Energy Industries, Inc.*                            186,704
   12,000   Amkor Technology, Inc.*+                                     122,640
   39,800   Applied Micro Circuits Corp.*+                               139,300
   11,500   AXT, Inc.*                                                    59,570
    4,753   Coherent, Inc.*                                              153,569
   48,000   Emulex Corp.*                                              1,001,760
   19,688   FSI International, Inc.*                                     110,450

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

            SEMICONDUCTORS--(CONTINUED)
   17,657   Integrated Silicon Solution, Inc.*                      $    109,826
   21,846   LTX Corp.*+                                                  113,818
    6,192   Mattson Technology, Inc.*                                     58,886
   11,900   Silicon Image, Inc.*                                         149,583
  128,700   Skyworks Solutions, Inc.*+                                   934,362
    4,900   Techwell, Inc.*                                               84,770
   31,200   Varian Semiconductor Equipment Associates, Inc.*           1,239,576
   64,300   Zoran Corp.*                                                 958,713
                                                                    ------------
                                                                       5,423,527
                                                                    ------------

            SERVICES - EMPLOYMENT AGENCIES--0.3%
    6,600   Kelly Services, Inc.+                                        192,324
    4,100   Volt Information Sciences, Inc.*                             191,306
                                                                    ------------
                                                                         383,630
                                                                    ------------

            SERVICES - MANAGEMENT CONSULTING--0.5%
    8,900   American Dental Partners, Inc.*                              157,708
   11,500   First Consulting Group, Inc.*                                143,060
   25,249   PDI, Inc.*+                                                  257,540
    7,700   Spherion Corp.*                                               55,440
                                                                    ------------
                                                                         613,748
                                                                    ------------

            STEEL--0.9%
   24,000   Chaparral Steel Co.                                        1,116,000
                                                                    ------------

            TECHNOLOGY--0.1%
   11,700   Digimarc Corp.*                                              105,417
                                                                    ------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.9%
   66,936   Carrier Access Corp.*                                        418,350
    3,700   Cbeyond, Inc.*                                               121,582
   26,400   Ditech Networks, Inc.*                                       184,800
   32,538   Glenayre Technologies, Inc.*                                  78,742
    3,500   IHS, Inc.*                                                   129,675
   46,704   Lightbridge, Inc.*                                           616,493
    9,100   Network Equipment Tech., Inc.*                                55,783
   35,954   Polycom, Inc.*                                             1,036,913

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES--(CONTINUED)
    6,100   Tessco Technologies, Inc.*+                            $    131,028
   15,854   Tollgrade Communications, Inc.* +                           139,040
   59,100   UTStarcom, Inc.*+                                           524,808
   62,400   WJ Communications, Inc.*                                    131,040
                                                                   -------------
                                                                      3,568,254
                                                                   -------------

            TOBACCO--1.4%
  127,200   Alliance One International, Inc.*                           824,256
   18,400   Universal Corp.+                                            856,888
                                                                   -------------
                                                                      1,681,144
                                                                   -------------

            TRANSPORTATION--4.6%
   68,382   ABX Air, Inc.*+                                             432,858
    7,001   Atlas Air Worldwide Holdings, Inc.*                         296,562
   21,510   Celadon Group, Inc.*                                        398,365
   20,110   Genco Shipping & Trading Ltd.+                              477,613
   23,800   General Maritime Corp.+                                     838,236
   33,500   Navios Maritime Holdings, Inc.+                             176,880
   31,300   OMI Corp.                                                   731,168
    8,200   Overseas Shipholding Group, Inc.                            471,992
    1,671   P.A.M. Transportation Services, Inc.*                        40,087
   16,649   Pacer International, Inc.*                                  498,638
   36,700   Quality Distribution, Inc.*                                 489,578
   29,423   Saia, Inc.*                                                 729,396
                                                                   -------------
                                                                      5,581,373
                                                                   -------------

            WHOLESALE - DISTRIBUTION--0.5%
   73,100   Handleman Co.                                               576,759
    6,100   Rentrak Corp.*                                               89,914
                                                                   -------------
                                                                        666,673
                                                                   -------------

            Total Common Stocks
              (Cost $111,407,845)                                   120,569,778
                                                                   -------------

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                  VALUE
  (000'S)                                                               (NOTE 1)
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS--2.6%

   $2,209   Bear, Stearns & Co., Inc.
                (Agreement dated 11/30/06 to
                be repurchased at $2,209,161,
                collateralized by $1,645,000 par
                amount of U.S. Treasury Bond,
                at a rate of 9.25%, due 2/15/16,
                market value of collateral is
                $2,277,891) 5.27%, 12/01/06                        $  2,208,838

      951   Bear, Stearns & Co., Inc.
                (Agreement dated 11/30/06 to
                be repurchased at $951,530,
                collateralized by $710,000 par
                amount of U.S. Treasury Bond,
                at a rate of 9.25%, due 2/15/16,
                market value of collateral is
                $983,163) 2.66%, 12/01/06**                             951,460
                                                                  --------------

             Total Repurchase Agreements
                  (Cost $3,160,298)                                   3,160,298
                                                                  --------------
 Total Investments -- 101.5%
       (Cost $114,568,143)***                                       123,730,076
                                                                  --------------
 Liabilities in excess of other assets -- (1.5)%                     (1,867,250)
                                                                  --------------
 Net Assets -- 100.0%                                             $ 121,862,826
                                                                  ==============

------------

+     Security position is either entirely or partially out on loan.

*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                  $ 115,480,115
                                                      -------------
      Gross unrealized appreciation                   $  11,993,056
      Gross unrealized depreciation                      (3,743,095)
                                                      -------------
      Net unrealized appreciation/(depreciation)      $   8,249,961
                                                      =============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------
            COMMON STOCKS--99.7%

            AEROSPACE & DEFENSE--0.6%
    1,200   Alliant Techsystems, Inc.*+                             $    92,772
    4,700   Orbital Sciences Corp.*                                      85,164
                                                                    -----------
                                                                        177,936
                                                                    -----------

            AIRLINES--0.3%
   11,800   ExpressJet Holdings, Inc.*                                   93,220
                                                                    -----------

            APPAREL--1.4%
    3,400   American Eagle Outfitters, Inc.+                            153,612
    4,400   Gymboree Corp. (The)*                                       175,120
    2,400   Maidenform Brands, Inc.*                                     45,888
    1,843   Perry Ellis International, Inc.*                             69,942
                                                                    -----------
                                                                        444,562
                                                                    -----------

            AUTOMOBILE PARTS & EQUIPMENT--1.3%
    2,200   Accuride Corp.*                                              24,772
   12,800   American Axle & Manufacturing Holdings, Inc.                234,240
    3,300   Group 1 Automotive, Inc.                                    168,267
                                                                    -----------
                                                                        427,279
                                                                    -----------

            AUTOMOBILE RENTALS--0.3%
    4,000   United Rentals, Inc.*                                       100,240
                                                                    -----------

            AUTOMOBILES & TRUCKS--1.7%
    8,600   Navistar International Corp.*                               275,114
    5,200   Oshkosh Truck Corp.+                                        249,652
                                                                    -----------
                                                                        524,766
                                                                    -----------

            BANKS--1.1%
    7,000   Corus Bankshares, Inc.+                                     156,870
    6,700   TCF Financial Corp.+                                        175,004
      300   Vineyard National Bancorp Co.+                                6,486
                                                                    -----------
                                                                        338,360
                                                                    -----------

            BIOTECHNOLOGY--3.0%
    3,200   Alkermes, Inc.*+                                             48,576
    1,100   Diversa Corp.*+                                              12,518
    2,925   Exelixis, Inc.*+                                             25,213
    1,400   Medarex, Inc.*+                                              18,886
   10,585   Medicines Co. (The)*+                                       302,202

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------
            BIOTECHNOLOGY--(CONTINUED)

    1,700   MGI Pharma, Inc.*                                       $    32,249
    2,300   Millennium Pharmaceuticals, Inc.*+                           25,875
    1,395   New River Pharmaceuticals, Inc.*+                            68,467
    2,900   Omrix Biopharmaceuticals, Inc.*                              85,782
    4,500   Pain Therapeutics, Inc.*                                     38,520
    3,400   Progenics Pharmaceuticals, Inc.*                             93,092
    3,100   Regeneron Pharmaceuticals, Inc.*                             66,681
    1,700   Theravance, Inc.*                                            53,193
    1,400   Vertex Pharmaceuticals, Inc.*                                62,020
    1,000   Xenoport, Inc.*                                              26,820
                                                                    -----------
                                                                        960,094
                                                                    -----------

            BUILDING & BUILDING MATERIALS--0.1%
      797   Perini Corp.*                                                25,918
                                                                    -----------

            BUSINESS SERVICES--0.0%
      500   Forrester Research, Inc.*                                    14,060
                                                                    -----------

            CHEMICALS - DIVERSIFIED--0.9%
   13,600   Celanese Corp., Series A                                    299,200
                                                                    -----------

            CHEMICALS - SPECIALTY--3.4%
    1,200   Cabot Corp.                                                  49,356
    5,500   International Flavors & Fragrances, Inc.                    259,105
    5,097   Lubrizol Corp. (The)+                                       241,292
    4,900   OM Group, Inc.*                                             230,545
    4,972   RPM International, Inc.                                     100,285
    5,300   Spartech Corp.                                              158,576
    1,777   Valspar Corp. (The)                                          49,721
                                                                    -----------
                                                                      1,088,880
                                                                    -----------

            COMMERCIAL SERVICES--3.2%
   11,800   Convergys Corp.*+                                           284,616
    1,800   Deluxe Corp.                                                 44,316
   25,999   Emdeon Corp.*                                               308,088
    9,200   Equifax, Inc.                                               349,508
      700   Steiner Leisure Ltd.*                                        31,360
                                                                    -----------
                                                                      1,017,888
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------
            COMPUTER COMPONENTS--0.6%
    1,024   Komag, Inc.*                                            $    40,428
    7,000   Western Digital Corp.*                                      143,640
                                                                    -----------
                                                                        184,068
                                                                    -----------

            COMPUTER NETWORKING PRODUCTS--1.2%
   29,100   Brocade Communications Systems, Inc.*                       269,175
    4,900   Foundry Networks, Inc.*                                      70,119
    7,400   Sonus Networks, Inc.*+                                       46,472
                                                                    -----------
                                                                        385,766
                                                                    -----------

            COMPUTER SERVICES--0.1%
      700   COMSYS IT Partners, Inc.*                                    12,887
    4,500   Unisys Corp.*                                                32,445
                                                                    -----------
                                                                         45,332
                                                                    -----------

            COMPUTER SOFTWARE--2.2%
    3,104   Ansoft Corp.*                                                85,795
    5,500   Captaris, Inc.*                                              40,150
    6,100   Magma Design Automation, Inc.*                               54,656
      700   ManTech International Corp., Class A*                        25,396
    9,500   SYNNEX Corp.*                                               215,745
   11,135   Synopsys, Inc.*                                             284,499
                                                                    -----------
                                                                        706,241
                                                                    -----------

            COMPUTER STORAGE DEVICES--0.4%
    1,800   Datalink Corp.*                                              14,616
    9,859   Smart Modular Technologies, Inc.*                           117,224
                                                                    -----------
                                                                        131,840
                                                                    -----------

            CONSTRUCTION & BUILDING MATERIALS--0.1%
      900   Infrasource Services, Inc.*                                  19,449
                                                                    -----------

            CONSUMER PRODUCTS--0.3%
    1,400   Helen of Troy Ltd.*                                          33,082
    3,000   Tempur-Pedic International, Inc.*+                           63,240
                                                                    -----------
                                                                         96,322
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            CORRECTIONAL REHABILITAION--0.4%
    2,900   Corrections Corporation of America*+                    $   131,805
                                                                    -----------

            DATA PROCESSING--2.5%
    1,700   Commvault Systems, Inc.*                                     33,932
      700   Dun & Bradstreet Corp. (The)*                                57,554
    6,200   Fair Isaac Corp.                                            258,044
    2,300   Global Payments, Inc.+                                      105,340
    9,600   infoUSA, Inc.+                                              116,544
    8,825   Total System Services, Inc.                                 229,185
                                                                    -----------
                                                                        800,599
                                                                    -----------

            ELECTRICAL EQUIPMENT--0.5%
    1,000   Acuity Brands, Inc.                                          52,670
    1,900   General Cable Corp.*+                                        80,750
      500   WESCO International, Inc.*                                   33,450
                                                                    -----------
                                                                        166,870
                                                                    -----------

            ELECTRONIC COMPONENTS & ACCESSORIES--3.9%
    8,700   Arrow Electronics, Inc.*                                    276,312
   10,500   Avnet, Inc.*+                                               260,295
    3,000   AVX Corp.                                                    46,620
    2,000   Graftech International Ltd.*                                 13,500
    2,027   Hittite Microwave Corp.*+                                    79,195
    6,021   Planar Systems, Inc.*                                        60,330
    1,200   Spansion, Inc.*                                              17,532
    8,624   Technitrol, Inc.+                                           236,988
    1,900   Thomas & Betts Corp.*                                        98,553
    9,872   TTM Technologies, Inc.*                                     124,486
    2,300   Vishay Intertechnology, Inc.*                                30,130
                                                                    -----------
                                                                      1,243,941
                                                                    -----------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
    6,305   Eagle Test Systems, Inc.*                                    97,601
    4,000   Tektronix, Inc.                                             122,240
                                                                    -----------
                                                                        219,841
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            ENERGY & RAW MATERIALS--0.4%
    5,561   Headwaters, Inc.*                                       $   133,019
                                                                    -----------

            ENGINEERING--0.4%
    1,600   Jacobs Engineering Group, Inc.*                             134,192
                                                                    -----------

            ENTERTAINMENT--0.3%
    3,800   Live Nation, Inc.*                                           81,472
                                                                    -----------

            FINANCIAL SERVICES--1.1%
    6,400   Cash America International, Inc.                            282,496
      500   Dollar Financial Corp.*+                                     14,630
    1,100   Jackson Hewitt Tax Service, Inc.                             39,798
                                                                    -----------
                                                                        336,924
                                                                    -----------

            FOOD & AGRICULTURE--0.8%
    5,300   J. M. Smucker Co. (The)                                     254,824
                                                                    -----------

            HEALTH CARE--3.3%
    6,700   AMERIGROUP Corp.*                                           229,073
      100   CorVel Corp.*                                                 5,726
   10,900   Healthspring, Inc.*                                         210,479
    6,500   Herbalife Ltd.*                                             253,240
      300   LHC Group, Inc.*                                              8,301
    2,710   Odyssey HealthCare, Inc.*+                                   33,550
    4,700   WellCare Health Plans, Inc.*                                303,479
                                                                    -----------
                                                                      1,043,848
                                                                    -----------

            HOSPITALS--1.6%
    6,300   Apria Healthcare Group, Inc.*                               157,311
    1,013   LifePoint Hospitals, Inc.                                    35,161
    2,200   MedCath Corp.*                                               56,936
    4,700   Universal Health Services, Inc., Class B+                   259,487
                                                                    -----------
                                                                        508,895
                                                                    -----------

            HOTELS & MOTELS--0.9%
    5,932   Choice Hotels International, Inc.                           270,499
    3,200   Interstate Hotels & Resorts, Inc.*                           24,992
                                                                    -----------
                                                                        295,491
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            INSURANCE--1.6%
    5,800   Allied World Assurance Holdings                         $   246,210
    6,500   Endurance Specialty Holdings                                243,945
      800   Max Re Capital Ltd.                                          19,200
                                                                    -----------
                                                                        509,355
                                                                    -----------

            INSURANCE - PROPERTY & CASUALTY--2.8%
    7,690   Commerce Group, Inc. (The)                                  234,622
    5,066   IPC Holdings Ltd.                                           158,059
    4,400   RenaissanceRe Holdings Ltd.+                                259,072
    5,400   Zenith National Insurance Corp.+                            249,264
                                                                    -----------
                                                                        901,017
                                                                    -----------

            INTERNET CONTENT--0.2%
    5,815   United Online, Inc.                                          78,095
                                                                    -----------

            INTERNET SOFTWARE--2.2%
    2,500   Internap Network Services Corp.*                             48,625
    2,400   Interwoven, Inc.*                                            34,008
   11,600   McAfee, Inc.*                                               338,836
   22,026   SonicWALL, Inc.*                                            221,361
    4,216   TheStreet.com, Inc.*                                         41,233
                                                                    -----------
                                                                        684,063
                                                                    -----------

            INVESTMENT MANAGEMENT--0.1%
      900   Eaton Vance Corp.                                            28,710
                                                                    -----------

            LEISURE & ENTERTAINMENT--0.6%
    3,800   Dover Downs Gaming & Entertainment, Inc.                     50,768
    2,500   International Speedway Corp., Class A                       129,575
      200   Speedway Motorsports, Inc.                                    7,580
                                                                    -----------
                                                                        187,923
                                                                    -----------

            MACHINERY--2.0%
    2,017   Chart Industries, Inc.*+                                     29,771
    1,100   Gardner Denver, Inc.*                                        42,064
    5,300   Terex Corp.*+                                               296,906

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------
            MACHINERY--(CONTINUED)
    7,800   Wabtec Corp.                                            $   256,230
                                                                    -----------
                                                                        624,971
                                                                    -----------

            MANUFACTURING--2.4%
      720   Carlisle Companies, Inc.                                     58,961
    2,800   Freightcar America, Inc.+                                   154,280
    3,260   Insteel Industries, Inc.                                     62,722
      800   Manitowoc Co., Inc. (The)                                    48,192
   11,900   Myers Industries, Inc.                                      192,304
    3,700   Teleflex, Inc.                                              239,131
                                                                    -----------
                                                                        755,590
                                                                    -----------

            MEDICAL & MEDICAL SERVICES--2.1%
      500   Illumina, Inc.*                                              19,265
    8,950   Lincare Holdings, Inc.*                                     337,147
    6,300   Pediatrix Medical Group, Inc.*                              303,345
      800   Res-Care, Inc.*                                              14,712
                                                                    -----------
                                                                        674,469
                                                                    -----------

            MEDICAL INSTRUMENTS & SUPPLIES--4.3%
    1,600   Bruker BioSciences Corp.*                                    12,368
    1,612   Cholestech Corp.*                                            29,629
      959   Cutera, Inc.*+                                               26,986
    1,135   Cytyc Corp.*                                                 29,760
   11,200   DENTSPLY International, Inc.                                357,616
    3,300   Henry Schein, Inc.*                                         170,049
      500   Hillenbrand Industries, Inc.                                 28,930
    2,600   IDEXX Laboratories, Inc.*+                                  220,090
    2,678   Immucor, Inc.*                                               72,038
    7,488   Kinetic Concepts, Inc.*                                     271,814
    2,100   Techne Corp*                                                112,917
      600   Waters Corp.*+                                               30,024
                                                                    -----------
                                                                      1,362,221
                                                                    -----------

            MORTGAGE--1.1%
    7,300   Fremont General Corp.                                       124,173

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            MORTGAGE--(CONTINUED)
    5,000   IndyMac Bancorp, Inc.+                                  $   229,750
                                                                    -----------
                                                                        353,923
                                                                    -----------
            OFFICE & BUSINESS EQUIPMENT--0.4%
    1,600   Global Imaging Systems, Inc.*+                               34,096
    4,900   IKON Office Solutions, Inc.+                                 79,233
                                                                    -----------
                                                                        113,329
                                                                    -----------
            OIL & GAS EQUIPMENT & SERVICES--1.9%
      300   Gulf Island Fabrication, Inc.                                11,289
    2,400   Input/Output, Inc.*+                                         26,040
    1,600   Lone Star Technologies, Inc.*                                83,936
    5,400   NATCO Group, Inc., Class A*                                 186,138
    5,300   Tidewater, Inc.                                             293,249
                                                                    -----------
                                                                        600,652
                                                                    -----------
            OIL & GAS FIELD EXPLORATION--4.1%
      600   Complete Production Services, Inc.*                          13,206
   10,500   Harvest Natural Resources, Inc.*                            107,625
    3,200   Penn Virginia Corp.                                         241,248
    7,500   St. Mary Land & Exploration Co.+                            300,600
    6,200   Unit Corp.*                                                 316,386
   23,740   VAALCO Energy, Inc.*                                        199,179
    3,600   W&T Offshore, Inc.                                          124,776
                                                                    -----------
                                                                      1,303,020
                                                                    -----------
            OIL & GAS FIELD SERVICES--1.4%
    1,000   Basic Energy Services, Inc.*                                 25,270
   10,714   Matrix Service Co.*                                         171,210
    7,100   Trico Marine Services, Inc.*                                258,085
                                                                    -----------
                                                                        454,565
                                                                    -----------
            OIL REFINING--0.1%
    1,000   Delek US Holdings, Inc.                                      17,040
      900   Western Refining, Inc.+                                      25,488
                                                                    -----------
                                                                         42,528
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            OIL SERVICES--0.2%
    2,200   Horizon Offshore, Inc.*                                 $    36,520
    1,000   Superior Energy Services, Inc.*                              32,570
                                                                    -----------
                                                                         69,090
                                                                    -----------

            PAPER & ALLIED PRODUCTS--0.8%
    6,000   Rayonier, Inc.+                                             250,200
                                                                    -----------

            PHARMACEUTICALS--1.2%
   23,889   Enzon Pharmaceuticals, Inc.*+                               198,995
    3,100   Mylan Laboratories, Inc.+                                    62,899
    1,100   Noven Pharmaceuticals, Inc.*                                 26,081
    5,100   Prestige Brands Holdings, Inc.*                              61,098
    1,800   Savient Pharmaceuticals, Inc.*+                              21,006
                                                                    -----------
                                                                        370,079
                                                                    -----------

            PRINTING--0.2%
    1,300   Consolidated Graphics, Inc.*                                 76,050
                                                                    -----------

            PUBLISHING--0.7%
    6,451   Scholastic Corp.                                            214,947
                                                                    -----------

            REAL ESTATE INVESTMENT TRUSTS--3.0%
    2,900   Entertainment Properties Trust                              176,030
   11,700   FelCor Lodging Trust, Inc.                                  257,517
      400   Lasalle Hotel Properties+                                    17,640
    3,209   PS Business Parks, Inc.                                     228,641
      600   SL Green Realty Corp.+                                       81,144
    1,700   Tanger Factory Outlet Centers, Inc.                          67,014
    3,300   Ventas, Inc.                                                128,535
                                                                    -----------
                                                                        956,521
                                                                    -----------

            RECREATIONAL--0.1%
    1,000   Town Sports International Holdings, Inc.*                    16,270
                                                                    -----------

            RESTAURANTS--1.3%
    8,000   Brinker International, Inc.                                 363,760
      500   CEC Entertainment, Inc.*                                     19,905

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            RESTAURANTS--(CONTINUED)
      900   Domino's Pizza, Inc.                                    $    24,714
                                                                    -----------
                                                                        408,379
                                                                    -----------

            RETAIL - SPECIALTY--9.6%
    1,100   Advance Auto Parts, Inc.                                     39,160
    8,598   Aeropostale, Inc.*+                                         260,003
    8,200   AnnTaylor Stores Corp.*                                     282,900
    7,700   Asbury Automotive Group, Inc.                               181,258
      428   Bon-Ton Stores, Inc. (The)                                   16,003
    2,800   Brown Shoe Co., Inc.                                        132,832
    3,800   Cato Corp. (The), Class A                                    90,212
    1,900   Charlotte Russe Holding, Inc.*                               57,323
    1,000   Christopher & Banks Corp.+                                   18,790
    7,537   Dollar Tree Stores, Inc.*                                   226,185
    5,455   EZCORP, Inc., Class A*                                      254,858
   10,400   Family Dollar Stores, Inc.                                  290,056
    5,420   FTD Group, Inc.*                                             94,958
      700   Longs Drug Stores Corp.                                      28,763
    2,691   Mothers Work, Inc.*                                         110,385
    7,000   NBTY, Inc.*                                                 254,450
    5,499   Officemax, Inc.                                             258,838
      400   Pantry, Inc. (The)*+                                         19,608
    2,800   Rent-A-Center, Inc.*+                                        76,552
   11,100   Ross Stores, Inc.                                           343,989
      800   Shoe Carnival, Inc.*                                         21,568
      205   Steven Madden Ltd.*                                           7,538
                                                                    -----------
                                                                      3,066,229
                                                                    -----------

            SAVINGS & LOAN ASSOCIATIONS--1.7%
    5,700   BankUnited Financial Corp., Class A                         145,350
    1,800   Downey Financial Corp.+                                     131,040
    3,500   FirstFed Financial Corp.*+                                  227,570
      961   Sterling Financial Corp.+                                    32,242
                                                                    -----------
                                                                        536,202
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            SCHOOLS--1.0%
    4,400   ITT Educational Services, Inc.*+                        $   301,708
                                                                    -----------

            SEMICONDUCTORS--5.9%
    3,700   Agere Systems, Inc. Class A*                                 66,304
    8,200   Applied Micro Circuits Corp.*+                               28,700
    3,800   EMCOR Group, Inc.*+                                         226,746
   11,700   Emulex Corp.*                                               244,179
   11,568   Integrated Device Technology, Inc.*                         190,872
    3,200   LTX Corp.*+                                                  16,672
    6,700   Novellus Systems, Inc.*                                     209,174
    1,608   OmniVision Technologies, Inc.*+                              26,194
   35,900   Skyworks Solutions, Inc.*+                                  260,634
   20,262   Teradyne, Inc.*                                             301,904
    2,000   Varian Semiconductor Equipment Associates, Inc.*             79,460
   16,200   Zoran Corp.*                                                241,542
                                                                    -----------
                                                                      1,892,381
                                                                    -----------

            STEEL--0.5%
    3,700   Chaparral Steel Co.                                         172,050
                                                                    -----------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.7%
    1,900   Carrier Access Corp.*                                        11,875
    8,200   Lightbridge, Inc.*                                          108,240
    1,200   MasTec, Inc.*                                                13,536
    9,100   Polycom, Inc.*                                              262,444
    2,058   TiVo, Inc.*+                                                 11,731
   15,300   UTStarcom, Inc.*+                                           135,864
                                                                    -----------
                                                                        543,690
                                                                    -----------

            TOBACCO--0.4%
    6,600   Alliance One International, Inc.*                            42,768
    1,953   Universal Corp.+                                             90,951
                                                                    -----------
                                                                        133,719
                                                                    -----------

            TRANSPORTATION--2.6%
    2,600   ABX Air, Inc.*+                                              16,458

-------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
-------------------------------------------------------------------------------

            TRANSPORTATION--(CONTINUED)
      317   Atlas Air Worldwide Holdings, Inc.*                     $    13,428
      800   Celadon Group, Inc.*                                         14,816
    6,300   General Maritime Corp.+                                     221,886
    7,600   OMI Corp.                                                   177,536
    3,800   Overseas Shipholding Group, Inc.                            218,728
    1,100   Pacer International, Inc.*                                   32,945
    1,263   Saia, Inc.*                                                  31,310
    2,700   YRC Worldwide, Inc.*+                                       104,625
                                                                    -----------
                                                                        831,732
                                                                    -----------

            UTILITIES--1.6%
    5,500   Energen Corp.                                               249,480
    8,700   UGI Corp.+                                                  245,166
                                                                    -----------
                                                                        494,646
                                                                    -----------

            WASTE MANAGEMENT--0.8%
    7,000   Metal Management, Inc.                                      256,550
                                                                    -----------

            WHOLESALE - DISTRIBUTION--0.1%
    2,700   Handleman Co.                                                21,303
                                                                    -----------

            Total Common Stocks
            (Cost $29,400,621)                                       31,719,319
                                                                    -----------

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                  VALUE
  (000'S)                                                               (NOTE 1)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--3.8%
     $610   Bear, Stearns & Co., Inc.
               (Agreement dated 11/30/06 to
               be repurchased at $610,244,
               collateralized by $455,000 par
               amount of U.S. Treasury Bond,
               at a rate of 9.25%, due 2/15/16,
               market value of collateral is
               $630,055) 2.66%, 12/01/06**                              610,199

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                  VALUE
  (000'S)                                                               (NOTE 1)
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS--(CONTINUED)

     $614   Bear, Stearns & Co., Inc.
               (Agreement dated 11/30/06 to
               be repurchased at $613,999,
               collateralized by $460,000 par
               amount of U.S. Treasury Bond,
               at a rate of 9.25%, due 2/15/16,
               market value of collateral is
               $636,979) 5.27%, 12/01/06                            $   613,909
                                                                    ------------
            Total Repurchase Agreements
               (Cost $1,224,108)                                      1,224,108
                                                                    ------------
 Total Investments -- 103.5%
       (Cost $30,624,729)***                                         32,943,427
                                                                    ------------
 Liabilites in Excess of Other Assets -- (3.5)%                      (1,121,561)
                                                                    ------------
 Net Assets -- 100.0%                                               $31,821,866
                                                                    ============

-------------
+     Security position is either entirely or partially out on loan.

*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $ 30,883,685
                                                                   ------------
      Gross unrealized appreciation                                $  2,586,057
      Gross unrealized depreciation                                    (526,315)
                                                                   ------------
      Net unrealized appreciation/(depreciation)                   $  2,059,742
                                                                   ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------

            COMMON STOCKS--94.7%
            ADVERTISING--0.9%
    5,600   Omnicom Group, Inc.                                     $   572,096
                                                                    -----------

            AEROSPACE & DEFENSE--2.0%
    9,100   Northrop Grumman Corp.                                      609,063
   11,800   Raytheon Co. +                                              602,272
      800   Spirit Aerosystems Holdings, Inc.*                           23,320
                                                                    -----------
                                                                      1,234,655
                                                                    -----------

            AIRLINES--0.2%
    7,652   Southwest Airlines Co.                                      120,213
                                                                    -----------

            APPAREL--1.1%
   19,600   Jones Apparel Group, Inc.                                   658,560
                                                                    -----------

            AUTOMOBILE PARTS & EQUIPMENT--1.0%
    7,300   Johnson Controls, Inc.                                      593,709
                                                                    -----------

            BANKS--5.2%
    9,400   City National Corp.                                         637,508
   12,400   Comerica, Inc.                                              722,300
   11,400   Regions Financial Corp.                                     417,810
   21,900   Synovus Financial Corp.                                     657,438
    9,300   UnionBanCal Corp.+                                          535,308
    2,300   Zions Bancorp.                                              179,952
                                                                    -----------
                                                                      3,150,316
                                                                    -----------

            BROADCASTING / CABLE TV--0.9%
   22,900   CTC Media, Inc.*                                            517,540
                                                                    -----------

            CHEMICALS - DIVERSIFIED--1.0%
   28,200   Celanese Corp., Series A                                    620,400
                                                                    -----------

            CHEMICALS - SPECIALTY--2.1%
   13,497   Lubrizol Corp. (The)+                                       638,948
   30,200   RPM International, Inc.                                     609,134
                                                                    -----------
                                                                      1,248,082
                                                                    -----------

            COMMERCIAL SERVICES--2.4%
   16,000   Convergys Corp.*+                                           385,920
   12,200   Equifax, Inc.                                               463,478
   17,200   IAC InterActiveCorp.+                                       627,628
                                                                    -----------
                                                                      1,477,026
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            COMPUTER NETWORKING PRODUCTS--1.1%
   27,100   Synopsys, Inc.*                                         $   692,405
                                                                    -----------

            COMPUTER SERVICES--1.0%
   30,700   Ingram Micro, Inc., Class A*                                625,666
                                                                    -----------

            COMPUTER SOFTWARE--1.1%
   21,500   Intuit, Inc.*                                               676,820
                                                                    -----------

            CORRECTIONAL REHABILITAION--0.9%
   12,600   Corrections Corporation of America*+                        572,670
                                                                    -----------

            DATA PROCESSING--0.1%
    3,429   Total System Services, Inc.                                  89,051
                                                                    -----------

            ELECTRONIC COMPONENTS & ACCESSORIES--3.2%
   18,500   Dolby Laboratories, Inc.*                                   527,990
   23,700   Jabil Circuit, Inc.                                         672,132
    9,000   Thomas & Betts Corp.*                                       466,830
    9,500   Xilinx, Inc.                                                254,600
                                                                    -----------
                                                                      1,921,552
                                                                    -----------

            ENERGY--0.9%
    9,800   TXU Corp.                                                   562,422
                                                                    -----------

            ENGINEERING--0.0%
      600   KBR, Inc.*+                                                  13,284
                                                                    -----------

            ENVIRONMENTAL SERVICES--2.1%
   16,000   Republic Services, Inc.                                     663,680
   16,100   Waste Management, Inc.                                      589,421
                                                                    -----------
                                                                      1,253,101
                                                                    -----------

            FINANCIAL SERVICES--3.3%
   14,600   CIT Group, Inc.                                             759,346
   14,400   Countrywide Financial Corp.                                 571,968
    6,700   IntercontinentalExchange, Inc.*                             658,275
                                                                    -----------
                                                                      1,989,589
                                                                    -----------

            FOOD--0.3%
    4,800   Hormel Foods Corp.                                          181,824
                                                                    -----------

            FOOD & AGRICULTURE--2.1%
   11,200   General Mills, Inc.                                         626,640
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            FOOD & AGRICULTURE--(CONTINUED)
   13,800   J. M. Smucker Co. (The)                                 $   663,504
                                                                    -----------
                                                                      1,290,144
                                                                    -----------

            GAS UTILITIES--0.1%
    1,800   Atmos Energy Corp.                                           58,986
                                                                    -----------

            HEALTH--0.9%
   14,600   Herbalife Ltd.*                                             568,816
                                                                    -----------

            HEALTH CARE--1.9%
   13,800   Humana, Inc.*+                                              746,580
    6,800   WellCare Health Plans, Inc.*                                439,076
                                                                    -----------
                                                                      1,185,656
                                                                    -----------

            HOSPITALS--0.2%
    2,000   Universal Health Services, Inc., Class B+                   110,420
                                                                    -----------

            HOTELS & MOTELS--1.0%
   13,100   Choice Hotels International, Inc.                           597,360
                                                                    -----------

            INSURANCE--2.0%
   13,500   Allied World Assurance Holdings                             573,075
   17,000   Axis Capital Holdings Ltd.                                  581,910
    2,300   Endurance Specialty Holdings                                 86,319
                                                                    -----------
                                                                      1,241,304
                                                                    -----------

            INSURANCE - PROPERTY & CASUALTY--1.6%
   11,800   Commerce Group, Inc. (The)                                  360,018
   10,200   RenaissanceRe Holdings Ltd.+                                600,576
                                                                    -----------
                                                                        960,594
                                                                    -----------

            INTERNET CONTENT--0.5%
   26,700   Emdeon Corp.*                                               316,395
                                                                    -----------

            INTERNET SOFTWARE--1.1%
   23,300   McAfee, Inc.*                                               680,593
                                                                    -----------

            LEISURE & ENTERTAINMENT--2.6%
   20,000   CBS Corp.                                                   595,000
    7,416   International Speedway Corp., Class A                       384,371

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            LEISURE & ENTERTAINMENT--(CONTINUED)
   13,500   Royal Caribbean Cruises Ltd.                            $   573,075
                                                                    -----------

                                                                      1,552,446
                                                                    -----------

            MACHINERY--0.3%
    3,000   Terex Corp.*                                                168,060
                                                                    -----------

            MANUFACTURING--1.7%
    9,900   Eaton Corp.                                                 763,092
    4,400   Teleflex, Inc.                                              284,372
                                                                    -----------
                                                                      1,047,464
                                                                    -----------

            MEDICAL & MEDICAL SERVICES--2.3%
   18,000   Lincare Holdings, Inc.*                                     678,060
    2,000   New Aetna, Inc                                               82,620
   13,232   Pediatrix Medical Group, Inc.*                              637,121
                                                                    -----------
                                                                      1,397,801
                                                                    -----------

            MEDICAL INSTRUMENTS & SUPPLIES--4.0%
   11,400   Baxter International, Inc.                                  510,036
    8,600   Becton, Dickinson & Co.                                     616,792
    5,600   Hillenbrand Industries, Inc.                                324,016
   12,000   Kinetic Concepts, Inc.*                                     435,600
   10,700   McKesson Corp. +                                            528,580
                                                                    -----------
                                                                      2,415,024
                                                                    -----------

            METALS - DIVERSIFIED--0.3%
    1,400   Phelps Dodge Corp.                                          172,200
                                                                    -----------

            MORTGAGE--0.9%
   11,700   IndyMac Bancorp, Inc.+                                      537,615
                                                                    -----------

            MULTIMEDIA/PUBLISHING--2.3%
   11,400   Gannett Co., Inc.                                           678,528
   20,200   R.R. Donnelley & Sons Co.                                   712,454
                                                                    -----------
                                                                      1,390,982
                                                                    -----------

            OFFICE & BUSINESS EQUIPMENT--1.1%
   10,000   Avery Dennison Corp.                                        674,700
                                                                    -----------

            OIL & GAS FIELD EXPLORATION--5.0%
   14,100   Ensco International, Inc.                                   731,226
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            OIL & GAS FIELD EXPLORATION--(CONTINUED)
    4,300   Grant Prideco, Inc.*                                    $   188,426
   21,900   Pride International, Inc.*+                                 707,151
   11,900   Ultra Petroleum Corp.*                                      641,410
   13,000   Unit Corp.*                                                 663,390
    3,038   W&T Offshore, Inc.                                          105,297
                                                                    -----------
                                                                      3,036,900
                                                                    -----------

            OIL REFINING--0.2%
    2,200   Sunoco, Inc.                                                149,952
                                                                    -----------

            PAPER & ALLIED PRODUCTS--1.1%
   16,300   Rayonier, Inc.+                                             679,710
                                                                    -----------

            PHARMACEUTICALS--1.0%
   11,700   Biogen Idec, Inc.*                                          611,442
                                                                    -----------

            REAL ESTATE INVESTMENT TRUSTS--3.3%
    7,900   Camden Property                                             629,867
   15,400   CBL & Associates Properties, Inc.+                          663,740
    5,200   SL Green Realty Corp.+                                      703,248
                                                                    -----------
                                                                      1,996,855
                                                                    -----------

            RESIDENTIAL CONSTRUCTION--1.1%
    1,150   NVR, Inc.*                                                  684,250
                                                                    -----------

            RESTAURANTS--2.2%
   14,400   Brinker International, Inc.                                 654,768
   13,160   Darden Restaurants, Inc.                                    528,374
    2,900   Yum! Brands, Inc.                                           177,451
                                                                    -----------
                                                                      1,360,593
                                                                    -----------

            RETAIL - SPECIALTY--5.9%
   16,300   AnnTaylor Stores Corp.*                                     562,350
    6,000   AutoZone, Inc.*                                             681,660
   10,400   Family Dollar Stores, Inc.                                  290,056
   17,500   NBTY, Inc.*                                                 636,125
   19,000   Office Depot, Inc.*                                         719,340
   21,600   Ross Stores, Inc.                                           669,384
                                                                    -----------
                                                                      3,558,915
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            SAVINGS & LOAN ASSOCIATIONS--1.1%
   24,600   TCF Financial Corp.+                                    $   642,552
                                                                    -----------
            SCHOOLS--1.0%
    8,700   ITT Educational Services, Inc.*+                            596,559
                                                                    -----------
            SEMICONDUCTORS--3.3%
    3,100   Altera Corp.*                                                61,659
   13,800   Integrated Device Technology, Inc.*                         227,700
    8,827   Lam Research Corp.*+                                        464,300
    1,600   MEMC Electronic Materials, Inc.*                             63,680
   16,500   Novellus Systems, Inc.*                                     515,130
   44,100   Teradyne, Inc.*                                             657,090
                                                                    -----------
                                                                      1,989,559
                                                                    -----------

            SERVICES - MANAGEMENT CONSULTING--0.9%
   17,000   Accenture Ltd., Class A                                     572,900
                                                                    -----------

            TELECOMMUNICATIONS--1.2%
   13,800   Embarq Corp.                                                710,010
                                                                    -----------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.3%
    4,000   Amdocs Ltd.*                                                154,200
   21,100   Polycom, Inc.*                                              608,524
                                                                    -----------
                                                                        762,724
                                                                    -----------

            TRANSPORTATION--2.1%
    3,100   CSX Corp.                                                   111,166
   11,600   Norfolk Southern Corp.+                                     571,300
    6,500   Union Pacific Corp.                                         588,380
                                                                    -----------
                                                                      1,270,846
                                                                    -----------

            UTILITIES--5.5%
   10,300   AGL Resources, Inc.                                         395,623
    1,455   Alliant Energy Corp.+                                        56,600
   19,500   American Electric Power Co., Inc.                           809,445
   13,600   Energen Corp.+                                              616,896
    2,200   National Fuel Gas Co.+                                       83,380
   14,000   Pinnacle West Capital Co.                                   690,760

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                              (NOTE 1)
-------------------------------------------------------------------------------
            UTILITIES--(CONTINUED)
      900   Public Service Enterprise Group, Inc.                   $    60,498
   22,000   UGI Corp.+                                                  619,960
                                                                    -----------
                                                                      3,333,162
                                                                    -----------

            WHOLESALE - DISTRIBUTION--0.8%
   14,200   SUPERVALU, Inc.+                                            486,492
                                                                    -----------

            Total Common Stocks
            (Cost $53,560,306)                                       57,580,962
                                                                    -----------

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                  VALUE
  (000'S)                                                               (NOTE 1)
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS--8.1%

   $1,385   Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/06 to
                  be repurchased at $1,385,443,
                  collateralized by $1,030,000 par
                  amount of U.S. Treasury Bond,
                  at a rate of 9.25%, due 2/15/16,
                  market value of collateral is
                  $1,426,278) 2.66%, 12/01/06**                       1,385,341

    3,550   Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/06 to
                  be repurchased at $3,550,073,
                  collateralized by $2,640,000 par
                  amount of U.S. Treasury Bond,
                  at a rate of 9.25%, due 2/15/16,
                  market value of collateral is
                  $3,655,703) 5.27%, 12/01/06                         3,549,553
                                                                    -----------

            Total Repurchase Agreements
                  (Cost $4,934,895)                                   4,934,894
                                                                    ------------
 Total Investments -- 102.8%
       (Cost $58,495,201)***                                         62,515,856
                                                                    ------------
 Liabilities in Excess of Other Assets -- (2.8)%                     (1,686,135)
                                                                    ------------
 Net Assets -- 100.0%                                               $60,829,721
                                                                    ===========
-------------

+     Security position is either entirely or partially out on loan.

*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $ 58,885,939
                                                             ------------
      Gross unrealized appreciation                          $  3,977,880
      Gross unrealized depreciation                              (347,963)
                                                             ------------
      Net unrealized appreciation/(depreciation)             $  3,629,917
                                                             ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            COMMON STOCKS--97.8%
            AEROSPACE & DEFENSE--0.4%
    5,500   Alliant Techsystems, Inc.*+                             $   425,205
   10,400   K&F Industries Holdings, Inc.*                              216,632
   19,500   Orbital Sciences Corp.*                                     353,340
                                                                    -----------
                                                                        995,177
                                                                    -----------

            AIRLINES--0.7%
  195,394   ExpressJet Holdings, Inc.*                                1,543,613
    9,000   Midwest Air Group, Inc.*                                     74,520
                                                                    -----------
                                                                      1,618,133
                                                                    -----------

            APPAREL--1.3%
   25,884   Gymboree Corp. (The)*                                     1,030,183
   15,100   Maidenform Brands, Inc.*                                    288,712
    9,100   Oxford Industries, Inc.                                     462,462
   34,712   Perry Ellis International, Inc.*                          1,317,321
                                                                    -----------
                                                                      3,098,678
                                                                    -----------

            AUTOMOBILE PARTS & EQUIPMENT--2.7%
   15,334   Accuride Corp.*                                             172,661
  172,200   American Axle & Manufacturing Holdings, Inc.+             3,151,260
   38,200   Group 1 Automotive, Inc.                                  1,947,818
   51,000   United Rentals, Inc.*                                     1,278,060
                                                                    -----------
                                                                      6,549,799
                                                                    -----------

            AUTOMOBILES & TRUCKS--0.3%
   24,400   Navistar International Corp.*                               780,556
                                                                    -----------

            BANKS--5.2%
    7,406   BancFirst Corp.                                             394,518
    1,400   Bancorp, Inc. (The)*                                         37,534
   55,200   Bank of Hawaii Corp.                                      2,849,976
    9,634   Banner Corp.                                                439,888
   10,845   Community Bancorp*                                          329,580
   87,800   Corus Bankshares, Inc.+                                   1,967,598
    8,795   First Community Bancorp                                     475,018
   18,541   First Regional Bancorp*                                     624,090
   40,801   Hanmi Financial Corp.                                       890,686
   12,286   Horizon Financial Corp.                                     303,341

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            BANKS--(CONTINUED)
   13,343   MB Financial, Inc.                                      $   479,281
    6,900   Pacific Capital Bancorp                                     224,871
    1,500   Preferred Bank                                               85,455
   11,694   Southwest Bancorp, Inc.                                     312,347
   44,391   Vineyard National Bancorp Co.+                              959,733
  153,432   W Holding Company, Inc.+                                    942,072
   60,094   Wilshire Bancorp, Inc.                                    1,148,396
                                                                    -----------
                                                                     12,464,384
                                                                    -----------

            BEVERAGES--0.0%
    1,692   Coca Cola Bottling Co.                                      106,816
                                                                    -----------

            BUILDING & BUILDING MATERIALS--0.2%
   10,700   Infrasource Services, Inc.*                                 231,227
    6,900   Perini Corp.*                                               224,388
                                                                    -----------
                                                                        455,615
                                                                    -----------

            BUSINESS SERVICES--0.1%
    8,100   Forrester Research, Inc.*+                                  227,772
                                                                    -----------

            CHEMICALS - DIVERSIFIED--1.1%
  123,900   Celanese Corp., Series A                                  2,725,800
                                                                    -----------

            CHEMICALS - SPECIALTY--3.7%
    8,600   Cabot Corp.                                                 353,718
   37,000   OM Group, Inc.*                                           1,740,850
  138,117   RPM International, Inc.                                   2,785,820
   84,200   Spartech Corp.                                            2,519,264
   58,111   Valspar Corp. ( The )                                     1,625,946
                                                                    -----------
                                                                      9,025,598
                                                                    -----------

            COMMERCIAL BANKS--0.9%
    5,008   Alabama National BanCorp.                                   342,948
   25,027   City Bank                                                 1,338,444
    8,200   Dollar Financial Corp.*+                                    239,932
    5,900   Scbt Financial Corp.                                        238,537
                                                                    -----------
                                                                      2,159,861
                                                                    -----------

            COMMERCIAL SERVICES--1.4%
    6,400   Central Parking Corp.                                       116,864
    7,626   Compass Diversified Trust+                                  130,405
   63,400   Convergys Corp.*+                                         1,529,208

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            COMMERCIAL SERVICES--(CONTINUED)
   35,325   Deluxe Corp.                                            $   869,701
   14,800   Interactive Data Corp.*                                     346,024
   24,700   Rewards Network, Inc.*                                      138,320
    4,300   Steiner Leisure Ltd.*                                       192,640
                                                                    -----------
                                                                      3,323,162
                                                                    -----------

            COMMUNICATION EQUIPMENT--0.0%
    1,967   Tessco Technologies, Inc.*                                   42,251
                                                                    -----------

            COMPUTER NETWORKING PRODUCTS--1.1%
  161,100   Brocade Communications Systems, Inc.*                     1,490,175
   73,900   Foundry Networks, Inc.*                                   1,057,509
                                                                    -----------
                                                                      2,547,684
                                                                    -----------

            COMPUTER SOFTWARE--1.4%
   81,923   Captaris, Inc.*                                             598,038
   15,326   Magma Design Automation, Inc.*                              137,321
    6,556   ManTech International Corp., Class A*                       237,852
   47,849   SYNNEX Corp.*                                             1,086,651
   53,473   Synopsys, Inc.*                                           1,366,235
                                                                    -----------
                                                                      3,426,097
                                                                    -----------

            COMPUTER STORAGE DEVICES--0.4%
   26,768   Datalink Corp.*                                             217,356
   63,125   Smart Modular Technologies, Inc.*                           750,556
                                                                    -----------
                                                                        967,912
                                                                    -----------

            CONSTRUCTION & BUILDING MATERIALS--0.2%
   23,274   Insteel Industries, Inc.                                    447,792
                                                                    -----------

            CONSUMER PRODUCTS--0.2%
   18,900   Helen of Troy Ltd.*                                         446,607
                                                                    -----------

            CORRECTIONAL REHABILITAION--0.3%
   16,200   Corrections Corporation of America*+                        736,290
                                                                    -----------

            DATA PROCESSING--1.4%
   57,210   Fair Isaac Corp.                                          2,381,080

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------
            DATA PROCESSING--(CONTINUED)
   76,703   infoUSA, Inc.+                                          $   931,175
                                                                    -----------
                                                                      3,312,255
                                                                    -----------

            ELECTRIC & OTHER SERVICES--0.1%
    9,500   Empire District Electric Co.+                               228,380
                                                                    -----------

            ELECTRIC PRODUCTS--0.1%
   18,900   Graftech International Ltd.*                                127,575
                                                                    -----------

            ELECTRICAL EQUIPMENT--0.1%
    4,600   Acuity Brands, Inc.                                         242,282
   20,800   Magnatek, Inc.*                                             113,984
                                                                    -----------
                                                                        356,266
                                                                    -----------

            ELECTRICAL WORK--0.2%
   11,100   IDACORP, Inc.                                               443,889
                                                                    -----------

            ELECTRONIC COMPONENTS & ACCESSORIES--0.6%
   35,200   AVX Corp.                                                   547,008
   78,972   TTM Technologies, Inc.*                                     995,837
                                                                    -----------
                                                                      1,542,845
                                                                    -----------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.2%
   11,700   Tektronix, Inc.                                             357,552
                                                                    -----------

            ELECTRONICS--0.2%
   21,700   Technitrol, Inc.+                                           596,316
                                                                    -----------

            ELECTRONICS AND INSTRUMENTATION--0.3%
   51,663   Eagle Test Systems, Inc.*                                   799,743
                                                                    -----------

            ENERGY--0.1%
    6,300   Headwaters, Inc.*                                           150,696
                                                                    -----------

            FINANCIAL SERVICES--3.3%
   65,000   Cash America International, Inc.                          2,869,100
   45,900   eSPEED, Inc., Class A*                                      430,542
   16,500   Hercules Technology Growth Capital, Inc.                    224,235
    6,000   Jackson Hewitt Tax Service, Inc.                            217,080
  110,300   Knight Capital Group, Inc.*                               1,942,383
   20,900   MCG Capital Corp.                                           408,386

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            FINANCIAL SERVICES--(CONTINUED)
   38,597   Sky Financial Group, Inc.                               $   955,276
    3,541   Triad Guaranty, Inc.*+                                      190,506
   17,090   World Acceptance Corp.*                                     775,715
                                                                    -----------
                                                                      8,013,223
                                                                    -----------

            FOOD & AGRICULTURE--1.2%
   60,896   J. M. Smucker Co. (The)                                   2,927,880
                                                                    -----------

            GAS UTILITIES--0.8%
   59,100   Atmos Energy Corp.                                        1,936,707
                                                                    -----------

            HEALTH CARE--2.5%
   52,000   AMERIGROUP Corp.*                                         1,777,880
   48,500   Healthspring, Inc.*                                         936,535
   39,000   Herbalife Ltd.*                                           1,519,440
    4,500   LHC Group, Inc.*                                            124,515
   15,446   Odyssey HealthCare, Inc.*+                                  191,222
   22,800   WellCare Health Plans, Inc.*                              1,472,196
                                                                    -----------
                                                                      6,021,788
                                                                    -----------

            HOME FURNISHINGS--0.3%
   35,493   Tempur-Pedic International, Inc.*+                          748,192
                                                                    -----------

            HOSPITALS--0.7%
   49,700   Apria Healthcare Group, Inc.*                             1,241,009
   21,500   MedCath Corp.*                                              556,420
                                                                    -----------
                                                                      1,797,429
                                                                    -----------

            HOTELS & MOTELS--0.6%
   22,323   Choice Hotels International, Inc.                         1,017,929
   62,500   Interstate Hotels & Resorts, Inc.*                          488,125
                                                                    -----------
                                                                      1,506,054
                                                                    -----------

            INSURANCE--1.4%
   70,000   Endurance Specialty Holdings                              2,627,100
    7,900   First Mercury Financial Corp.*                              166,611
   10,100   Max Re Capital Ltd.                                         242,400
   22,600   Specialty Underwriters' Alliance, Inc.*                     234,588
                                                                    -----------
                                                                      3,270,699
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            INSURANCE - HEALTH & LIFE--0.1%
    5,500   Reinsurance Group of America, Inc.                      $   303,435
                                                                    -----------

            INSURANCE - PROPERTY & CASUALTY--3.7%
  110,000   Commerce Group, Inc. (The)                                3,356,100
   49,152   IPC Holdings Ltd.                                         1,533,542
    4,525   Safety Insurance Group, Inc.                                237,020
   15,260   United America Indemnity, Ltd., Class A*                    382,873
   73,200   Zenith National Insurance Corp.                           3,378,912
                                                                    -----------
                                                                      8,888,447
                                                                    -----------

            INTERNET CONTENT--0.6%
  112,283   United Online, Inc.                                       1,507,961
                                                                    -----------

            INTERNET SOFTWARE--0.8%
   12,500   Internap Network Services Corp.*                            243,125
  159,867   SonicWALL, Inc.*                                          1,606,663
                                                                    -----------
                                                                      1,849,788
                                                                    -----------

            INVESTMENT MANAGEMENT--0.1%
    7,300   Gamco Investors, Inc.+                                      285,065
                                                                    -----------

            LEISURE & ENTERTAINMENT--2.0%
   78,500   Dover Downs Gaming & Entertainment, Inc.                  1,048,760
   41,920   International Speedway Corp., Class A                     2,172,714
   41,500   Live Nation, Inc.*                                          889,760
    8,600   Marvel Entertainment, Inc.*                                 241,660
   14,637   Speedway Motorsports, Inc.                                  554,742
                                                                    -----------
                                                                      4,907,636
                                                                    -----------

            MACHINERY--0.8%
   58,500   Wabtec Corp.                                              1,921,725
                                                                    -----------

            MANUFACTURING--2.0%
   21,200   Chart Industries, Inc.*+                                    312,912
   40,700   Freightcar America, Inc.+                                 2,242,570
    7,300   Myers Industries, Inc.                                      117,968

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            MANUFACTURING--(CONTINUED)
   10,440   Tecumseh Products Co., Class A+                         $   169,232
   25,000   Teleflex, Inc.                                            1,615,750
   12,700   Tredegar Corp.                                              252,603
                                                                    -----------
                                                                      4,711,035
                                                                    -----------

            MEDICAL & MEDICAL SERVICES--0.7%
   31,700   Pediatrix Medical Group, Inc.*                            1,526,355
    4,200   Res-Care, Inc.*                                              77,238
                                                                    -----------
                                                                      1,603,593
                                                                    -----------

            MEDICAL INSTRUMENTS & SUPPLIES--0.8%
   35,400   Kinetic Concepts, Inc.*                                   1,285,020
   13,700   Techne Corp*                                                736,649
                                                                    -----------
                                                                      2,021,669
                                                                    -----------

            METALS--0.0%
    2,400   USEC, Inc.                                                   29,904
                                                                    -----------

            MORTGAGE--2.1%
   20,287   Delta Financial Corp.+                                      191,712
  143,200   Fremont General Corp.                                     2,435,832
   50,300   IndyMac Bancorp, Inc.+                                    2,311,285
                                                                    -----------
                                                                      4,938,829
                                                                    -----------

            MULTIMEDIA/PUBLISHING--0.8%
   57,188   Scholastic Corp.                                          1,905,504
                                                                    -----------

            OFFICE & BUSINESS EQUIPMENT--0.3%
   11,100   Global Imaging Systems, Inc.*+                              236,541
   23,000   IKON Office Solutions, Inc.+                                371,910
                                                                    -----------
                                                                        608,451
                                                                    -----------

            OIL & GAS EQUIPMENT & SERVICES--0.3%
   12,200   Lone Star Technologies, Inc.*                               640,012
      300   Northwest Natural Gas Co.                                    12,372
                                                                    -----------
                                                                        652,384
                                                                    -----------

            OIL & GAS FIELD EXPLORATION--3.8%
   90,100   Harvest Natural Resources, Inc.*                            923,525
   37,800   Penn Virginia Corp.                                       2,849,742

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            OIL & GAS FIELD EXPLORATION--(CONTINUED)
   72,900   St. Mary Land & Exploration Co.+                        $ 2,921,832
  150,845   VAALCO Energy, Inc.*                                      1,265,590
   45,379   Western Refining, Inc.+                                   1,285,133
                                                                    -----------
                                                                      9,245,822
                                                                    -----------

            OIL & GAS FIELD SERVICES--0.1%
    8,000   Trico Marine Services, Inc.*                                290,800
                                                                    -----------

            OIL EQUIPMENT & SERVICES--0.1%
   20,300   Horizon Offshore, Inc.*                                     336,980
                                                                    -----------

            PAPER & ALLIED PRODUCTS--0.1%
   32,600   Xerium Technologies, Inc.+                                  332,194
                                                                    -----------

            PAPER & ALLIED PRODUCTS--0.5%
   29,220   Potlatch Corp.                                            1,218,182
                                                                    -----------

            PHARMACEUTICALS--0.2%
   47,100   Prestige Brands Holdings, Inc.*                             564,258
                                                                    -----------

            POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.3%
   17,900   Ormat Technologies, Inc.+                                   659,436
                                                                    -----------

            PRINTING--0.2%
    7,500   Consolidated Graphics, Inc.*                                438,750
                                                                    -----------

            PROPERTY & CASUALITY INSURANCE--0.5%
   29,357   21st Century Holding Co.                                    774,438
   11,160   American Safety Insurance Holdings, Ltd.*                   207,018
    3,756   NYMAGIC, Inc.                                               127,591
                                                                    -----------
                                                                      1,109,047
                                                                    -----------

            REAL ESTATE INVESTMENT TRUSTS--11.0%
   21,000   Brandywine Realty Trust                                     738,150
   67,400   CBL & Associates Properties, Inc.+                        2,904,940
   45,250   Entertainment Properties Trust                            2,746,675
    7,162   Equity Lifestyle Properties, Inc.                           372,209
  148,100   FelCor Lodging Trust, Inc.                                3,259,681
  121,300   HRPT Properties Trust+                                    1,524,741
   55,700   Innkeepers USA Trust                                        891,200

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
    5,500   Lasalle Hotel Properties+                               $   242,550
   27,100   LTC Properties, Inc.                                        748,502
   17,500   Medical Properties Trust, Inc.+                             259,875
   45,319   Parkway Properties, Inc.+                                 2,351,150
   48,500   PS Business Parks, Inc.                                   3,455,625
   20,400   Realty Income Corp.                                         560,184
   53,574   Resource Capital Corp.                                      889,328
  252,500   Spirit Finance Corp.                                      3,083,025
   60,800   Tanger Factory Outlet Centers, Inc.                       2,396,736
                                                                    -----------
                                                                     26,424,571
                                                                    -----------

            RECREATIONAL--0.2%
   23,200   Town Sports International Holdings, Inc.*+                  377,464
                                                                    -----------

            REINSURANCE--1.2%
   67,000   Allied World Assurance Holdings                           2,844,150
                                                                    -----------

            RESTAURANTS--0.3%
    3,600   CEC Entertainment, Inc.*                                    143,316
   21,600   Domino's Pizza, Inc.                                        593,136
                                                                    -----------
                                                                        736,452
                                                                    -----------

            RETAIL - SPECIALTY--6.6%
   47,100   Aeropostale, Inc.*+                                       1,424,304
   42,700   AnnTaylor Stores Corp.*                                   1,473,150
  109,550   Asbury Automotive Group, Inc.                             2,578,807
   20,600   Brown Shoe Co., Inc.                                        977,264
   50,146   Cato Corp. (The), Class A                                 1,190,466
   21,324   Charlotte Russe Holding, Inc.*                              643,345
   10,700   Christopher & Banks Corp.+                                  201,053
   30,625   EZCORP, Inc., Class A*                                    1,430,800
   76,090   FTD Group, Inc.*                                          1,333,097
   22,449   Mothers Work, Inc.*                                         920,858
   57,900   NBTY, Inc.*                                               2,104,665
   30,367   Rent-A-Center, Inc.*+                                       830,234

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            RETAIL - SPECIALTY--(CONTINUED)
   24,457   Shoe Carnival, Inc.*                                    $   659,360
    4,600   Steven Madden Ltd.*                                         169,142
                                                                    -----------
                                                                     15,936,545
                                                                    -----------

            RETAIL - SPECIALTY STORES--0.0%
    1,252   Bon-Ton Stores, Inc. (The)                                   46,812
                                                                    -----------

            SAVINGS & LOAN ASSOCIATIONS--4.2%
   68,400   BankUnited Financial Corp., Class A                       1,744,200
   33,500   Downey Financial Corp.+                                   2,438,800
    3,200   East West Bancorp, Inc.                                     113,952
    7,545   First Place Financial Corp.                                 183,721
   29,300   FirstFed Financial Corp.*+                                1,905,086
   21,199   ITLA Capital Corp.                                        1,123,971
    7,377   PFF Bancorp, Inc.                                           243,441
   69,152   Sterling Financial Corp.+                                 2,320,049
                                                                    -----------
                                                                     10,073,220
                                                                    -----------

            SCHOOLS--0.6%
   20,700   ITT Educational Services, Inc. *+                         1,419,399
                                                                    -----------

            SEISMIC DATA COLLECTION--0.1%
   10,800   Input/Output, Inc.*+                                        117,180
                                                                    -----------

            SEMICONDUCTORS & RELATED--0.1%
   13,100   Agere Systems, Inc. Class A*                                234,752
                                                                    -----------

            SEMICONDUCTORS--4.3%
   77,500   Applied Micro Circuits Corp.*+                              271,250
   29,000   EMCOR Group, Inc.*+                                       1,730,430
   91,500   Emulex Corp.*                                             1,909,605
    8,109   Integrated Silicon Solution, Inc.*                           50,438
   12,655   LTX Corp.*+                                                  65,933
  253,300   Skyworks Solutions, Inc.*+                                1,838,958
   98,003   Teradyne, Inc.*                                           1,460,245
   38,100   Varian Semiconductor Equipment Associates, Inc.*          1,513,713

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            SEMICONDUCTORS--(CONTINUED)
   95,950   Zoran Corp.*                                            $ 1,430,614
                                                                    -----------
                                                                     10,271,186
                                                                    -----------

            SERVICES - EMPLOYMENT AGENCIES--0.1%
    2,600   Volt Information Sciences, Inc.*                            121,316
                                                                    -----------

            SERVICES - MANAGEMENT CONSULTING--0.1%
   34,626   PDI, Inc.*+                                                 353,185
                                                                    -----------

            STEEL--1.0%
   50,262   Chaparral Steel Co.                                       2,337,183
                                                                    -----------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.7%
   40,887   Carrier Access Corp.*                                       255,544
  104,700   Cincinnati Bell Inc.*                                       473,244
    7,100   CT Communications, Inc.                                     144,698
   62,700   Glenayre Technologies, Inc.*                                151,734
   91,367   Lightbridge, Inc.*                                        1,206,044
   61,400   Polycom, Inc.*                                            1,770,776
   19,900   UTStarcom, Inc.*+                                           176,712
                                                                    -----------
                                                                      4,178,752
                                                                    -----------

            TOBACCO--0.5%
   61,100   Alliance One International, Inc.*                           395,928
   19,523   Universal Corp.+                                            909,186
                                                                    -----------
                                                                      1,305,114
                                                                    -----------

            TRANSPORTATION--3.3%
   40,500   ABX Air, Inc.*+                                             256,365
    4,713   Atlas Air Worldwide Holdings, Inc.*                         199,643
   65,500   General Maritime Corp.+                                   2,306,910
   99,863   OMI Corp.                                                 2,332,799
   43,300   Overseas Shipholding Group, Inc.                          2,492,348
   15,824   Saia, Inc.*                                                 392,277
                                                                    -----------
                                                                      7,980,342
                                                                    -----------

            UTILITIES--4.4%
   67,400   AGL Resources, Inc.                                       2,588,834
   17,800   Avista Corp.+                                               479,354

-------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

            UTILITIES--(CONTINUED)
   56,900   Energen Corp.                                           $ 2,580,984
   71,100   Puget Energy, Inc.                                        1,766,124
  103,900   UGI Corp.+                                                2,927,902
    9,108   Westar Energy, Inc.+                                        242,182
                                                                    -----------
                                                                     10,585,380
                                                                    -----------

            WASTE MANAGEMENT--1.3%
   84,628   Metal Management, Inc.                                    3,101,616
                                                                    -----------

            WHOLESALE - DISTRIBUTION--0.2%
   62,108   Handleman Co.                                               490,032
                                                                    -----------

            Total Common Stocks (Cost $216,688,063)                 235,549,019
                                                                    -----------

            WARRANTS--0.0%
            SAVINGS & LOAN ASSOCIATIONS--0.0%
    4,100   Dime Community Bancshares, Litigation Tracking
            Warrants                                                        636
                                                                    -----------

-------------------------------------------------------------------------------
            Total Warrants (Cost $768)                                      636
                                                                    -----------
 PRINCIPAL
  AMOUNT                                                                 VALUE
  (000'S)                                                              (NOTE 1)
-------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS--4.1%

 $  3,020   Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/06 to
                  be repurchased at $3,020,083,
                  collateralized by $2,245,000 par
                  amount of U.S. Treasury Bond,
                  at a rate of 9.25%, due 2/15/16,
                  market value of collateral is
                  $3,108,733) 2.66%, 12/01/06**                       3,019,860

    6,761   Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/06 to
                  be repurchased at $6,761,536,
                  collateralized by $5,025,000 par
                  amount of U.S. Treasury Bond,
                  at a rate of 9.25%, due 2/15/16,
                  market value of collateral is
                  $6,958,299) 5.27%, 12/01/06                         6,760,546
                                                                    -----------

            Total Repurchase Agreements
                 (Cost $9,780,406)                                    9,780,406
                                                                    -----------

                           [LOGO]N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2006 (UNAUDITED)

                                                                       VALUE
                                                                     (NOTE 1)
--------------------------------------------------------------------------------
 Total Investments -- 101.9%
     (Cost $226,469,237)***                                       $ 245,330,061
                                                                  --------------
 Liabilities in Excess of Other Assets --
     (1.9)%                                                          (4,499,465)
                                                                  --------------
 Net Assets -- 100.0%                                             $ 240,830,596
                                                                  ==============

------------
+     Security position is either entirely or partially out on loan.

*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $ 227,189,313
                                                             -------------
      Gross unrealized appreciation                          $  23,077,555
      Gross unrealized depreciation                             (4,936,807)
                                                             -------------
      Net unrealized appreciation/(depreciation)             $  18,140,748
                                                             =============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

                                                                                      MARKET
SHARES          DESCRIPTION                                                           VALUE
--------        -----------                                                           ------
COMMON STOCK -- 96.0%
------------------------------------------------------------------------------------------------
                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 91.9%
                 -------------------------------------------------------------------------------
       9,500    Associated Banc-Corp                                              $      315,780
      20,100    Auburn National Bancorporation, Inc.                                     556,770
     176,400    Bank of America Corp.                                                  9,499,140
      39,200    BB&T Corp.                                                             1,685,992
     147,000    C&F Financial Corp.                                                    5,953,500
      23,200    Camden National Corp.                                                  1,041,912
      22,700    Citigroup, Inc.                                                        1,125,693
      12,300    Citizens Banking Corp.                                                   330,132
      37,000    City Holding Co.                                                       1,461,500
      35,700    Comerica, Inc.                                                         2,079,525
      53,500    Community Bank System, Inc.                                            1,286,140
      32,500    Corus Bankshares, Inc.                                                   728,325
      29,982    Dearborn Bancorp, Inc.*                                                  635,319
      16,300    Desert Community Bank*                                                   290,140
      37,600    FNB Corp.                                                              1,470,160
     342,400    Greater Bay Bancorp                                                    8,813,376
     294,000    JPMorgan Chase & Co.                                                  13,606,320
     360,400    KeyCorp                                                               13,010,440
      13,000    Leesport Financial Corp.                                                 318,370
      62,093    MainSource Financial Group, Inc.                                       1,133,818
     260,400    National Bankshares, Inc.                                              6,231,372
     286,300    National City Corp.                                                   10,335,430
     302,943    Northrim BanCorp, Inc.                                                 8,279,432
     339,600    Oriental Financial Group, Inc.(a)                                      3,912,192
     442,200    PAB Bankshares, Inc.                                                   9,754,932
     120,500    Pacific Premier Bancorp, Inc.*                                         1,427,925
     117,840    Penns Woods Bancorp, Inc.                                              4,365,972
       9,900    Pinnacle Financial Partners, Inc.*                                       324,324
     221,800    Regions Financial Corp.                                                8,128,970
      35,700    Royal Bancshares of Pennsylvania, Inc., Class A                          885,717
     554,602    Sun Bancorp, Inc. (NJ)*                                               11,158,592
     327,000    U.S. Bancorp                                                          11,000,280
      11,700    Umpqua Holdings Corp.                                                    351,234
     102,900    UnionBanCal Corp.                                                      5,922,924
     121,395    United Security Bancshares, Inc.                                       3,338,362
     238,942    Wachovia Corp.                                                        12,948,267
                                                                                  --------------
                                                                                     163,708,277
                                                                                  --------------
                STATE & NATIONAL BANKS -- 4.1%
                --------------------------------------------------------------------------------
     246,552    Capital Crossing Bank*                                                 7,273,284
                                                                                  --------------
                                                                                       7,273,284
                                                                                  --------------
                   TOTAL COMMON STOCK (COST $143,515,566)                            170,981,561
                                                                                  --------------

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 2006 (UNAUDITED)

                                                                                      MARKET
PRINCIPAL                                                                             VALUE
---------                                                                             ------
                U.S. GOVERNMENT AGENCY OBLIGATION -- 4.2%
                --------------------------------------------------------------------------------
$  7,542,000    Federal Home Loan Bank Discount Note
                5.18%, 12/01/06(b)                                                $    7,542,000
                                                                                  --------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (COST $7,542,000)              7,542,000
                                                                                  --------------
                TOTAL INVESTMENTS -- 100.2%
                (COST $151,057,566)**                                                178,523,561
                                                                                  --------------
                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                         (358,576)
                                                                                  --------------
                NET ASSETS -- 100%                                                $  178,164,985
                                                                                  ==============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

(a)   Incorporated in Puerto Rico.

(b)   Rate shown is the effective yield at purchase.

*     Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $ 151,057,566
                                                -------------

Gross unrealized appreciation                   $  28,864,546
Gross unrealized depreciation                      (1,398,551)
                                                -------------
Net unrealized appreciation/(depreciation)      $  27,465,995
                                                =============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

COMMON STOCK--93.5%

AEROSPACE & DEFENSE--1.5%
   DRS Technologies, Inc.                               53,736      $  2,670,142
   K&F Industries Holdings, Inc.                       129,700         2,701,651
                                                                    ------------
                                                                       5,371,793
                                                                    ------------

APPAREL--5.5%
   Brown Shoe Co., Inc.                                 44,125         2,093,290
   Charming Shoppes, Inc.*                             178,100         2,409,693
   Children's Place Retail Stores,
     Inc., (The)*                                       25,000         1,613,000
   Dress Barn, Inc., (The)*                             88,600         2,145,892
   Finish Line, Inc., (The), Class A                   104,325         1,454,291
   Hartmarx Corp.*                                     300,535         1,977,520
   Kellwood Co.                                         36,870         1,152,188
   Kenneth Cole Productions, Inc., Class A              28,000           669,200
   Oxford Industries, Inc.                              82,920         4,213,994
   Warnaco Group, Inc., (The)*                          56,950         1,476,144
                                                                    ------------
                                                                      19,205,212
                                                                    ------------

AUTOMOTIVE & TRUCKS--2.4%
   Adesa, Inc.                                         141,965         3,750,715
   Asbury Automative Group, Inc.                        88,095         2,073,756
   Group 1 Automotive, Inc.                             26,555         1,354,040
   Lithia Motors, Inc., Class A                         41,900         1,083,534
                                                                    ------------
                                                                       8,262,045
                                                                    ------------

BUILDING & CONSTRUCTION--2.2%
   Champion Enterprises, Inc.*                         247,110         2,310,479
   Infrasource Services, Inc.*                          56,315         1,216,967
   Palm Harbor Homes, Inc.*                             45,443           623,478
   Perini Corp.*                                        74,520         2,423,390
   Washington Group International, Inc.*                21,395         1,257,598
                                                                    ------------
                                                                       7,831,912
                                                                    ------------

BUILDING MATERIALS--1.5%
   Drew Industries, Inc.*                              109,600         3,040,304
   ElkCorp                                              61,845         2,223,328
                                                                    ------------
                                                                       5,263,632
                                                                    ------------

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

BUILDING PRODUCTS-AIR & HEATING--1.2%
   Lennox International, Inc.                          141,700      $  4,143,308
                                                                    ------------

BUSINESS & PUBLIC SERVICES--1.2%
   Gevity HR, Inc.                                     149,600         3,267,264
   Service Corp. International                         105,100         1,037,337
                                                                    ------------
                                                                       4,304,601
                                                                    ------------

CHEMICALS - SPECIALTY--1.7%
   Spartech Corp.                                       24,815           742,465
   UAP Holding Corp.                                   217,200         5,214,972
                                                                    ------------
                                                                       5,957,437
                                                                    ------------

COMMERCIAL SERVICES--0.8%
   CBIZ, Inc.*                                         204,200         1,429,400
   Steiner Leisure Ltd.*                                28,400         1,272,320
                                                                    ------------
                                                                       2,701,720
                                                                    ------------

COMPUTER EQUIPMENT & SERVICES--3.1%
   CIBER, Inc.*                                        159,800         1,109,012
   Electronics For Imaging, Inc.*                       69,200         1,695,400
   Imation Corp.                                        43,800         2,028,378
   Insight Enterprises, Inc.*                          154,885         3,113,189
   Keane, Inc.*                                         99,600         1,235,040
   Mercury Computer Systems, Inc.*                      60,515           791,536
   PAR Technology Corp.                                 78,300           663,984
   Pomeroy IT Solutions, Inc.*                          41,296           305,590
                                                                    ------------
                                                                      10,942,129
                                                                    ------------

COMPUTER SOFTWARE--0.5%
   Neoware, Inc.*                                       52,100           581,957
   Open Text Corp.*                                     66,300         1,255,059
                                                                    ------------
                                                                       1,837,016
                                                                    ------------

CONSULTING SERVICES--1.9%
   First Consulting Group, Inc.*                        48,740           606,326
   FTI Consulting, Inc.*                                42,900         1,153,152
   MAXIMUS, Inc.                                        85,050         2,488,563
   Watson Wyatt Worldwide, Inc., Class A                54,280         2,518,592
                                                                    ------------
                                                                       6,766,633
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

CONSUMER NON-CYCLICAL--2.4%
   Natuzzi S.p.A. - ADR*                                95,100      $    697,083
   Sealy Corp.*                                        356,400         5,303,232
   Tempur-Pedic International, Inc.*                   114,500         2,413,660
                                                                    ------------
                                                                       8,413,975
                                                                    ------------

CONSUMER PRODUCTS--1.3%
   Playtex Products, Inc.*                             159,350         2,367,941
   Tupperware Brands Corp.                              46,500           987,195
   WD-40 Co.                                            33,600         1,092,000
                                                                    ------------
                                                                       4,447,136
                                                                    ------------

CONTAINERS--1.4%
   Silgan Holdings, Inc.                               111,400         4,805,796
                                                                    ------------

DATA PROCESSING SERVICES--0.2%
   Goldleaf Financial Solutions, Inc.*                 127,075           749,742
                                                                    ------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.5%
   Bel Fuse, Inc., Class B                              19,500           715,650
   Ikanos Communications, Inc.*                        127,400         1,147,874
                                                                    ------------
                                                                       1,863,524
                                                                    ------------

ELECTRONICS--2.5%
   Hypercom Corp.*                                     121,500           804,330
   Paxar Corp.*                                        110,800         2,365,580
   Planar Systems, Inc.*                                59,400           595,188
   Schawk, Inc.                                         82,160         1,575,007
   Technitrol, Inc.                                    130,430         3,584,217
                                                                    ------------
                                                                       8,924,322
                                                                    ------------

ENVIRONMENTAL SERVICES--0.4%
   Tetra Tech, Inc.*                                    84,490         1,474,350
                                                                    ------------

FINANCIAL SERVICES--2.8%
   Advanta Corp., Class B                               84,065         3,835,045
   CMET Finance Holdings, Inc. 144A ++*                 15,000           430,050
   Cowen Group. Inc.*                                   98,855         1,673,615
   Federal Agricultural Mortgage Corp.,
     Class C                                           117,400         3,062,966
   RAM Holdings Ltd.*                                   48,800           681,248
                                                                    ------------
                                                                       9,682,924
                                                                    ------------

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

FOODS--2.0%
   Gold Kist, Inc.*                                    100,370      $  1,988,330
   NBTY, Inc.*                                          83,080         3,019,958
   Premium Standard Farms, Inc.                        114,681         2,177,792
                                                                    ------------
                                                                       7,186,080
                                                                    ------------

HEALTH CARE - DRUGS--0.6%
   Alpharma, Inc.                                      104,900         2,297,310
                                                                    ------------

HEALTH CARE - SERVICES--5.6%
   Amedisys, Inc.*                                      67,900         2,659,643
   Healthspring, Inc.*                                  65,300         1,260,943
   Kindred Healthcare, Inc.*                           127,530         3,280,072
   LifePoint Hospitals, Inc.*                          121,990         4,234,273
   Magellan Health Services, Inc.*                      24,400         1,073,112
   Option Care, Inc.                                   154,925         2,181,344
   Per-Se Technologies, Inc.*                           76,300         2,103,591
   PRA International*                                   39,400         1,141,024
   RehabCare Group, Inc.*                               53,870           674,991
   Res-Care, Inc.*                                      45,500           836,745
                                                                    ------------
                                                                      19,445,738
                                                                    ------------

HEALTH CARE - SUPPLIES--0.2%
   Owens & Minor, Inc.                                  19,400           601,982
                                                                    ------------

INDUSTRIAL EQUIPMENT & SUPPLIES--0.6%
   LSI Industries, Inc.                                 39,045           667,279
   Nordson Corp.                                        14,800           714,692
   Rofin-Sinar Technologies, Inc.*                      10,170           591,080
                                                                    ------------
                                                                       1,973,051
                                                                    ------------

INSURANCE - OTHER--12.3%
   American Equity Investment Life
     Holding Co.                                        74,145           963,885
   Amerisafe, Inc.*                                    126,930         1,733,864
   Aspen Insurance Holdings Ltd.                        42,915         1,156,559
   Assured Guaranty Ltd.                               212,700         5,498,295
   Bristol West Holdings, Inc.                          39,825           616,889
   CNA Surety Corp.*                                   120,125         2,397,695
   Hanover Insurance Group, Inc.                        19,790           937,650
   Hilb, Rogal & Hobbs Co.                              23,000           956,800
   Hub International Ltd.                               93,100         2,840,481
   Infinity Property & Casualty Corp.                   23,000         1,038,450
   IPC Holdings Ltd.                                   163,300         5,094,960

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

INSURANCE - OTHER--(CONTINUED)
   KMG America Corp.*                                  393,410      $  3,304,644
   Max Re Capital Ltd.                                 192,000         4,608,000
   Navigators Group, Inc., (The)*                       65,310         3,021,894
   Platinum Underwriters Holdings Ltd.                 208,860         6,355,610
   Quanta Capital Holdings Ltd.*                       208,800           473,976
   Seabright Insurance Holdings, Inc.*                  38,530           614,553
   United America Indemnity Ltd., Class A*              53,940         1,353,355
                                                                    ------------
                                                                      42,967,560
                                                                    ------------

INTERNET SERVICES--0.9%
   EarthLink, Inc.*                                    184,000         1,197,840
   United Online, Inc.                                 145,230         1,950,439
                                                                    ------------
                                                                       3,148,279
                                                                    ------------

IRON & STEEL--0.3%
   Ryerson, Inc.                                        44,800           997,248
                                                                    ------------

LEISURE & LODGING--0.1%
   MTR Gaming Group, Inc.*                              35,060           389,166
                                                                    ------------

MACHINERY--0.4%
   Actuant Corp., Class A                               13,000           702,780
   CIRCOR International, Inc.                           22,200           815,850
                                                                    ------------
                                                                       1,518,630
                                                                    ------------

MANUFACTURING--3.7%
   Acuity Brands, Inc.                                  31,700         1,669,639
   EnerSys*                                             47,925           799,389
   Federal Signal Corp.                                112,915         1,831,482
   Griffon Corp.*                                       42,900         1,022,736
   Matthews International Corp., Class A                64,795         2,601,519
   NN, Inc.                                             61,600           704,088
   Olin Corp.                                           45,800           766,234
   RBC Bearings, Inc.*                                 117,020         3,400,601
                                                                    ------------
                                                                      12,795,688
                                                                    ------------

MARKETING--0.3%
   Nu Skin Enterprises, Inc., Class A                   50,500           968,590
                                                                    ------------

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

MEDIA--0.2%
   Media General, Inc., Class A                         19,100      $    705,745
                                                                    ------------

MEDIA & ENTERTAINMENT--0.4%
   4Kids Entertainment, Inc.*                           32,800           588,104
   Journal Communications, Inc., Class A                61,300           725,792
                                                                    ------------
                                                                       1,313,896
                                                                    ------------

MEDICAL EQUIPMENT AND SUPPLIES--2.0%
   CONMED Corp.*                                        97,800         2,164,314
   Medical Action Industries, Inc.*                     74,500         2,340,790
   Symmetry Medical, Inc.*                             177,800         2,416,302
                                                                    ------------
                                                                       6,921,406
                                                                    ------------

MOTOR HOMES--1.4%
   Monaco Coach Corp.                                   76,200           983,742
   Winnebago Industries, Inc.                          112,035         3,898,818
                                                                    ------------
                                                                       4,882,560
                                                                    ------------

OFFICE EQUIPMENT & SUPPLIES--2.8%
   ACCO Brands Corp.*                                  109,400         2,777,666
   Ennis, Inc.                                          77,000         1,756,370
   Global Imaging Systems, Inc.*                       138,850         2,958,893
   Knoll, Inc.                                         118,585         2,467,754
                                                                    ------------
                                                                       9,960,683
                                                                    ------------

OIL & GAS - EXPLORATION--2.0%
   Comstock Resources, Inc.*                            55,100         1,681,652
   InterOil Corp.*                                      22,600           675,740
   Stone Energy Corp.*                                  31,400         1,225,228
   Swift Energy Co.*                                    66,600         3,403,926
                                                                    ------------
                                                                       6,986,546
                                                                    ------------

OIL SERVICES--1.4%
   Key Energy Services, Inc.*                          125,565         1,933,701
   Parker Drilling Co.*                                 85,300           821,439
   Trico Marine Services, Inc.*                         58,035         2,109,572
                                                                    ------------
                                                                       4,864,712
                                                                    ------------

PAPER FOREST PRODUCTS & PACKAGING--1.0%
   Neenah Paper, Inc.                                   41,300         1,410,808
   Rock-Tenn Co.                                        57,970         1,460,844

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

PAPER FOREST PRODUCTS & PACKAGING--(CONTINUED)
   Schweitzer-Mauduit International, Inc.               27,100      $    671,809
                                                                    ------------
                                                                       3,543,461
                                                                    ------------

PUBLISHING & INFORMATION SERVICES--3.2%
   Banta Corp.                                          31,700         1,148,174
   Bowne & Co., Inc.                                    99,300         1,570,926
   infoUSA, Inc.                                       176,900         2,147,566
   Journal Register Co.                                 77,400           602,172
   Reader's Digest Association, Inc., (The)             73,300         1,227,775
   Scholastic Corp.*                                   104,700         3,488,604
   Valassis Communications, Inc.*                       56,000           865,760
                                                                    ------------
                                                                      11,050,977
                                                                    ------------

RAILROAD & BULK SHIPPING--0.4%
   RailAmerica, Inc.*                                   80,495         1,283,895
                                                                    ------------

REAL ESTATE--1.5%
   Trammell Crow Co.*                                  109,000         5,373,700
                                                                    ------------

REAL ESTATE INVESTMENT TRUST (REIT)--4.7%
   Anworth Mortgage Asset Corp.                        147,035         1,388,010
   Ashford Hospitality Trust                            65,275           856,408
   Capital Lease Funding, Inc.                         117,375         1,412,021
   Digital Realty Trust, Inc.                           29,125         1,061,315
   Gladstone Commercial Corp.                           65,075         1,307,357
   Government Properties Trust, Inc.                    69,975           746,633
   Lexington Corporate Properties Trust                 39,250           867,425
   Medical Properties Trust, Inc. 144A                 143,700         2,133,945
   MFA Mortgage Investments, Inc.                      278,145         2,163,968
   MortgageIT Holdings, Inc.                            13,645           197,853
   Opteum, Inc., Class A 144A                           92,725           691,729
   Origen Financial, Inc.                              228,625         1,257,437
   Redwood Trust, Inc.                                  40,000         2,288,400
                                                                    ------------
                                                                      16,372,501
                                                                    ------------

RETAIL--0.2%
   Golfsmith International Holdings, Inc.*              80,365           742,573
                                                                    ------------

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

RETAIL - HARD GOODS--0.3%
   School Specialty, Inc.*                              24,300      $    900,315
                                                                    ------------

SAVINGS & LOANS--0.4%
   Franklin Bank Corp.*                                 73,000         1,432,260
                                                                    ------------

SCHOOLS--0.9%
   Universal Technical Institute, Inc.*                150,925         3,101,509
                                                                    ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.6%
   Emulex Corp.*                                       134,400         2,804,928
   Photronics, Inc.*                                    55,600           876,812
   Verigy Ltd.*                                        100,400         1,791,136
                                                                    ------------
                                                                       5,472,876
                                                                    ------------

SERVICES - BUSINESS--5.8%
   Clark, Inc.                                         152,950         2,508,380
   Cornell Companies, Inc.*                             45,580           820,440
   Geo Group, Inc., (The)*                              17,250           647,910
   IKON Office Solutions, Inc.                         174,500         2,821,665
   Integrated Alarm Services Group, Inc.*              334,943         1,001,480
   John H. Harland Co.                                  60,530         2,595,526
   Kforce, Inc.*                                        69,976           931,381
   MPS Group, Inc.*                                    131,500         1,971,185
   Spherion Corp.*                                     110,800           797,760
   Standard Parking Corp.*                              85,355         3,228,126
   World Fuel Services Corp.                            59,910         2,905,635
                                                                    ------------
                                                                      20,229,488
                                                                    ------------

TOBACCO--0.6%
   Alliance One International, Inc.                    205,000         1,328,400
   Universal Corp.                                      14,500           675,265
                                                                    ------------
                                                                       2,003,665
                                                                    ------------

TRANSPORT - SERVICES--0.4%
   Quintana Maritime Ltd.                              131,730         1,388,434
                                                                    ------------

TRUCKING--0.3%
   Marten Transport Ltd.*                               13,750           251,762
   Quality Distribution, Inc.*                          60,305           804,469
                                                                    ------------
                                                                       1,056,231
                                                                    ------------

TOTAL COMMON STOCK
     (Cost $256,989,835)                                             326,825,962
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                   ------------     ------------

INVESTMENT COMPANY--1.5%

FINANCIAL SERVICES--1.5%
   Apollo Investment Corp.                             121,900      $  2,739,093
   Ares Capital Corp.                                  130,625         2,462,282
                                                                    ------------
                                                                       5,201,375
                                                                    ------------

TOTAL INVESTMENT COMPANY
     (Cost $3,856,841)                                                 5,201,375
                                                                    ------------

SHORT-TERM INVESTMENTS--0.7%

   PNC Bank Money Market Deposit Account
       4.810% 12/01/06                               2,463,941         2,463,941
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $2,463,941)                                                 2,463,941
                                                                    ------------
TOTAL INVESTMENTS--95.7%
     (COST $263,310,617)**                                           334,491,278
                                                                    ------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--4.3%                                                15,179,763
                                                                    ------------
NET ASSETS--100.0%                                                  $349,671,041
                                                                    ============

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

*     --- Non-income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                        $ 263,310,617
                                                            -------------
      Gross unrealized appreciation                         $  84,715,981
      Gross unrealized depreciation                           (13,535,320)
                                                            -------------
      Net unrealized appreciation/(depreciation)            $  71,180,661
                                                            =============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                    ----------      ------------

LONG POSITIONS--111.4%

DOMESTIC COMMON STOCK--99.6%

AEROSPACE & DEFENSE--1.4%
   Allied Defense Group, Inc.,
   (The) +*                                             93,615      $  1,619,539
                                                                    ------------

AGRICULTURE--0.6%
   Hines Horticulture, Inc. +                          484,981           654,724
                                                                    ------------

APPAREL--1.5%
   Ashworth, Inc.*                                     112,226           785,582
   Crocs, Inc.*                                          9,535           409,528
   Tefron, Ltd.                                         46,670           511,037
                                                                    ------------
                                                                       1,706,147
                                                                    ------------

AUTOMOTIVE & TRUCKS--0.5%
   Strattec Security Corp. +*                           13,276           575,913
                                                                    ------------

BEVERAGES--0.5%
   Molson Coors Brewing Co.,
   Class B                                               7,870           559,400
                                                                    ------------

BUILDING & CONSTRUCTION--4.9%
   Comstock Homebuilding Companies, Inc.*              222,600         1,133,034
   Khd Humboldt Wedag International Ltd. +*             70,273         2,881,193
   Toll Brothers, Inc.*                                 47,500         1,529,500
                                                                    ------------
                                                                       5,543,727
                                                                    ------------

COMMERCIAL SERVICES--1.3%
   American Physicians Service Group, Inc. +            23,150           367,159
   Conrad Industries, Inc.*                             21,310           105,484
   Cornell Companies, Inc.*                             58,585         1,054,530
                                                                    ------------
                                                                       1,527,173
                                                                    ------------

COMPUTER EQUIPMENT & SERVICES--3.3%
   Dynamics Research Corp. +*                           53,755           511,210
   Electronics For Imaging, Inc.*                       49,300         1,207,850
   Neoware, Inc.*                                       24,200           270,314
   Perot Systems Corp., Class A +*                      40,000           628,800
   Pomeroy IT Solutions, Inc. +*                        64,195           475,043

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                    ----------      ------------

   Tier Technologies, Inc., Class B*                    94,180      $    668,678
                                                                    ------------
                                                                       3,761,895
                                                                    ------------

COMPUTER SOFTWARE--2.4%
   Efuture Information Technology, Inc.*                10,000           366,800
   etrials World, Inc.*                                 32,365           127,842
   Optio Software, Inc.*                               157,560           231,613
   Progress Software Corp.*                             43,600         1,181,996
   Quest Software, Inc.*                                58,700           839,997
                                                                    ------------
                                                                       2,748,248
                                                                    ------------

CONSULTING SERVICES--3.4%
   Accenture Ltd., Class A +                            33,795         1,138,891
   Answerthink, Inc. +*                                118,335           341,988
   MAXIMUS, Inc. +                                      41,385         1,210,925
   Opinion Research Corp. +*                            92,927         1,110,478
                                                                    ------------
                                                                       3,802,282
                                                                    ------------

CONSUMER NON-CYCLICAL--0.4%
   Natuzzi S.p.A. - ADR*                                64,530           473,005
                                                                    ------------

CONSUMER PRODUCTS--1.7%
   CSS Industries, Inc. +                               22,100           682,006
   WD-40 Co. +                                          38,330         1,245,725
                                                                    ------------
                                                                       1,927,731
                                                                    ------------

DATA PROCESSING SERVICES--0.0%
   Cam Commerce Solutions, Inc.                          1,858            42,883
                                                                    ------------

ELECTRONIC COMPONENTS & INSTRUMENTS--2.6%
   Bel Fuse, Inc., Class A                              65,766         2,141,341
   Richardson Electronics Ltd.                          80,190           801,900
                                                                    ------------
                                                                       2,943,241
                                                                    ------------

ELECTRONIC EQUIPMENT--1.5%
   NU Horizons Electronics Corp.*                      115,501         1,301,696
   Planar Systems, Inc.*                                37,345           374,197
                                                                    ------------
                                                                       1,675,893
                                                                    ------------

ENERGY EQUIPMENT & SERVICES--0.2%
   Rentech, Inc.*                                       51,385           206,568
                                                                    ------------

ENVIRONMENTAL CONTROL--0.3%
   TurboSonic Technologies, Inc.*                      286,798           301,138
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     ----------     ------------

FINANCIAL SERVICES--5.1%
   Citigroup, Inc. +                                     30,700     $  1,522,413
   Federal Agricultural Mortgage Corp., Class C +        36,140          942,893
   IndyMac Bancorp, Inc. +                               21,500          987,925
   Legg Mason, Inc. +                                    17,000        1,621,120
   U.S. Global Investors, Inc., Class A*                 13,175          663,493
                                                                    ------------
                                                                       5,737,844
                                                                    ------------

FOODS--1.0%
   Nestle S.A. +                                         12,500        1,103,355
                                                                    ------------

HEALTH & PERSONAL CARE--4.1%
   CCA Industries, Inc.                                  78,030          909,050
   Female Health Co., (The)*                            273,167          352,385
   Johnson & Johnson +                                   40,700        2,682,537
   Natrol, Inc.*                                        354,450          737,256
                                                                    ------------
                                                                       4,681,228
                                                                    ------------

HEALTH CARE - DRUGS--5.0%
   Hi-Tech Pharmacal Co., Inc.                           48,554          691,894
   Pfizer, Inc. +                                       131,800        3,623,182
   Sanofi-Aventis - ADR                                  30,100        1,324,701
                                                                    ------------
                                                                       5,639,777
                                                                    ------------

HEALTH CARE - SERVICES--3.0%
   American Dental Partners, Inc. +*                     65,332        1,157,683
   Amicas, Inc.*                                         67,000          184,250
   Health Fitness Corp.*                                 14,649           33,693
   National Medical Health Card Systems, Inc.*           35,600          359,204
   Pediatric Services of America, Inc. +*                47,415          600,274
   PHC, Inc., Class A*                                  468,445        1,044,632
                                                                    ------------
                                                                       3,379,736
                                                                    ------------

HEALTH CARE - SUPPLIES--4.0%
   MTS Medication Technologies +*                       135,705        1,207,775
   Orthofix International N.V. +*                        46,596        2,026,460
   Specialized Health Products International, Inc.*     160,143           97,687
   Unilens Vision, Inc.*                                113,980          487,834

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     ----------     ------------

   Vital Signs, Inc. +                                   12,115     $    668,627
                                                                    ------------
                                                                       4,488,383
                                                                    ------------

HOME PRODUCTS--0.2%
   Chromcraft Revington, Inc.*                           29,180          240,151
                                                                    ------------

INSURANCE - OTHER--15.8%
   Aegon NV                                              46,700          848,072
   AMBAC Financial Group, Inc. +                         11,900        1,019,116
   American International Group, Inc. +                  21,100        1,483,752
   Assured Guaranty Ltd. +                               19,192          496,113
   Bristol West Holdings, Inc.                           45,500          704,795
   Commerce Group, Inc., (The) +                         35,600        1,086,156
   Investors Title Co. +                                 12,030          622,793
   IPC Holdings Ltd. +                                   22,700          708,240
   Loews Corp. +                                         51,200        2,043,904
   MBIA, Inc. +                                          51,900        3,614,835
   PartnerRe Ltd. +                                      14,300          996,996
   Platinum Underwriters Holdings Ltd. +                 37,040        1,127,128
   PMI Group, Inc., (The)                                13,200          571,692
   Quanta Capital Holdings Ltd.*                        211,830          480,854
   RenaissanceRe Holdings Ltd. +                         10,700          630,016
   Torchmark Corp.                                        8,250          521,565
   Wesco Financial Corp. +                                1,975          948,000
                                                                    ------------
                                                                      17,904,027
                                                                    ------------

INTERNET SERVICES--4.3%
   Check Point Software Technologies Ltd. +*             48,900        1,119,810
   EarthLink, Inc.*                                     131,900          858,669
   Health Grades, Inc.*                                 170,980          817,284
   Shutterly, Inc.*                                      18,075          276,909
   Symantec Corp.*                                       81,900        1,736,280
                                                                    ------------
                                                                       4,808,952
                                                                    ------------

INTERNET SOFTWARE--1.1%
   McAfee, Inc.*                                         43,260        1,263,625
                                                                    ------------

LEISURE & LODGING--0.8%
   Escalade, Inc. +                                      89,950          912,993
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                    ----------      ------------

MACHINERY--1.5%
   Kadant, Inc. +*                                      73,290      $  1,732,576
                                                                    ------------

MANUFACTURING--2.1%
   Matthews International Corp., Class A +              28,845         1,158,127
   Velcro Industries N.V. +                             89,690         1,261,041
                                                                    ------------
                                                                       2,419,168
                                                                    ------------

MEDIA & ENTERTAINMENT--1.0%
   New Frontier Media, Inc. +*                         123,100         1,104,207
                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES--1.1%
   CONMED Corp. +*                                      28,700           635,131
   Span-America Medical Systems, Inc.                    1,049            14,686
   Theragenics Corp.*                                   99,090           331,951
   Zevex International, Inc.*                           33,200           283,196
                                                                    ------------
                                                                       1,264,964
                                                                    ------------

METALS & STEEL--0.5%
   Ryerson, Inc.                                        24,200           538,692
                                                                    ------------

OFFICE EQUIPMENT & SUPPLIES--1.4%
   Ennis, Inc. +                                        69,015         1,574,232
                                                                    ------------

OIL & GAS - EXPLORATION--0.8%
   Chesapeake Energy Corp. +                            15,500           527,465
   Infinity Energy Resources, Inc.*                     42,900           160,875
   Whittier Energy Corp. +*                             23,575           175,634
                                                                    ------------
                                                                         863,974
                                                                    ------------

PAPER FOREST PRODUCTS & PACKAGING--1.5%
   Graphic Packaging Corp.                             405,900         1,721,016
                                                                    ------------

PRINTING SERVICES--1.3%
   Cadmus Communications Corp.                          84,240         1,467,461
                                                                    ------------

REAL ESTATE--0.9%
   United Capital Corp.*                                36,830           963,841
                                                                    ------------

RESTAURANTS--0.9%
   McDonald's Corp.                                     25,200         1,057,644
                                                                    ------------

RETAIL--3.4%
   Blair Corp.                                          10,700           326,885

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                    ----------      ------------

   Conn's, Inc.*                                        42,400      $    905,664
   Genesco, Inc.*                                       30,500         1,168,760
   Hancock Fabrics, Inc.                               133,700           426,503
   Talbots, Inc., (The)                                 41,600         1,036,672
                                                                    ------------
                                                                       3,864,484
                                                                    ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.5%
   Emulex Corp.*                                        98,000         2,045,260
   OmniVision Technologies, Inc.*                       36,800           599,472
   Sigmatel, Inc.*                                      42,900           193,908
                                                                    ------------
                                                                       2,838,640
                                                                    ------------

SERVICES - CONSUMER--1.2%
   Coinstar, Inc. +*                                    40,195         1,311,965
                                                                    ------------

TECHNOLOGY HARDWARE & EQUIPMENT--0.2%
   On Track Innovations Ltd.*                           31,000           201,190
                                                                    ------------

TELECOMMUNICATION SERVICES--0.7%
   Kongzhong Corp.*                                     97,440           796,085
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT--1.6%
   Optical Cable Corp. +*                               39,260           192,374
   Orckit Communications Ltd. +*                           950            10,849
   Preformed Line Products Co. +                        28,620           926,429
   Terayon Communication Systems, Inc.*                240,115           408,195
   Tollgrade Communications, Inc.*                      28,915           253,585
                                                                    ------------
                                                                       1,791,432
                                                                    ------------

TELEPHONE - INTEGRATED--0.6%
   Telefonos de Mexico SA de CV - ADR +                 25,100           655,110
                                                                    ------------

TOBACCO--2.7%
   Altria Group, Inc. +                                 13,800         1,162,098
   Loews Corp. - Carolina Group +                       25,200         1,571,724
   Star Scientific, Inc.*                               92,400           339,108
                                                                    ------------
                                                                       3,072,930
                                                                    ------------

TRANSPORT - SERVICES--1.1%
   Excel Maritime Carriers Ltd.*                        70,280           959,322
   Vitran Corp., Inc.*                                  19,575           328,860
                                                                    ------------
                                                                       1,288,182
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   ----------      ------------

VITAMINS & NUTRITION PRODUCTS--1.4%
   Nutraceutical International Corp. +*                105,239     $  1,595,423
                                                                   ------------

WIRELESS EQUIPMENT--0.3%
   EFJ, Inc.*                                           59,400          332,640
                                                                   ------------

TOTAL DOMESTIC COMMON STOCK
     (Cost $101,645,441)                                            112,685,434
                                                                   ------------
SHORT-TERM INVESTMENTS--11.8%

SHORT-TERM INVESTMENTS--11.8%
   PNC Bank Money Market Deposit Account            13,333,800       13,333,800
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $13,333,800)                                              13,333,800
                                                                   ------------
TOTAL LONG POSITIONS--111.4%
     (COST $114,979,241)**                                          126,019,234
                                                                   ------------
SECURITIES SOLD SHORT--(32.7%)

AIRLINES--(0.1%)
   Northwest Airlines Corp.*                           (29,725)        (100,173)
                                                                   ------------

APPAREL--(1.7%)
   Crocs, Inc.*                                        (45,315)      (1,946,279)
                                                                   ------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS--(0.3%)
   China Automotive Systems, Inc.*                     (17,591)        (186,465)
   Hybrid Technologies, Inc.*                          (21,076)        (111,915)
                                                                   ------------
                                                                       (298,380)
                                                                   ------------

BEVERAGES--(0.1%)
   National Beverage Corp.                             (10,040)        (126,906)
                                                                   ------------

CHEMICALS - SPECIALTY--(0.2%)
   Bodisen Biotech, Inc.                               (35,787)        (189,671)
                                                                   ------------

COMMERCIAL BANKS - EUROPE--(0.2%)
   Yardville National Bancorp                           (6,886)        (267,383)
                                                                   ------------

COMMERCIAL SERVICES--(2.0%)
   Central Parking Corp.                               (22,900)        (418,154)
   Escala Group, Inc.*                                  (1,700)          (8,143)
   Iron Mountain, Inc.*                                 (8,900)        (383,590)
   LML Payment Systems, Inc.*                          (21,008)         (81,931)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   ----------      ------------

   Rewards Network, Inc.*                             (234,470)    $ (1,313,032)
                                                                   ------------
                                                                     (2,204,850)
                                                                   ------------

COMPUTER EQUIPMENT & SERVICES--(3.3%)
   Apple Computer, Inc.*                                (6,100)        (559,248)
   ConSyGen, Inc.                                         (200)               0
   Foldera, Inc.*                                      (19,075)         (24,225)
   Komag, Inc.*                                         (5,700)        (225,036)
   NETGEAR, Inc.*                                      (28,905)        (751,530)
   Research In Motion Ltd.*                            (15,700)      (2,179,631)
   Satellite Newspapers Corp.*                          (8,615)             (35)
   Xybernaut Corp.*                                    (35,000)            (105)
                                                                   ------------
                                                                     (3,739,810)
                                                                   ------------

COMPUTER SOFTWARE--(1.6%)
   Ants Software, Inc.*                                (49,384)        (120,497)
   Cognos, Inc.*                                       (14,400)        (589,104)
   Convera Corp.*                                      (51,362)        (240,374)
   Efuture Information Technology, Inc.*               (10,000)        (366,800)
   L-1 Identity Solutions, Inc.*                       (29,610)        (496,260)
   Nestor, Inc.*                                       (23,200)         (31,088)
                                                                   ------------
                                                                     (1,844,123)
                                                                   ------------

COMPUTERS & PERIPHERALS--(0.3%)
   Cambridge Display Technology, Inc.*                 (27,783)        (161,141)
   Immersion Corp.*                                    (27,025)        (189,716)
                                                                   ------------
                                                                       (350,857)
                                                                   ------------

CONSTRUCTION & HOUSING--(0.5%)
   Brookfield Homes Corp.                              (14,555)        (531,258)
                                                                   ------------

DISTRIBUTION--(0.6%)
   Beacon Roofing Supply, Inc.*                        (34,100)        (700,073)
                                                                   ------------

DIVERSIFIED OPERATIONS--(0.3%)
   Dark Dynamite, Inc.*                                (13,984)          (2,447)
   Seaboard Corp.                                         (200)        (335,600)
                                                                   ------------
                                                                       (338,047)
                                                                   ------------

ELECTRONIC COMPONENTS & INSTRUMENTS--(0.8%)
   Broadcom Corp., Class A                             (18,700)        (613,921)
   Syntax-Brillian Corp.*                              (35,835)        (299,939)
                                                                   ------------
                                                                       (913,860)
                                                                   ------------

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   ----------      ------------

ELECTRONIC EQUIPMENT & PRODUCTS--(1.1%)
   Garmin Ltd.                                       (14,040)      $   (714,496)
   Ionatron, Inc.*                                   (35,870)          (139,534)
   NVE Corp.*                                         (7,605)          (300,017)
   QSound Labs, Inc.*                                (11,240)           (55,751)
   Tiger Telematics, Inc.*                           (16,610)              (166)
                                                                   ------------
                                                                     (1,209,964)
                                                                   ------------

ELECTRONICS--(0.3%)
   Universal Display Corp.*                          (23,200)          (286,056)
                                                                   ------------

ENERGY--(0.7%)
   Dynamotive Energy*                                (42,618)           (40,061)
   Medis Technologies Ltd.*                          (27,684)          (559,217)
   Valence Technology, Inc.*                        (102,015)          (220,352)
                                                                   ------------
                                                                       (819,630)
                                                                   ------------

ENERGY EQUIPMENT & SERVICES--(0.5%)
   Rentech, Inc.*                                   (150,485)          (604,950)
                                                                   ------------

ENERGY SOURCES--0.0%
   Ethanex Energy, Inc.                              (12,580)           (28,305)
                                                                   ------------

FINANCIAL SERVICES--(2.2%)
   First Marblehead Corp., (The)                     (16,960)        (1,269,286)
   Franklin Credit Management Corp.*                 (29,034)          (166,946)
   LaBranche & Co., Inc.*                            (37,535)          (405,378)
   Ladenburg Thalmann Financial Services,
     Inc.*                                                (1)                (1)
   U.S. Global Investors, Inc., Class A*             (13,175)          (663,493)
                                                                   ------------
                                                                     (2,505,104)
                                                                   ------------

FOODS--(0.5%)
   Imperial Sugar Co.                                (11,800)          (271,872)
   SunOpta, Inc.*                                    (26,000)          (255,060)
                                                                   ------------
                                                                       (526,932)
                                                                   ------------

GAMING--(0.2%)
   PokerTek, Inc.*                                   (18,945)          (198,922)
                                                                   ------------

HEALTH & PERSONAL CARE--0.0%
   Medefile International, Inc.*                      (1,902)            (1,712)
                                                                   ------------

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   ----------      ------------

HEALTH CARE - DRUGS--(0.3%)
   Santarus, Inc.*                                   (43,800)      $   (328,938)
                                                                   ------------

HEALTH CARE - SERVICES--(0.3%)
   Quality Systems, Inc.                              (9,900)          (378,279)
                                                                   ------------

HEALTH CARE - SUPPLIES--(0.5%)
   Align Technology, Inc.*                           (44,400)          (582,972)
                                                                   ------------

INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp.                              (16,450)          (344,134)
                                                                   ------------

INTERNET--(0.3%)
   Sify Ltd. - ADR*                                  (29,100)          (289,254)
                                                                   ------------

INTERNET CONTENT--(0.7%)
   Baidu.Com - ADR*                                   (6,500)          (752,570)
                                                                   ------------

INTERNET SERVICES--(2.3%)
   Concur Technologies, Inc.*                        (21,500)          (329,810)
   GigaMedia Ltd.*                                   (50,000)          (488,000)
   Imergent, Inc.*                                   (11,443)          (263,074)
   Interliant, Inc.*                                    (600)                (1)
   Neutron Enterprises, Inc.*                         (3,523)            (8,103)
   Quepasa Corp*                                     (34,915)          (314,235)
   Rediff.com India Ltd.*                            (19,960)          (368,462)
   Shutterly, Inc.*                                  (32,535)          (498,436)
   Terremark Worldwide, Inc.*                        (56,865)          (325,268)
                                                                   ------------
                                                                     (2,595,389)
                                                                   ------------

MACHINERY--(0.2%)
   TurboChef Technologies, Inc.*                     (18,233)          (264,196)
                                                                   ------------

MANUFACTURING--(0.9%)
   Freightcar America, Inc.                           (4,200)          (231,420)
   Nanophase Technologies Corp.*                     (10,625)           (71,294)
   Volcom, Inc.*                                     (21,525)          (697,625)
                                                                   ------------
                                                                     (1,000,339)
                                                                   ------------

MEDIA & ENTERTAINMENT--(0.2%)
   Genius Products, Inc.*                            (95,700)          (242,121)
                                                                   ------------

MEDICAL EQUIPMENT AND SUPPLIES--(1.8%)
   BSD Medical Corp.*                                (25,335)          (136,809)
   Conceptus, Inc.*                                  (23,000)          (527,390)
   CPC of America, Inc.*                              (4,745)           (96,086)

                             ROBECO INVESTMENT FUNDS
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                  ----------      -------------

   InterMune, Inc.*                                 (11,600)      $    (248,240)
   Intuitive Surgical, Inc.*                         (5,600)           (569,072)
   Sirona Dental Systems, Inc.*                      (4,300)           (158,928)
   ThermoGenesis Corp.*                             (67,810)           (325,488)
                                                                  -------------
                                                                     (2,062,013)
                                                                  -------------

METALS & STEEL--(1.4%)
   Allegheny Technologies, Inc.                      (6,600)           (591,690)
   Carpenter Technology Corp.                        (3,400)           (363,154)
   IPSCO, Inc.                                       (6,000)           (613,980)
                                                                  -------------
                                                                     (1,568,824)
                                                                  -------------

OIL & GAS - EXPLORATION--(0.3%)
   Energytec, Inc.*                                      (1)                  0
   Strata Oil & Gas, Inc.*                          (26,213)           (108,260)
   TGC Industries, Inc.*                            (24,445)           (190,182)
                                                                  -------------
                                                                       (298,442)
                                                                  -------------

OIL & GAS - REFINING & MARKETING--(0.4%)
   SulphCo, Inc.*                                   (92,850)           (464,250)
                                                                  -------------

PHARMACEUTICALS & BIOTECHNOLOGY--(0.1%)
   Pain Therapeutics, Inc.*                         (16,200)           (138,672)
   RegeneRx Biopharmaceuticals, Inc.*                (1,200)             (3,180)
                                                                  -------------
                                                                       (141,852)
                                                                  -------------

PRINTING SERVICES--(0.3%)
   Document Securities Systems, Inc.*               (35,840)           (376,320)
                                                                  -------------

RETAIL--(1.3%)
   EZCORP, Inc., Class A*                            (9,115)           (425,853)
   Guitar Center, Inc.*                             (12,300)           (540,216)
   Under Armour, Inc., Class A*                     (10,900)           (511,428)
                                                                  -------------
                                                                     (1,477,497)
                                                                  -------------

RUBBER AND PLASTIC--(0.4%)
   Amerityre Corp.*                                 (45,225)           (235,170)
   PW Eagle, Inc.                                    (6,595)           (225,153)
                                                                  -------------
                                                                       (460,323)
                                                                  -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--(0.4%)
   Nano-Proprietary, Inc.*                          (21,385)            (25,448)

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                  ----------      -------------

   Volterra Semiconductor Corp.*                    (26,495)      $    (449,090)
                                                                  -------------
                                                                       (474,538)
                                                                  -------------

TECHNOLOGY HARDWARE & EQUIPMENT--(0.3%)
   ParkerVision, Inc.*                              (35,407)           (360,089)
                                                                  -------------

TELECOMMUNICATION SERVICES--(0.1%)
   FiberTower Corp.*                                (27,949)           (152,043)
                                                                  -------------

TELECOMMUNICATIONS--(0.8%)
   Choice One Communications, Inc.*                 (37,790)                 (4)
   CTC Communications Group, Inc.*                  (98,900)                (10)
   Sierra Wireless, Inc.*                           (67,800)           (819,702)
   Vonage Holdings Corp.*                           (11,115)            (72,248)
   Zingo, Inc.*                                      (3,035)             (5,766)
                                                                  -------------
                                                                       (897,730)
                                                                  -------------

TELECOMMUNICATIONS EQUIPMENT--(1.3%)
   JDS Uniphase Corp.*                              (23,100)           (426,888)
   Telefonaktiebolaget LM Ericsson                  (25,800)         (1,002,846)
                                                                  -------------
                                                                     (1,429,734)
                                                                  -------------

TOBACCO--(0.3%)
   Star Scientific, Inc.*                           (92,400)           (339,108)
                                                                  -------------

TOTAL SECURITIES SOLD SHORT
     (Proceeds $33,420,880)**                                       (37,014,200)
                                                                  -------------
OTHER ASSETS IN EXCESS
     OF LIABILITIES--21.3%                                           24,102,783
                                                                  -------------
NET ASSETS--100.0%                                                $ 113,107,817
                                                                  =============

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR   -- American Depository Receipt.

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $ 81,558,361
                                                             ------------
      Gross unrealized appreciation                          $ 14,351,068
      Gross unrealized depreciation                            (6,904,395)
                                                             ------------
      Net unrealized appreciation/(depreciation)             $  7,446,673
                                                             ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                      BOSTON PARTNERS LARGE CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                     ---------      ------------
COMMON STOCK--97.4%

AEROSPACE & DEFENSE--2.3%
   Lockheed Martin Corp.                                16,000      $  1,447,200
                                                                    ------------

APPAREL--2.1%
   NIKE, Inc., Class B                                  13,300         1,316,035
                                                                    ------------

BANKS - MAJOR--1.7%
   Bank of New York Co., Inc., (The)                    21,800           774,772
   Comerica, Inc.                                        5,209           303,424
                                                                    ------------
                                                                       1,078,196
                                                                    ------------

BANKS - REGIONAL--0.7%
   Commerce Bancorp, Inc.                               12,800           444,928
                                                                    ------------

BUSINESS & PUBLIC SERVICES--0.8%
   Idearc, Inc.                                          7,700           212,058
   Manpower, Inc.                                        4,400           312,400
                                                                    ------------
                                                                         524,458
                                                                    ------------

CHEMICALS - COMMODITY--1.0%
   PPG Industries, Inc.                                  9,700           623,710
                                                                    ------------

COMPUTER EQUIPMENT & SERVICES--4.5%
   CGI Group, Inc., Class A*                            55,300           378,805
   Hewlett-Packard Co.                                  25,553         1,008,321
   Ingram Micro, Inc., Class A*                         40,100           817,238
   International Business Machines
    Corp.                                                7,100           652,632
                                                                    ------------
                                                                       2,856,996
                                                                    ------------

COMPUTER SOFTWARE--3.6%
   McAfee, Inc.*                                        23,100           674,751
   Microsoft Corp.                                      34,479         1,011,269
   Oracle Corp.*                                        31,500           599,445
                                                                    ------------
                                                                       2,285,465
                                                                    ------------

CONSULTING SERVICES--1.5%
   Accenture Ltd., Class A                              28,500           960,450
                                                                    ------------

CONSUMER PRODUCTS--0.5%
   Fortune Brands, Inc.                                  3,800           307,420
                                                                    ------------

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                     ---------      ------------
DATA PROCESSING SERVICES--0.7%
   First Data Corp.                                     16,100      $    406,525
                                                                    ------------

ELECTRONICS--2.0%
   Arrow Electronics, Inc.*                             15,600           495,456
   Koninklijke (Royal) Philips
    Electronics N.V                                     21,000           783,720
                                                                    ------------
                                                                       1,279,176
                                                                    ------------

ENERGY--0.5%
   Dominion Resources, Inc.                              3,700           298,738
                                                                    ------------

FINANCIAL SERVICES--13.9%
   Ameriprise Financial, Inc.                            6,200           335,420
   Citigroup, Inc.                                      47,933         2,376,998
   Countrywide Financial Corp.                          13,906           552,346
   Federated Investors, Inc., Class B                    8,700           288,666
   Freddie Mac                                          17,727         1,190,545
   Goldman Sachs Group, Inc., (The)                      3,972           773,746
   Hertz Global Holdings                                20,400           326,400
   JPMorgan Chase & Co.                                 53,300         2,466,724
   Western Union Co.*                                   18,500           421,800
                                                                    ------------
                                                                       8,732,645
                                                                    ------------

FOODS--2.0%
   Coca-Cola Co., (The)                                 10,100           472,983
   Molson Coors Brewing Co. Class B                     11,100           788,988
                                                                    ------------
                                                                       1,261,971
                                                                    ------------

HEALTH & PERSONAL CARE--1.4%
   Johnson & Johnson                                    13,456           886,885
                                                                    ------------

HEALTH CARE - DRUGS--3.6%
   Pfizer, Inc.                                         81,882         2,250,936
                                                                    ------------

HEALTH CARE - SERVICES--1.8%
   Aetna, Inc.                                          19,900           822,069
   Coventry Health Care, Inc.*                           6,000           288,780
                                                                    ------------
                                                                       1,110,849
                                                                    ------------

INSURANCE - OTHER--17.7%
   ACE Ltd.*                                            19,839         1,127,649
   AMBAC Financial Group, Inc.                          10,315           883,377

                             ROBECO INVESTMENT FUNDS
                      BOSTON PARTNERS LARGE CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                     ---------      ------------

INSURANCE - OTHER--(CONTINUED)
   American International Group, Inc.                   15,398      $  1,082,787
   Berkshire Hathaway, Inc., Class B*                      553         1,965,915
   CIGNA Corp.                                           7,200           907,560
   CNA Financial Corp.*                                  8,300           319,550
   Conseco, Inc.*                                       32,700           650,403
   Genworth Financial, Inc., Class A                    14,700           482,160
   Loews Corp.                                          15,400           614,768
   MBIA, Inc.                                           18,136         1,263,172
   MGIC Investment Corp.                                 5,100           295,596
   Nationwide Financial Services,
     Inc., Class A                                       6,144           319,488
   Radian Group, Inc.                                    5,476           291,378
   St. Paul Travelers Companies,
     Inc., (The)                                        18,044           934,860
                                                                    ------------
                                                                      11,138,663
                                                                    ------------

MANUFACTURING--3.3%
   Honeywell International, Inc.                        13,300           571,634
   Mettler-Toledo International, Inc.*                   4,500           348,390
   Stanley Works, (The)                                  5,800           295,916
   Tomkins PLC - ADR                                    12,500           236,750
   Tyco International Ltd.                              20,723           627,700
                                                                    ------------
                                                                       2,080,390
                                                                    ------------

MEDIA & ENTERTAINMENT--4.4%
   Clear Channel Communications, Inc.                   16,200           569,592
   Liberty Media Holding Corp.,
     Capital Series A*                                   4,957           435,820
   Liberty Media Holding Corp.,
     Interactive Class A*                               12,486           284,181
   Time Warner, Inc.                                    71,666         1,443,353
                                                                    ------------
                                                                       2,732,946
                                                                    ------------

METALS & MINING--0.7%
   Freeport-McMoRan Copper & Gold,
     Inc., Class B                                       7,427           466,936
                                                                    ------------

OIL & GAS - EXPLORATION--1.4%
   Anadarko Petroleum Corp.                              7,100           350,456

                                                      NUMBER
                                                     OF SHARES          VALUE
                                                     ---------      ------------

OIL & GAS - EXPLORATION--(CONTINUED)
   Chesapeake Energy Corp.                              14,900      $    507,047
                                                                    ------------
                                                                         857,503
                                                                    ------------

OIL & GAS - INTEGRATED MAJORS--10.3%
   Chevron Corp.                                        21,616         1,563,269
   ConocoPhillips                                       24,630         1,657,599
   Exxon Mobil Corp.                                    35,614         2,735,511
   Valero Energy Corp.                                   9,534           525,038
                                                                    ------------
                                                                       6,481,417
                                                                    ------------

PUBLISHING & INFORMATION SERVICES--1.6%
   R. R. Donnelley & Sons Co.                           28,500         1,005,195
                                                                    ------------

RETAIL - HARD GOODS--1.5%
   Federated Department Stores, Inc.                    15,100           635,559
   Ross Stores, Inc.                                    10,000           309,900
                                                                    ------------
                                                                         945,459
                                                                    ------------

SAVINGS & LOANS--0.8%
   Hudson City Bancorp, Inc.                            39,600           525,492
                                                                    ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.2%
   Qimonda AG*                                          20,300           382,655
   Taiwan Semiconductor Manufacturing
     Co., Ltd. - ADR                                    32,400           348,300
   Teradyne, Inc.*                                      44,600           664,540
                                                                    ------------
                                                                       1,395,495
                                                                    ------------

TELECOMMUNICATION SERVICES--1.5%
   ALLTEL Corp.                                          8,500           482,290
   Windstream Corp.                                     34,788           484,945
                                                                    ------------
                                                                         967,235
                                                                    ------------

TELECOMMUNICATIONS--1.7%
   AT&T, Inc.                                           20,100           681,591
   Vodafone Group PLC - ADR                             14,297           376,869
                                                                    ------------
                                                                       1,058,460
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT--2.3%
   Harris Corp.                                         10,400           437,944
   Motorola, Inc.                                       23,900           529,863
   Nokia Oyj                                            22,900           463,038
                                                                    ------------
                                                                       1,430,845
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                      BOSTON PARTNERS LARGE CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES             VALUE
                                                   ---------         -----------

TOBACCO--2.9%
   Altria Group, Inc.                                 17,492         $ 1,473,001
   Loews Corp. - Carolina Group                        5,100             318,087
                                                                     -----------
                                                                       1,791,088
                                                                     -----------

UTILITIES - ELECTRIC--0.5%
   DTE Energy Co.                                      6,900             324,921
                                                                     -----------

TOTAL COMMON STOCK
    (Cost $52,569,909)                                                61,274,628
                                                                     -----------
SHORT-TERM INVESTMENTS--2.5%
   PNC Bank Money Market Deposit
     Account 4.810% 12/01/06                       1,573,040           1,573,040
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,573,040)                                                  1,573,040
                                                                     -----------
TOTAL INVESTMENTS--99.9%
    (COST $54,142,949)**                                              62,847,668
                                                                     -----------
OTHER ASSETS IN EXCESS OF
    LIABILITIES--0.1%                                                     93,173
                                                                     -----------
NET ASSETS--100.0%                                                   $62,940,841
                                                                     ===========

ADR   -- American Depository Receipt.

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $ 54,142,949
                                                             ------------
      Gross unrealized appreciation                          $  8,934,764
      Gross unrealized depreciation                              (230,045)
                                                             ------------
      Net unrealized appreciation/(depreciation)             $  8,704,719
                                                             ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

COMMON STOCK--97.6%

APPAREL--3.5%
   NIKE, Inc., Class B                                   2,900      $    286,955
   Polo Ralph Lauren Corp.                               9,000           703,800
   VF Corp.                                              3,200           250,848
                                                                    ------------
                                                                       1,241,603
                                                                    ------------

AUTOMOTIVE PARTS & EQUIPMENT--0.8%
   BorgWarner, Inc.                                      4,900           283,220
                                                                    ------------

BANKS - MAJOR--2.7%
   Comerica, Inc.                                        6,300           366,975
   Mellon Financial Corp.                               14,800           595,404
                                                                    ------------
                                                                         962,379
                                                                    ------------

BANKS - REGIONAL--1.8%
   Commerce Bancorp, Inc.                               14,600           507,496
   UMB Financial Corp.                                   3,700           136,086
                                                                    ------------
                                                                         643,582
                                                                    ------------

BUILDING PRODUCTS--0.8%
   Masco Corp.                                           9,300           266,817
                                                                    ------------

BUSINESS & PUBLIC SERVICES--1.1%
   ARAMARK Corp., Class B                                6,600           220,110
   Manpower, Inc.                                        2,600           184,600
                                                                    ------------
                                                                         404,710
                                                                    ------------

CHEMICALS - SPECIALTY--4.2%
   Lubrizol Corp., (The)                                 9,305           440,499
   PPG Industries, Inc.                                  4,900           315,070
   UAP Holding Corp.                                     7,500           180,075
   Valspar Corp., (The)                                 19,600           548,408
                                                                    ------------
                                                                       1,484,052
                                                                    ------------

COMPUTER EQUIPMENT & SERVICES--3.8%
   CACI International, Inc., Class A*                    4,700           281,248
   Diebold, Inc.                                         3,600           165,600
   Ingram Micro, Inc., Class A*                         31,700           646,046
   SRA International, Inc., Class A*                     9,400           274,292
                                                                    ------------
                                                                       1,367,186
                                                                    ------------

COMPUTER SOFTWARE--2.8%
   McAfee, Inc.*                                        15,887           464,059

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

COMPUTER SOFTWARE--(CONTINUED)
   Sybase, Inc.*                                        10,045      $    240,478
   Take-Two Interactive Software, Inc.*                 16,400           284,704
                                                                    ------------
                                                                         989,241
                                                                    ------------

CONSULTING SERVICES--0.8%
   Accenture Ltd., Class A                               8,400           283,080
                                                                    ------------

CONTAINERS--1.4%
   Crown Holdings, Inc.*                                24,700           508,820
                                                                    ------------

DATA PROCESSING SERVICES--0.9%
   Dun & Bradstreet Corp. (The)*                         3,800           312,436
                                                                    ------------

DISTRIBUTION--1.2%
   W.W. Grainger, Inc.                                   5,795           419,326
                                                                    ------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.6%
   Thermo Fisher Scientific, Inc.*                       4,800           210,384
                                                                    ------------

ELECTRONICS--3.7%
   Amphenol Corp., Class A                               2,500           170,325
   Arrow Electronics, Inc.*                             14,900           473,224
   Avnet, Inc.*                                         27,000           669,330
                                                                    ------------
                                                                       1,312,879
                                                                    ------------

FINANCIAL SERVICES--5.8%
   A.G. Edwards, Inc.                                    6,000           347,100
   Affiliated Managers Group, Inc.*                      2,350           239,958
   E*TRADE Financial Corp.*                              9,600           231,072
   Federated Investors, Inc., Class B                   16,900           560,742
   IndyMac Bancorp, Inc.                                 2,400           110,280
   Student Loan Corp., (The)                               910           188,370
   Western Union Co.                                    16,900           385,320
                                                                    ------------
                                                                       2,062,842
                                                                    ------------

FOODS--0.7%
   Kroger Co., (The)                                    11,500           246,790
                                                                    ------------

GAS UTILITIES--1.8%
   Energen Corp.                                        14,200           644,112
                                                                    ------------

HEALTH CARE - SERVICES--4.5%
   Coventry Health Care, Inc.*                          11,900           572,747

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

HEALTH CARE - SERVICES--(CONTINUED)
   DaVita, Inc.*                                          7,400     $    393,754
   Lincare Holdings, Inc.*                               16,900          636,623
                                                                    ------------
                                                                       1,603,124
                                                                    ------------

INSURANCE - OTHER--12.8%
   AMBAC Financial Group, Inc.                            3,300          282,612
   Assurant, Inc.                                         7,100          390,216
   Assured Guaranty Ltd.                                 12,600          325,710
   CIGNA Corp.                                            3,300          415,965
   CNA Financial Corp.*                                  11,100          427,350
   Conseco, Inc.*                                         9,300          184,977
   Everest Re Group Ltd.                                  2,500          246,025
   Hanover Insurance Group, Inc.                          6,970          330,238
   Marsh & McLennan Companies, Inc.                       9,200          289,064
   MBIA, Inc.                                             7,600          529,340
   Nationwide Financial Services, Inc.,
     Class A                                              8,300          431,600
   PMI Group, Inc., (The)                                10,000          433,100
   Radian Group, Inc.                                     2,100          111,741
   White Mountains Insurance Group Ltd.                     265          158,934
                                                                    ------------
                                                                       4,556,872
                                                                    ------------

LEISURE & LODGING--1.6%
   Hilton Hotels Corp.                                   11,900          390,677
   Scientific Games Corp., Class A*                       6,200          180,110
                                                                    ------------
                                                                         570,787
                                                                    ------------

MACHINERY--0.9%
   Terex Corp.*                                           5,540          310,351
                                                                    ------------

MANUFACTURING--5.7%
   Dover Corp.                                           11,000          553,300
   Ingersoll-Rand Co. Ltd., Class A                       8,000          312,080
   Knoll, Inc.                                           25,500          530,655
   Mettler-Toledo International, Inc.*                    1,700          131,614
   Stanley Works, (The)                                   9,700          494,894
                                                                    ------------
                                                                       2,022,543
                                                                    ------------

MEDIA--1.7%
   Meredith Corp.                                        11,000          595,100
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

MEDICAL EQUIPMENT & SUPPLIES--1.2%
   C.R. Bard, Inc.                                        5,300     $    436,137
                                                                    ------------

OIL & GAS - EXPLORATION--5.6%
   Chesapeake Energy Corp.                               15,900          541,077
   Murphy Oil Corp.                                       5,600          303,968
   Newfield Exploration Co.*                              9,300          462,861
   Pioneer Natural Resources Co.                          4,500          195,975
   Pogo Producing Co.                                     9,300          492,156
                                                                    ------------
                                                                       1,996,037
                                                                    ------------

OIL & GAS - REFINING & MARKETING--1.4%
   Tesoro Corp.                                           6,900          486,105
                                                                    ------------

PUBLISHING & INFORMATION SERVICES--2.5%
   McGraw-Hill Companies, Inc., (The)                     7,900          526,535
   R. R. Donnelley & Sons Co.                            10,500          370,335
                                                                    ------------
                                                                         896,870
                                                                    ------------

REAL ESTATE INVESTMENT TRUST (REIT)--2.8%
   AvalonBay Communities, Inc.                            1,900          252,852
   Equity Residential                                     4,600          244,996
   SL Green Realty Corp.                                  2,100          284,004
   Ventas, Inc.                                           5,925          230,779
                                                                    ------------
                                                                       1,012,631
                                                                    ------------

RECREATIONAL PRODUCTS - TOYS--1.8%
   Hasbro, Inc.                                           8,400          224,700
   Mattel, Inc.                                          19,500          428,025
                                                                    ------------
                                                                         652,725
                                                                    ------------

RESTAURANTS--1.6%
   Burger King Holdings, Inc.*                           30,100          553,840
                                                                    ------------

RETAIL - HARD GOODS--2.9%
   Claire's Stores, Inc.                                 12,200          389,302
   Federated Department Stores, Inc.                     11,900          500,871
   Sherwin-Williams Co., (The)                            2,200          137,610
                                                                    ------------
                                                                       1,027,783
                                                                    ------------

RETAIL - SOFT GOODS--0.6%
   Gamestop Corp., Class B*                               3,600          197,496
                                                                    ------------

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

SAVINGS & LOANS--0.7%
   Hudson City Bancorp, Inc.                            18,200      $    241,514
                                                                    ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.8%
   Emulex Corp.*                                        18,800           392,356
   Teradyne, Inc.*                                      16,300           242,870
                                                                    ------------
                                                                         635,226
                                                                    ------------

TELECOMMUNICATIONS--2.0%
   CenturyTel, Inc.                                      9,000           382,950
   Embarq Corp.                                          6,300           324,135
                                                                    ------------
                                                                         707,085
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT--2.1%
   Comverse Tecnology, Inc.*                            20,600           402,112
   Harris Corp.                                          8,600           362,146
                                                                    ------------
                                                                         764,258
                                                                    ------------

TOBACCO--0.7%
   Loews Corp. - Carolina Group                          3,800           237,006
                                                                    ------------

TRANSPORT - SERVICES--0.6%
   Laidlaw International, Inc.                           7,400           214,970
                                                                    ------------

TRANSPORTATION - ROAD & RAIL--1.0%
   Hertz Global Holdings, Inc.*                         23,200           371,200
                                                                    ------------

TRAVEL SERVICES--1.3%
   Expedia, Inc.*                                       14,200           258,014
   Sabre Holdings Corp., Class A                         8,100           222,183
                                                                    ------------
                                                                         480,197
                                                                    ------------

UTILITIES - ELECTRIC--1.4%
   Sierra Pacific Resources*                            30,600           502,452
                                                                    ------------

TOTAL COMMON STOCK
     (Cost $29,572,635)                                               34,715,768
                                                                    ------------
INVESTMENT COMPANY--0.3%

FINANCIAL SERVICES--0.3%
   Apollo Investment Corp.                               5,188           116,574
                                                                    ------------

TOTAL INVESTMENT COMPANY
     (Cost $79,432)                                                      116,574
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES           VALUE
                                                   -----------      ------------

SHORT-TERM INVESTMENTS--1.5%

   PNC Bank Money Market Deposit Account
       4.81% 12/01/06                                  535,055      $    535,055

TOTAL SHORT-TERM INVESTMENTS
     (Cost $535,055)                                                     535,055
                                                                    ------------
TOTAL INVESTMENTS--99.4%
     (COST $30,187,122)**                                             35,367,397
                                                                    ------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--0.6%                                                   200,962
                                                                    ------------
NET ASSETS--100.0%                                                  $ 35,568,359
                                                                    ============

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $ 30,187,122
                                                             ------------
      Gross unrealized appreciation                          $  5,373,330
      Gross unrealized depreciation                              (193,055)
                                                             ------------
      Net unrealized appreciation/(depreciation)             $  5,180,275
                                                             ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES            VALUE
                                              --------------     --------------

COMMON STOCK--95.9%

APPAREL--5.1%
   Jones Apparel Group, Inc.                           4,235     $      142,296
   Liz Claiborne, Inc.                                 4,125            176,344
   NIKE, Inc., Class B                                 1,945            192,458
   Pacific Sunwear of California, Inc.*               11,780            231,830
   VF Corp.                                            2,100            164,619
                                                                 --------------
                                                                        907,547
                                                                 --------------

BUSINESS & PUBLIC SERVICES--0.5%
   ARAMARK Corp., Class B                              2,940             98,049
                                                                 --------------

COMPUTER EQUIPMENT & SERVICES--4.6%
   Agilysys, Inc.                                      5,200             79,664
   Hewlett-Packard Co.                                 9,280            366,189
   International Business Machines Corp.               4,160            382,387
                                                                 --------------
                                                                        828,240
                                                                 --------------

COMPUTER SOFTWARE--2.4%
   Microsoft Corp.                                    11,535            338,321
   Sybase, Inc.*                                       3,685             88,219
                                                                 --------------
                                                                        426,540
                                                                 --------------

CONSUMER NON-CYCLICAL--0.5%
   National Presto Industries, Inc.                    1,555             95,648
                                                                 --------------

CONSUMER PRODUCTS--1.0%
   Tupperware Brands Corp.                             8,035            170,583
                                                                 --------------

DISTRIBUTION--1.4%
   Avnet, Inc.*                                        4,240            105,110
   W.W. Grainger, Inc.                                 2,000            144,720
                                                                 --------------
                                                                        249,830
                                                                 --------------

DIVERSIFIED OPERATION--5.4%
   Leggett & Platt, Inc.                               2,745             65,276
   Loews Corp.                                        19,925            795,406
   Rent-A-Center, Inc.*                                3,550             97,057
                                                                 --------------
                                                                        957,739
                                                                 --------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.3%
   Bel Fuse, Inc., Class B                             1,355             49,728
                                                                 --------------

                                                  NUMBER
                                                 OF SHARES            VALUE
                                              --------------     --------------

FINANCIAL SERVICES--6.4%
   Castlepoint Holdings Ltd. 144A ++*                  3,725     $       40,975
   Citigroup, Inc.                                     3,400            168,606
   Countrywide Financial Corp.                         4,229            167,976
   Fannie Mae                                          2,395            136,587
   Freddie Mac                                         6,525            438,219
   Highland Financial Trust 144A ++                    2,755             45,458
   Peoples Choice Financial
   Corp. 144A ++                                       1,720              5,160
   Tac Acquisition Corp.*                              7,355             40,967
   TD Ameritrade Holding Corp.*                        6,100            107,116
                                                                 --------------
                                                                      1,151,064
                                                                 --------------

FOODS--0.8%
   Boulder Specialty Brands, Inc.*                     2,675             29,264
   Constellation Brands, Inc.,
   Class A*                                              662             18,523
   Nestle S.A. - ADR                                   1,065             94,006
                                                                 --------------
                                                                        141,793
                                                                 --------------

HEALTH & PERSONAL CARE--2.5%
   Johnson & Johnson                                   6,900            454,779
                                                                 --------------

HEALTH CARE - DRUGS--7.4%
   AstraZeneca PLC                                     4,075            235,902
   Pfizer, Inc.                                       21,796            599,172
   Sanofi-Aventis - ADR                                7,205            317,092
   Wyeth                                               3,580            172,842
                                                                 --------------
                                                                      1,325,008
                                                                 --------------

HEALTH CARE - SERVICES--2.0%
   DaVita, Inc.*                                       1,525             81,145
   Laboratory Corp. of America Holdings*                 985             69,738
   Lincare Holdings, Inc.*                             5,265            198,333
                                                                 --------------
                                                                        349,216
                                                                 --------------

INSURANCE - LIFE--1.0%
   Torchmark Corp.                                     1,860            117,589
   UnumProvident Corp.                                 3,446             70,574
                                                                 --------------
                                                                        188,163
                                                                 --------------

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES            VALUE
                                              --------------     --------------

INSURANCE - OTHER--23.5%
   ACE Ltd.*                                          11,885     $      675,543
   Alleghany Corp.*                                    1,521            521,095
   AMBAC Financial Group, Inc.                         1,220            104,481
   American International Group, Inc.                  3,420            240,494
   AmTrust Financial Services 144A ++*                 4,740             36,972
   Assured Guaranty Ltd.                               6,758            174,694
   CNA Financial Corp.*                                5,250            202,125
   Hanover Insurance Group, Inc.                       4,315            204,445
   Hartford Financial Services Group, Inc.               334             28,644
   Marsh & McLennan Companies, Inc.                    4,445            139,662
   MBIA, Inc.                                          7,185            500,435
   Millea Holdings, Inc. - ADR                         1,600             57,136
   National Atlantic Holdings Corp., Class A*          3,825             50,872
   Quanta Capital Holdings Ltd.*                      23,520             53,390
   Radian Group, Inc.                                  3,665            195,015
   RAM Holdings Ltd.*                                  3,470             48,441
   Security Capital Assurance                          5,480            138,754
   Specialty Underwriters' Alliance, Inc.*             3,025             31,400
   St. Paul Travelers Companies, Inc., (The)           5,270            273,039
   Wesco Financial Corp.                                 290            139,200
   White Mountains Insurance Group Ltd.                  635            380,841
                                                                 --------------
                                                                      4,196,678
                                                                 --------------

INTERNET SERVICES--2.1%
   Expedia, Inc.*                                      9,705            176,340
   IAC/InterActiveCorp*                                2,470             90,130
   Symantec Corp.*                                     5,300            112,360
                                                                 --------------
                                                                        378,830
                                                                 --------------

LEISURE & LODGING--0.5%
   International Speedway Corp., Class A               1,710             88,629
                                                                 --------------

MANUFACTURING--3.3%
   Dover Corp.                                         2,770            139,331

                                                  NUMBER
                                                 OF SHARES            VALUE
                                              --------------     --------------

MANUFACTURING--(CONTINUED)
   Makita Corp. - ADR                                  5,655     $      163,260
   Tyco International Ltd.                             9,280            281,091
                                                                 --------------
                                                                        583,682
                                                                 --------------

MARKETING--0.4%
   FTD Group, Inc.*                                    3,955             69,292
                                                                 --------------

MEDIA & ENTERTAINMENT--0.5%
   Clear Channel Communications, Inc.                  2,465             86,669
                                                                 --------------

MEDICAL EQUIPMENT AND SUPPLIES--1.0%
   Becton, Dickinson and Co.                           2,375            170,335
                                                                 --------------

OFFICE EQUIPMENT & SUPPLIES--0.5%
   Avery Dennison Corp.                                1,410             95,133
   Xerox Corp.*                                           --                  0
                                                                 --------------
                                                                         95,133
                                                                 --------------

OIL & GAS  - EXPLORATION--3.8%
   Anadarko Petroleum Corp.                            2,490            122,906
   Apache Corp.                                        1,535            107,343
   Devon Energy Corp.                                  2,395            175,721
   Pioneer Natural Resources Co.                       3,755            163,530
   Quest Resource Corp.*                               2,118             23,870
   Quest Resource Corp. 144A ++*                       2,430             27,386
   Rosetta Resources, Inc. 144A ++*                    2,035             38,238
   Rosetta Resources, Inc.*                              605             11,368
                                                                 --------------
                                                                        670,362
                                                                 --------------

OIL & GAS - INTEGRATED MAJORS--3.9%
   Chevron Corp.                                       4,060            293,619
   ConocoPhillips                                      4,686            315,368
   Royal Dutch Shell PLC, Class A - ADR                1,120             79,554
                                                                 --------------
                                                                        688,541
                                                                 --------------

REAL ESTATE INVESTMENT TRUST (REIT)--2.5%
   Alesco Financial, Inc. 144A ++                      5,222             52,742
   Ashford Hospitality Trust                           3,890             51,037
   CBRE Realty Finance, Inc.                           2,155             34,803
   CBRE Realty Finance,
   Inc. 144A ++                                        4,520             72,998

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES           VALUE
                                              --------------     --------------

REAL ESTATE INVESTMENT TRUST (REIT)--(CONTINUED)
   KKR Financial Corp. 144A                            1,260     $       33,718
   Luminent Mortgage Capital, Inc.                     3,180             32,818
   National Health Investors, Inc.                     3,430            114,905
   Taberna Realty Finance Trust 144A ++                3,115             50,151
                                                                 --------------
                                                                        443,172
                                                                 --------------

RECREATIONAL PRODUCTS - TOYS--2.4%
   Hasbro, Inc.                                        8,745            233,929
   Mattel, Inc.                                        9,290            203,915
                                                                 --------------
                                                                        437,844
                                                                 --------------

RESTAURANTS--0.8%
   Yum! Brands, Inc.                                   2,305            141,043
                                                                 --------------

RETAIL - HARD GOODS--0.6%
   Claire's Stores, Inc.                               3,275            104,505
                                                                 --------------

SCHOOLS--0.4%
   Career Education Corp.*                             2,800             70,700
                                                                 --------------

SERVICES - BUSINESS--1.1%
   Dun & Bradstreet Corp. (The)*                       2,350            193,217
                                                                 --------------

TELECOMMUNICATION SERVICES--2.4%
   Embarq Corp.                                        2,030            104,443
   Vodafone Group PLC                                 12,258            323,121
                                                                 --------------
                                                                        427,564
                                                                 --------------

TELECOMMUNICATIONS EQUIPMENT--1.5%
   Motorola, Inc.                                      6,690            148,317
   Nokia Oyj                                           5,835            117,984
                                                                 --------------
                                                                        266,301
                                                                 --------------

TOBACCO--1.0%
   UST, Inc.                                           3,265            182,775
                                                                 --------------

TRANSPORTATION - SHIPPING--0.3%
   Danaos Corp.                                        2,380             53,360
                                                                 --------------

TRAVEL SERVICES--0.6%
   Sabre Holdings Corp., Class A                       3,660            100,394
                                                                 --------------

                                                  NUMBER
                                                 OF SHARES           VALUE
                                              --------------     --------------

UTILITIES - ELECTRIC--1.5%
   Korea Electric Power Corp. - ADR                   12,430     $      267,121
                                                                 --------------

TOTAL COMMON STOCK
      (Cost $14,614,775)                                             17,110,074
                                                                 --------------

WARRANTS--0.0%
   Tac Acquisition Corp. $5.00
      Expires 06/28/10*                               14,710              3,824

TOTAL WARRANTS
      (Cost $219)                                                         3,825
                                                                 --------------

INVESTMENT COMPANY--0.1%
   Morgan Stanley Asia-Pacific Fund, Inc.                620             11,197
                                                                 --------------

TOTAL INVESTMENT COMPANY
      (Cost $6,643)                                                      11,197
                                                                 --------------

SHORT-TERM INVESTMENTS--4.2%
   PNC Bank Money Market Deposit Account
      4.810% 12/01/06                                758,541            758,541
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
      (Cost $758,541)                                                   758,541
                                                                 --------------

TOTAL INVESTMENTS--100.2%
      (COST $15,380,178)                                             17,883,637
                                                                 --------------

OPTIONS WRITTEN--(0.6%)
   Career Education Corp. Call
      Options Expire 09/20/07
      $25.00                                             (28)            (5,463)
   Pacific Sunwear of California, Inc.
      Call Options Expire 03/17/07
      $15.00                                             (48)           (24,009)
   Pacific Sunwear of California, Inc.
      Call Options Expire 06/16/07
      $20.00                                             (43)            (9,688)
   Symantec Corp. Call Options
      Expire 04/25/07 $17.00                             (53)           (25,493)

                             ROBECO INVESTMENT FUNDS
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES            VALUE
                                              --------------     --------------

OPTIONS WRITTEN--(CONTINUED)
   TD Ameritrade Holding Corp.
   Call Options Expire 02/17/07 $11.50                   (61)    $      (37,991)
                                                                 --------------

TOTAL OPTIONS WRITTEN
   (Cost $(80,551))                                                    (102,644)
                                                                 --------------

TOTAL INVESTMENTS, NET OF OPTIONS
   WRITTEN--99.7%
   (COST $15,299,627)**                                              17,780,992
                                                                 --------------

OTHER ASSETS IN EXCESS OF
   LIABIITIES--0.3%                                                      59,278
                                                                 --------------

NET ASSETS--100.0%                                               $   17,840,270
                                                                 ==============

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                  $ 15,299,627
                                                      ------------
      Gross unrealized appreciation                   $  2,697,548
      Gross unrealized depreciation                       (216,182)
                                                      ------------
      Net unrealized appreciation/(depreciation)      $  2,481,366
                                                      ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                                 WPG TUDOR FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                  (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
COMMON STOCK--93.4%

AIRLINES--1.4%
   JetBlue Airways Corp.*+                               19,700    $    269,102
   Republic Airways Holdings, Inc.*                      14,580         251,797
   World Air Holdings, Inc.*                             28,800         245,088
                                                                   ------------
                                                                        765,987
                                                                   ------------
APPAREL--3.5%
   Genesco, Inc.*                                         6,800         260,576
   Lakeland Industries, Inc.*+                           65,515         913,930
   Quiksilver, Inc.*                                     46,000         669,300
                                                                   ------------
                                                                      1,843,806
                                                                   ------------
BANKS - REGIONAL--4.9%
   Bank Mutual Corp.                                     55,200         669,024
   Berkshire Hills Bancorp, Inc.                         10,900         367,657
   Citizens Banking Corp.                                22,100         593,164
   First Financial Bankshares, Inc.                           1              42
   PFF Bancorp, Inc.                                      7,500         247,500
   Synergy Financial Group, Inc.                         44,300         713,230
                                                                   ------------
                                                                      2,590,617
                                                                   ------------
BUILDING & CONSTRUCTION--0.1%
   WCI Communities, Inc.*                                 3,000          55,740
                                                                   ------------
CHEMICALS - COMMODITY--2.3%
   Hercules, Inc.*                                       26,900         501,147
   Methanex Corp.                                        29,100         721,389
                                                                   ------------
                                                                      1,222,536
                                                                   ------------
CHEMICALS - SPECIALTY--1.5%
   Omnova Solutions, Inc.*                               55,300         264,334
   UAP Holding Corp.                                     21,800         523,418
                                                                   ------------
                                                                        787,752
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--3.5%
   Foundry Networks, Inc.*                               27,000         386,370
   Neoware, Inc.*+                                       86,200         962,854
   WidePoint Corp.*                                     214,600         487,142
                                                                   ------------
                                                                      1,836,366
                                                                   ------------

CONSULTING SERVICES--8.8%
   BearingPoint, Inc.*                                   52,000         435,760

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
CONSULTING SERVICES--(CONTINUED)
   First Consulting Group, Inc.*                         67,740    $    842,685
   FTI Consulting, Inc.*                                 31,200         838,656
   ICF International, Inc.*                              86,030       1,496,062
   Navigant Consulting, Inc.*                            57,500       1,095,375
                                                                   ------------
                                                                      4,708,538
                                                                   ------------
CONSUMER PRODUCTS--3.1%
   Flanders Corp.*                                       26,303         260,137
   Jarden Corp.*                                         21,800         806,164
   Libbey, Inc.                                          51,600         602,172
                                                                   ------------
                                                                      1,668,473
                                                                   ------------
DATA PROCESSING SERVICES--1.0%
   MoneyGram International, Inc.                         17,230         525,515
                                                                   ------------
ELECTRONIC EQUIPMENT & PRODUCTS--0.9%
   Measurement Specialties, Inc.*                        13,200         319,176
   SonoSite, Inc.*                                        4,300         137,385
                                                                   ------------
                                                                        456,561
                                                                   ------------
ENGINE MANUFACTURING--0.2%
   Briggs & Stratton Corp.                                4,100         111,069
                                                                   ------------
FINANCIAL SERVICES--2.0%
   Technology Investment Capital
      Corp.                                              29,800         477,098
   WSFS Financial Corp.                                   9,400         606,958
                                                                   ------------
                                                                      1,084,056
                                                                   ------------
FOODS--1.2%
   Del Monte Foods Co.                                   58,300         658,207
                                                                   ------------
GAS UTILITIES--1.8%
   New Jersey Resources Corp.                             4,800         248,400
   UGI Corp.                                             13,100         369,158
   Vectren Corp.                                         11,100         316,905
                                                                   ------------
                                                                        934,463
                                                                   ------------
HEALTH CARE - DRUGS--0.4%
   Durect Corp.*+                                        44,900         210,132
                                                                   ------------
HEALTH CARE - SERVICES--0.7%
   LifePoint Hospitals, Inc.*                            11,100         385,281
                                                                   ------------

                            ROBECO INVESTMENT FUNDS
                                 WPG TUDOR FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                  (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
HOUSEHOLD PRODUCTS--1.8%
   Lifetime Brands, Inc.+                                47,300    $    950,730
                                                                   ------------
INSURANCE - OTHER--6.7%
   AmCOMP, Inc.*                                         59,540         643,032
   Amerisafe, Inc.*                                      23,960         327,294
   Amtrust Financial Services, Inc.*                     33,200         258,960
   Aspen Insurance Holdings Ltd.                         15,100         406,945
   Assured Guaranty Ltd.                                 26,900         695,365
   Darwin Professional Underwriters,
      Inc.*                                              23,100         542,388
   Endurance Specialty Holdings Ltd.                     10,300         386,559
   Hallmark Financial Services, Inc.*                     2,300          22,655
   Hooper Holmes, Inc.*                                  81,840         274,982
                                                                   ------------
                                                                      3,558,180
                                                                   ------------
INTERNET SERVICES--2.3%
   SafeNet, Inc.*                                        52,400       1,219,872
                                                                   ------------
MANUFACTURING--2.4%
   Hexcel Corp.*                                         51,200         916,480
   Olin Corp.                                            20,300         339,619
                                                                   ------------
                                                                      1,256,099
                                                                   ------------
MEDIA & ENTERTAINMENT--0.9%
   New Frontier Media, Inc.*                             50,600         453,882
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--0.9%
   Dexcom, Inc.*+                                        43,600         490,936
                                                                   ------------
METALS & MINING--3.6%
   Hecla Mining Co.*                                     42,100         293,437
   Massey Energy Co.                                     11,100         305,472
   Uranium Resources, Inc.*                             194,877       1,336,856
                                                                   ------------
                                                                      1,935,765
                                                                   ------------
OIL & GAS - EXPLORATION--4.3%
   Aurora Oil & Gas Corp.*                              133,500         456,570
   Bronco Drilling Co., Inc.*                            21,520         415,766
   Endeavor International Corp.*                         88,200         202,860
   Geomet, Inc.*+                                        51,700         540,782
   Rosetta Resources, Inc.*                              17,700         332,583
   Rosetta Resources, Inc. 144A ++*                      18,000         338,220
                                                                   ------------
                                                                      2,286,781
                                                                   ------------

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
OIL SERVICES--2.3%
   Newpark Resources, Inc.*                             197,010    $  1,211,611
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--0.7%
   Schweitzer-Mauduit International,
      Inc.                                               15,310         379,535
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--4.2%
   MDC Partners, Inc.*                                  254,980       1,810,358
   Princeton Review, Inc., (The)*+                       84,954         450,256
                                                                   ------------
                                                                      2,260,614
                                                                   ------------
RAILROAD & BULK SHIPPING--1.1%
   RailAmerica, Inc.*                                    35,500         566,225
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (REIT)--9.8%
   Annaly Capital Management, Inc.                       25,800         360,684
   Anworth Mortgage Asset Corp.                          54,300         512,592
   Capital Lease Funding, Inc.                           75,500         908,265
   CBRE Realty Finance, Inc.+                            32,400         523,260
   Colonial Properties Trust                              4,400         215,424
   Federal Realty Investment Trust                        4,400         374,792
   KKR Financial Corp.                                   14,100         377,316
   Luminent Mortgage Capital, Inc.                      109,000       1,124,880
   MFA Mortgage Investments, Inc.                       106,800         830,904
                                                                   ------------
                                                                      5,228,117
                                                                   ------------
RESTAURANTS--0.5%
   Cheesecake Factory, Inc., (The)*                      10,200         282,540
                                                                   ------------
RETAIL--0.4%
   1-800-FLOWERS.COM, Inc.,
      Class A*                                           41,900         235,478
                                                                   ------------
SAVINGS & LOANS--2.0%
   Dearborn Bancorp, Inc.*                               25,000         529,750
   Newalliance Bancshares, Inc.                          31,800         519,930
                                                                   ------------
                                                                      1,049,680
                                                                   ------------
SERVICES - BUSINESS--3.9%
   Macquarie Infrastucture Co. Trust                     10,100         327,240
   Marlin Business Services Corp.*                       24,000         520,320
   Pre-Paid Legal Services, Inc.+                         7,180         298,114
   The Providence Service Corp.*                         35,100         937,521
                                                                   ------------
                                                                      2,083,195
                                                                   ------------

                            ROBECO INVESTMENT FUNDS
                                 WPG TUDOR FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                  (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
TELECOMMUNICATIONS EQUIPMENT--2.8%
   Axesstel, Inc.*                                      298,650    $    630,151
   CPI International, Inc.*                              41,350         579,314
   Plantronics, Inc.                                     14,500         304,500
                                                                   ------------
                                                                      1,513,965
                                                                   ------------
TOBACCO--0.8%
   Universal Corp.                                        9,100         423,787
                                                                   ------------
TRANSPORTATION - SHIPPING--1.6%
   Omega Navigation Enterprises,
      Inc.                                                9,400         148,050
   Seaspan Corp.                                         32,310         713,405
                                                                   ------------
                                                                        861,455
                                                                   ------------
TRUCKING--1.0%
   Marten Transport Ltd.*                                29,410         538,497
                                                                   ------------
UTILITIES - ELECTRIC--2.1%

   El Paso Electric Co.*                                 21,800         541,512
   Great Plains Energy, Inc.                              9,700         306,617
   Hawaiian Electric Industries, Inc.                    10,200         276,012
                                                                   ------------
                                                                      1,124,141
                                                                   ------------
TOTAL COMMON STOCK
     (Cost $42,249,101)                                              49,756,184
                                                                   ------------
RIGHTS/WARRANTS--0.3%

TRANSPORT - SERVICES--0.3%

   Navios Maritime Holdings, Inc.

      Expires 12/09/08 $5.00*                           261,750         185,843
                                                                   ------------
TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                          185,843
                                                                   ------------
TOTAL INVESTMENTS--93.7%
     (COST $42,249,101)**                                            49,942,027
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--6.3%                                               3,354,523
                                                                   ------------
NET ASSETS--100.0%                                                 $ 53,296,550
                                                                   ============

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

+     Portion of security out on loan.

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $ 42,249,101
                                                                   ------------
      Gross unrealized appreciation                                $  8,417,624
      Gross unrealized depreciation                                    (724,698)

                                                                   ------------
      Net unrealized appreciation/(depreciation)                   $  7,692,926
                                                                   ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                            WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
COMMON STOCK--98.7%

AEROSPACE/DEFENSE--1.9%
   General Dynamics Corp.                                 4,950    $    370,458
                                                                   ------------
AIRLINES--0.9%
   US Airways Group, Inc.*                                2,950         167,442
                                                                   ------------
APPAREL--1.8%
   VF Corp.                                               4,500         352,755
                                                                   ------------
CEMENT MANUFACTURING--0.8%
   Cemex S.A. de C.V. - ADR                               4,990         162,375
                                                                   ------------
CHEMICALS - COMMODITY--2.2%
   Dow Chemical Co., (The)                                2,000          80,020
   Lyondell Chemical Co.                                 13,850         342,095
                                                                   ------------
                                                                        422,115
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--6.0%
   Hewlett-Packard Co.                                   16,300         643,198
   International Business Machines
   Corp.                                                  5,700         523,944
                                                                   ------------
                                                                      1,167,142
                                                                   ------------
COMPUTER SOFTWARE--3.2%
   Microsoft Corp.                                       21,350         626,196
                                                                   ------------
CONSUMER CYCLICAL SERVICES--0.6%
   Wal-Mart Stores, Inc.                                  2,300         106,030
                                                                   ------------
CONSUMER NON-CYCLICAL--3.8%
   Energizer Holdings, Inc.*                              5,250         346,972
   Procter & Gamble Co., (The)                            6,200         389,298
                                                                   ------------
                                                                        736,270
                                                                   ------------
DIVERSIFIED OPERATIONS--1.2%
   General Electric Co.                                   6,300         222,264
                                                                   ------------
ENERGY--1.2%
   TXU Corp.                                              3,900         223,821
                                                                   ------------
FINANCIAL SERVICES--6.5%
   American Express Co.                                   7,150         419,848
   Ameriprise Financial, Inc.                             1,760          95,216
   Goldman Sachs Group, Inc., (The)                       2,250         438,300

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
FINANCIAL SERVICES--(CONTINUED)
   JPMorgan Chase & Co.                                   6,450    $    298,506
                                                                   ------------
                                                                      1,251,870
                                                                   ------------
FOODS--5.0%
   Altria Group, Inc.                                     2,400         202,104
   General Mills, Inc.                                    6,150         344,092
   Safeway, Inc.                                         13,600         419,016
                                                                   ------------
                                                                        965,212
                                                                   ------------
HEALTH & PERSONAL CARE--1.6%
   Becton, Dickinson and Co.                              2,800         200,816
   Johnson & Johnson                                      1,500          98,865
                                                                   ------------
                                                                        299,681
                                                                   ------------
HEALTH CARE - SERVICES--5.5%
   Express Scripts, Inc.*                                 3,100         211,420
   Humana, Inc.*                                          3,700         200,170
   McKesson Corp.                                         6,450         318,630
   UnitedHealth Group, Inc.                               6,950         341,106
                                                                   ------------
                                                                      1,071,326
                                                                   ------------
HEALTHCARE FACILITIES/SUPPLIES--2.7%
   GlaxoSmithKline PLC - ADR                              3,400         180,642
   Pfizer, Inc.                                          12,400         340,876
                                                                   ------------
                                                                        521,518
                                                                   ------------
INSURANCE - OTHER--3.1%
   Allstate Corp., (The)                                  4,450         282,486
   Principal Financial Group, Inc.
      (The)                                               2,100         121,275
   St. Paul Travelers Companies,
      Inc., (The)                                         3,800         196,878
                                                                   ------------
                                                                        600,639
                                                                   ------------
INTERNET SERVICES--2.0%
   Expedia, Inc.*                                        20,900         379,753
                                                                   ------------
INTERNET SOFTWARE--1.8%
   Google, Inc., Class A*                                   300         145,476
   Novell, Inc.*                                         30,800         193,424
                                                                   ------------
                                                                        338,900
                                                                   ------------

                             ROBECO INVESTMENT FUNDS
                            WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
MACHINERY--2.0%
   Terex Corp.*                                           6,900    $    386,538
                                                                   ------------
MEDIA & ENTERTAINMENT--2.2%
   CBS Corp., Class B                                    14,100         419,475
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--4.4%
   AstraZeneca PLC - ADR                                  4,650         269,188
   Cephalon, Inc.*                                        2,600         194,636
   Waters Corp.*                                          7,900         395,316
                                                                   ------------
                                                                        859,140
                                                                   ------------
METALS--1.8%
   Phelps Dodge Corp.                                     2,850         350,550
                                                                   ------------
OIL & GAS - EXPLORATION--2.8%
   Anadarko Petroleum Corp.                               4,550         224,588
   Marathon Oil Corp.                                     3,400         320,892
                                                                   ------------
                                                                        545,480
                                                                   ------------
OIL & GAS - REFINING & MARKETING--1.2%
   Wainoco Oil Corp.                                      7,250         229,390
                                                                   ------------
PHARMACEUTICALS & BIOTECHNOLOGY--2.8%
   Idec Pharmaceutical Corp.                             10,450         546,117
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--1.8%
   McGraw-Hill Companies, Inc.,
      (The)                                               5,350         356,578
                                                                   ------------
RESTAURANTS--1.7%
   Yum! Brands, Inc.                                      5,450         333,486
                                                                   ------------
RETAIL--7.5%
   J.C. Penney Co., Inc.                                  7,600         587,784
   Limited Brands, Inc.                                  15,750         499,117
   Office Depot, Inc.*                                    9,750         369,135
                                                                   ------------
                                                                      1,456,036
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.7%
   Advanced Micro Devices, Inc.*                          5,350         115,400
   Intel Corp.                                           29,650         633,027
   Intersil Corp., Class A                               10,250         253,892
   Micron Technology, Inc.*                              20,050         292,730
                                                                   ------------
                                                                      1,295,049
                                                                   ------------

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
SERVICES - BUSINESS--2.3%
   Accenture Ltd., Class A                               13,000    $    438,100
                                                                   ------------
TECHNOLOGY--2.4%
   Seagate Technology, Inc.                              18,100         466,256
                                                                   ------------
TELECOMMUNICATIONS--0.8%
   AT&T, Inc.                                             4,300         145,813
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--3.6%
   Motorola, Inc.                                        15,950         353,612
   Nokia Oyj - ADR                                       17,050         344,751
                                                                   ------------
                                                                        698,363
                                                                   ------------
TRANSPORTATION - SHIPPING--2.9%
   Burlington Northern Santa Fe
      Corp.                                               4,550         341,978
   Ryder System, Inc.                                     4,100         213,897
                                                                   ------------
                                                                        555,875
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $15,874,802)                                                19,068,013
                                                                   ------------
INVESTMENT COMPANY--1.0%

INVESTMENT--1.0%
   iShares Russell 1000 Growth
      Index Fund                                          3,500         192,745
                                                                   ------------
TOTAL INVESTMENT COMPANY
   (Cost $189,629)                                                      192,745
                                                                   ------------
TOTAL INVESTMENTS--99.7%
   (COST $16,064,431)**                                              19,260,758
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITES--0.3%                                                   67,248
                                                                   ------------
NET ASSETS--100.0%                                                 $ 19,328,006
                                                                   ============

ADR   -- American Depository Receipt.

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $ 16,064,431
                                                                   ------------
      Gross unrealized appreciation                                $  3,391,618
      Gross unrealized depreciation                                    (195,291)
                                                                   ------------
      Net unrealized appreciation/(depreciation)                   $  3,196,327
                                                                   ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--9.8%

FEDERAL HOME LOAN MORTGAGE CORP.--6.7%
      5.500% 09/01/19              Aaa/AAA       $ 2,321      $  2,332,609
      6.000% 01/01/36              Aaa/AAA         2,916         2,948,376
      6.500% 10/01/36              Aaa/AAA         6,095         6,219,286

FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
      9.000% 11/01/10              Aaa/AAA            38            41,365
      6.500% 12/01/14              Aaa/AAA           409           418,633
      5.000% 12/15/21(TBA)         Aaa/AAA         8,470         8,390,594
      7.500% 02/01/31              Aaa/AAA            72            74,462
      5.500% 07/01/34              Aaa/AAA         4,014         3,999,569
      5.000% 12/15/36(TBA)         Aaa/AAA        10,880        10,628,400
      5.500% 12/15/36(TBA)         Aaa/AAA         7,170         7,143,112
      6.000% 12/15/36(TBA)         Aaa/AAA         6,115         6,179,972
      6.500% 12/15/36(TBA)         Aaa/AAA         2,195         2,239,585

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.4%
      7.500% 09/15/07              Aaa/AAA             9             8,721
      6.500% 02/15/24              Aaa/AAA           230           236,500
      6.500% 04/15/24              Aaa/AAA            97            99,502
      6.500% 10/15/24              Aaa/AAA           346           356,074
                                                              ------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $16,748,174)                                           16,735,097
                                                              ------------
GOVERNMENT AGENCY OBLIGATIONS--23.0%

FEDERAL HOME LOAN MORTGAGE CORP.--1.3%
      3.350% 04/01/08              Aaa/AAA           570           558,905
      4.375% 03/17/10              Aaa/AAA         1,700         1,682,072

FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.7%
      3.250% 08/15/08              Aaa/AAA           700           682,150

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
      3.999% 05/16/27              Aaa/AAA         1,695         1,657,010
                                                              ------------
TOTAL GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $38,895,740)                                           39,161,800
                                                              ------------

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
ASSET BACKED SECURITIES--30.8%

AUTOMOBILES--5.5%
   BMW Vehicle Owner Trust
      Series 2006-A Class
      A3
      5.130% 09/27/10(c)           Aaa/AAA       $   350      $    351,140
   Daimler Chrysler Auto
      Trust Series 2006-C
      A4
      4.980% 11/08/11(c)           Aaa/AAA           510           511,792
   Honda Auto Receivables
      Owner Trust Series
      2006-2 Class A4
      5.280% 01/23/12              Aaa/AAA         1,460         1,476,485
   Honda Auto Receivables
      Owner Trust Series
      2006-3 Class A4
      5.110% 04/15/12(c) (d)       Aaa/AAA         1,850         1,856,717
   Nissan Auto Receivables
      Owner Trust Series
      2006-C Class A3
      5.440% 04/15/10              Aaa/AAA         1,840         1,855,571
   USAA Auto Owner Trust
      Series 2006-3 Class
      A4
      5.360% 06/15/12              Aaa/AAA           645           654,343
   USAA Auto Owner Trust
      Series 2006-4 Class
      A4
      4.980% 10/15/12(c)           Aaa/AAA         1,890         1,895,046
   Volkswagen Auto Lease
      Trust Series 2006-A
      Class A3
      5.500% 09/21/09              Aaa/AAA           795           801,056
                                                              ------------
                                                                 9,402,150
                                                              ------------

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
CREDIT CARDS--4.0%
   Chase Issuance Trust
      Series 2005-A10
      Class A10
      4.650% 12/17/12              Aaa/AAA       $ 1,470      $  1,463,741
   Citibank Credit Card
      Issuance Trust
      Series 2003-A11
      Class A11
      5.424% 10/15/09              Aaa/AAA         1,200         1,200,691
   Citibank Credit Card
      Issuance Trust
      Series 2003-A3
      Class A3
      3.100% 03/10/10              Aaa/AAA         1,750         1,707,545
   Citibank Credit Card
      Issuance Trust
      Series 2003-A6
      Class A6
      2.900% 05/17/10              Aaa/AAA         1,000           970,475
   Citibank Credit Card
      Issuance Trust
      Series 2006-A5
      Class A5
      5.300% 05/20/11              Aaa/AAA           790           797,935
   MBNA Credit Card
      Master Note Trust
      Series 2005-A1
      Class A1
      4.200% 09/15/10              Aaa/AAA           670           662,995
                                                              ------------
                                                                 6,803,382
                                                              ------------
MORTGAGE BACKED SECURITIES--21.3%
   Aames Mortgage
      Investment Trust
      Series 2005-4
      Class 2A1 (a)(c)
      5.440% 10/25/35              Aaa/AAA            49            48,664

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   AEGIS Asset Backed
      Securities Trust
      Series 2005-4
      Class 1A1(a)(c)
      5.430% 10/25/35              Aaa/AAA       $   188      $    187,571
   American Home
      Mortgage
      Investment Trust
      Series 2005-3
      Class 2A1(a)(c)
      5.504% 09/25/35              Aaa/AAA           722           719,028
   Banc of America
      Commercial
      Mortgage, Inc.
      Series 2005-5
      Class A4
      5.115% 10/10/45              Aaa/AAA         1,500         1,499,282
   Banc of America
      Commercial
      Mortgage, Inc.
      Series 2005-6
      Class A4
      5.354% 09/10/47              Aaa/AAA           820           827,013
   Banc of America
      Funding Corp.
      Series 2005-E
      Class 4A1 (a)
      4.106% 03/20/35              Aaa/AAA         1,719         1,697,705
   Centex Home Equity
      Series 2006-A
      Class AV1 (a)
      5.370% 06/25/36              Aaa/AAA           497           496,774
   Citigroup/Deutsche
      Bank Commercial
      Mortgage Trust
      Series 2005-CD1
      Class A4
      5.400% 07/15/44              Aaa/AAA         1,500         1,518,687

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   Commerical Mortgage
      Asset Trust Series
      1999-C2 Class A2
      7.546% 11/17/32              Aaa/AAA       $   325      $    341,791
   CS First Boston
      Mortgage Securities
      Corp. Series 2005-
      C4 Class A5
      5.104% 08/15/38              Aaa/AAA           810           808,628
   First Union-Lehman
      Brothers-Bank of
      America Series
      1998-C2 Class A2
      6.560% 11/18/35              Aaa/AAA           502           508,832
   GE Capital Commercial
      Mortgage Corp.
      Series 2005-C4
      Class A4
      5.511% 11/10/45              Aaa/AAA           790           805,325
   GE-WMC Mortgage
      Securities Series
      2005-1 Class A2A
      5.440% 10/25/35(a)           Aaa/AAA           548           547,920
   Greenwich Capital
      Commercial
      Funding Corp.
      Series 2005-GG5
      Class A5
      5.224% 04/10/37              Aaa/AAA           400           403,057
   GSAMP Trust Series
      2005-HE4 Class
      A2A(a)
      5.440% 08/25/35              Aaa/AAA           101           100,850
   GSR Mortgage Loan
      Trust Series 2005-
      AR6 Class 3A1(a)
      (d)4.561% 09/25/35           Aaa/AAA         1,751         1,735,157
   IXIS Real Estate
      Capital Trust Series
      2006-HE2 Class A1(a)
      5.380% 08/25/36              Aaa/AAA           704           703,880

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   JP Morgan Alternative
      Loan Trust Series
      2006-S2 Class A1B
      5.400% 05/25/36(a)           Aaa/AAA       $ 1,239      $  1,239,311
   JP Morgan Chase
      Commercial
      Mortgage Securities
      Corp. Series 2005-
      CB13 Class A4(d)
      5.472% 01/12/43              Aaa/AAA         1,370         1,391,683
   JP Morgan Chase
      Commercial
      Mortgage Securities
      Corp. Series 2005-
      LDP5 Class A4
      5.345% 12/15/44              Aaa/AAA         1,600         1,617,885
   JP Morgan Mortgage
      Acquisition Corp.
      Series 2005-WMC1
      Class A2 (a)
      5.440% 09/25/35              Aaa/AAA           298           297,731
   JP Morgan Mortgage
      Trust Series 2004-
      S2 Class 4A5(d)
      6.000% 11/25/34              Aaa/AAA         1,238         1,246,096
   Long Beach Mortgage
      Loan Trust Series
      2005-3 Class 2A1
      5.440% 09/25/35(a)           Aaa/AAA           120           119,944
   Long Beach Mortgage
      Loan Trust Series
      2006-4 Class 2A1
      5.370% 05/25/36(a)           Aaa/AAA           285           284,748
   Merrill Lynch Mortgage
      Investors Trust
      Series 2006 WMC1
      Class A2A(a)
      5.400% 01/25/37              Aaa/AAA           372           371,520

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   Merrill Lynch Mortgage
      Investors Trust
      Series 2006-RM2
      Class A2A(a)
      5.350% 05/25/37              Aaa/AAA       $ 1,324      $  1,323,563
   Merrill Lynch Mortgage
      Trust Series 2005-
      CKI1 Class A6
      5.417% 11/12/37              Aaa/AAA           710           719,407
   Morgan Stanley Capital
      I Series 2005-HQ7
      Class A4
      5.374% 11/14/42              Aaa/AAA         1,590         1,607,269
   Morgan Stanley Capital
      I Series 2006-HE4
      Class A1(a)
      5.364% 06/25/36              Aaa/AAA         1,133         1,133,251
   Morgan Stanley Capital
      I Series 2006-HQ8
      Class A4
      5.561% 03/12/44              Aaa/AAA         1,300         1,333,934
   Morgan Stanley Home
      Equity Loans Series
      2006-3 Class A1(a)
      5.370% 04/25/36              Aaa/AAA           634           634,475
   NovaStar Home Equity
      Loan Series 2005-3
      Class A2A(a)
      5.450% 01/25/36              Aaa/AAA           172           172,134
   Residential Asset
      Mortgage Products,
      Inc. Series 2005-
      EFC4 Class A1(a)
      5.430% 09/25/35              Aaa/AAA           475           474,712
   Saxon Asset Securities
      Trust Series 2005-3
      Class A2A
      5.440% 10/25/35              Aaa/AAA           184           183,999

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   Securitized Asset
      Backed
      Receivables, LLC
      Series 2006-FR1
      Class A2A(a)
      5.390% 11/25/35              Aaa/AAA       $   765      $    764,802
   Soundview Home
      Equity Loan Trust
      Series 2006-OPT3
      Class 2A1(a)
      5.380% 06/25/36              Aaa/AAA           590           590,124
   Soundview Home
      Equity Loan Trust
      Series 2006-OPT5
      Class 2A1(a)
      5.370% 07/25/36              Aaa/AAA         1,471         1,471,393
   Specialty Underwriting
      & Residential
      Finance Series
      2005-AB2 Class
      A1A(a)
      5.430% 06/25/36              Aaa/AAA           312           311,697
   Wachovia Bank
      Commerical
      Mortgage Trust
      Series 2005-C21
      Class A1
      5.058% 10/15/44              Aaa/AAA           567           566,817
   Washington Mutual
      Series 2005-AR12
      Class 1A8(a)
      4.840% 10/25/35              Aaa/AAA         1,564         1,553,003
   Wells Fargo Mortgage
      Backed Securities
      Trust Series 2004-
      EE Class 2A1
      3.989% 01/25/35              Aaa/AAA         1,535         1,510,084

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MORTGAGE BACKED SECURITIES--(CONTINUED)
   Wells Fargo Mortgage
      Backed Securities
      Trust Series 2005-
      AR16 Class 6A3
      5.000% 10/25/35              Aaa/AAA       $ 2,338      $  2,320,368
                                                              ------------
                                                                36,190,114
                                                              ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $52,240,759)                                           52,395,646
                                                              ------------
CORPORATE BONDS--35.4%

AEROSPACE/DEFENSE--0.5%
   Northrop Grumman
      Corp.
      7.125% 02/15/11             Baa2/BBB+          780           839,772
                                                              ------------
AEROSPACE/DEFENSE--0.2%
   Embraer Overseas Ltd.
      6.375% 01/24/17(b)
      (c)                         Baa3/BBB-          410           411,435
                                                              ------------
BANKING--1.0%
   ANZ Capital Trust II
      5.360% 12/29/49               A2/A-            905           894,054
   Popular North America,
      Inc.
      4.700% 06/30/09              A3/BBB+           835           821,540
                                                              ------------
                                                                 1,715,594
                                                              ------------
BANKS - MAJOR--0.8%
   Comerica Bank
      5.750% 11/21/16(d)            A2e/A          1,310         1,328,178
                                                              ------------
BANKS - REGIONAL--2.9%
   Banco Santander
      Central Hispano
      Issuances, Ltd.
      7.625% 11/03/09(d)            A1/A+          1,000         1,068,001
   Barclays Bank PLC
      5.926% 12/15/16(b)
      (d) (c)                      Aa3/A+          1,220         1,245,474

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
BANKS - REGIONAL--(CONTINUED)
   Barclays Bank PLC
      6.860% 06/15/32(b)
      (c) (d)                      Aa3/A+        $ 1,265      $  1,407,716
   First Tennessee Bank
      NA
      5.316% 12/08/08(c)
      (d)                           A1/A             560           558,752
   Lloyds TSB Group PLC
      6.267% 11/14/16(b)
      (c)                          Aa3e/A            570           577,862
                                                              ------------
                                                                 4,857,805
                                                              ------------
BEVERAGES--0.1%
   Diageo Capital PLC
      3.375% 03/20/08               A2/A              95            92,857
                                                              ------------
BUILDING & CONSTRUCTION--1.1%
   Owens Corning, Inc.
      6.500% 12/01/16(b)
      (c)                         Baa3/BBB-          520           536,086
      7.000% 12/01/36(b) (c)      Baa3/BBB-        1,230         1,278,832
                                                              ------------
                                                                 1,814,918
                                                              ------------
BUILDING MATERIALS--0.5%
   CRH America, Inc.
      6.000% 09/30/16(c)
      (d)                         Baa1/BBB+          800           818,346
                                                              ------------
COMMUNICATIONS & MEDIA--0.3%
   Time Warner
      Entertainment
      8.375% 07/15/33             Baa1/BBB+          375           465,592
                                                              ------------
COMPUTERS--0.3%
   Hewlett-Packard Co.
      3.625% 03/15/08(c)
      (d)                           A3/A-            485           474,334
                                                              ------------

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)      VALUE
                                -------------   -----------   ------------
ELECTRIC--1.3%
   Abu Dhabi National
      Energy Co.
      6.500% 10/27/36(b)           Aa3/A+        $   520      $    552,050
   Dominion Resources,
      Inc.
      6.300% 09/30/66(c)          Baa3/BB+           335           340,641
   Duke Energy Indiana,
      Inc.
      6.120% 10/15/35(c)
      (d)                         Baa1/BBB           295           306,812
   Energy East Corp.
      6.750% 07/15/36(c)
      (d)                         Baa2/BBB           375           409,222
   ITC Holdings Corp.
      5.875% 09/30/16(b)
      (c)                         Baa3/BBB-          600           606,408
                                                              ------------
                                                                 2,215,133
                                                              ------------
FINANCE--13.0%
   American Express Co.
      5.250% 09/12/11(d)            A1/A+            920           929,965
   American General
      Finance Corp.
      4.875% 05/15/10               A1/A+          1,985         1,973,439
   Bear Stearns & Co., Inc.
      4.550% 06/23/10(d)            A1/A+            745           734,110
      5.550% 01/22/17                A2/A            630           636,117
   Capital One Financial
      Corp.
      5.700% 09/15/11(d)          Bbb+/BBB+        1,130         1,154,545
   Caterpillar Financial
      Services Corp.
      4.300% 06/01/10                A2/A          1,185         1,159,473
   CIT Group Funding Co.
      of Canada
      4.650% 07/01/10                A2/A          1,045         1,029,707
   CIT Group, Inc.
      4.750% 08/15/08(d)             A2/A            715           710,555

                                MOODY'S / S&P   PAR (000'S)      VALUE
                                -------------   -----------   ------------
FINANCE--(CONTINUED)
   Countrywide Home
      Loans, Inc.
      2.875% 02/15/07               A3/A         $   125      $    124,397
   Genworth Global
      Funding Trust
      5.375% 09/15/11             Aa3e/AA-         1,500         1,519,714
   Goldman Sachs Group,
      Inc.
      5.950% 01/15/27(c)
      (d)                          A1e/A+            635           644,449
   HSBC Finance Corp.
      4.125% 11/16/09              Aa3/AA-           815           793,631
      5.700% 06/01/11              Aa3/AA-           805           825,932
   International Lease
      Finance Corp.
      6.375% 03/15/09(d)           A1/AA-          1,610         1,652,494
   JP Morgan Chase
      Capital XX
      6.550% 09/29/36(c)
      (d)                           A2/A-          1,645         1,736,321
   Merrill Lynch & Co., Inc.
      6.220% 09/15/26(d)            A1/A+            400           421,224
   Morgan Stanley
      4.000% 01/15/10              Aa3/A+            900           873,617
      5.050% 01/21/11              Aa3/A+            715           715,448
      5.625% 01/09/12              Aa3/A+            955           977,175
   Resona Preferred
      Global Securities
      7.191% 07/30/49(a)
      (b)                         Baa3/BBB-          410           434,714
   SLM Corp.
      4.000% 01/15/09(d)             A2/A          2,410         2,355,254
   Swiss Reinvestment
      Capital I LP
      6.854% 05/25/16(b)
      (c)                           A1/A-            355           377,980

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
FINANCE--(CONTINUED)
   Textron Financial Corp.
      4.600% 05/03/10               A3/A-        $   440      $    433,562
                                                              ------------
                                                                22,213,823
                                                              ------------
HEALTH & PERSONAL CARE--0.9%
   Health Care Property
      Investors, Inc.
      6.300% 09/15/16(c)
      (d)                         Baa3/BBB         1,410         1,458,538
                                                              ------------
INSURANCE - LIFE--0.6%
   Lincoln National Corp.
      7.000% 05/17/16(c)
      (d)                          Baa2/A-           900           965,504
                                                              ------------
INSURANCE - OTHER--3.1%
   AON Capital Trust
      8.205% 01/01/27             Baa3/BBB-          585           693,620
      Chubb Corp.
      4.934% 11/16/07               A2/A             980           977,404
   Hartford Life Global
      Funding Trust
      5.200% 02/15/11              Aa3e/AA-          595           601,187
   ING Groep NV
      5.775% 12/29/49(c)            A2/A             605           608,996
   Metropolitan Life Global
      Funding I
      5.750% 07/25/11              Aa2/AA          1,330         1,368,984
   Monumental Global
      Funding II
      5.650% 07/14/11             Aa3e/AA          1,090         1,114,800
                                                              ------------
                                                                 5,364,991
                                                              ------------
MEDIA--1.0%
   Comcast Corp.
      5.875% 02/15/18(c)
      (d)                         Baa2/BBB+          425           426,861
   Time Warner, Inc.
      6.500% 11/15/36(c)
      (d)                         Baa2/BBB+          395           403,357

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
MEDIA--(CONTINUED)
   Viacom, Inc.
      6.250% 04/30/16(c)
      (d)                         Baa3/BBB       $   900      $    910,770
                                                              ------------
                                                                 1,740,988
                                                              ------------
MINING & METALS--0.4%
   BHP Billiton Finance
      USA Ltd.
      5.000% 12/15/10               A1/A+            710           710,909
                                                              ------------
OIL & GAS - EXPLORATION--1.1%
   Canadian Natural
      Resources Ltd.
      6.500% 02/15/37(c)          Baa2/BBB+          750           776,169
   Encana Corp.
      6.300% 11/01/11              Baa2/A-         1,045         1,090,429
                                                              ------------
                                                                 1,866,598
                                                              ------------
OIL & GAS - INTEGRATED MAJORS--1.4%
   Norsk Hydro ASA
      6.360% 01/15/09               A2/A-          1,185         1,213,922
   Oneok Partners LP
      6.650% 10/01/36(c)
      (d)                         Baa2/BBB         1,060         1,118,230
                                                              ------------
                                                                 2,332,152
                                                              ------------
OIL & GAS - INTEGRATED MAJORS--0.7%
   Plains All American
      Pipelines LP
      6.125% 01/15/17(b)
      (c)                         Baa3/BBB-          530           542,462
      6.650% 01/15/37(b)
      (c)                         Baa3/BBB-          660           692,596
                                                              ------------
                                                                 1,235,058
                                                              ------------
OIL FIELD MACHINERY & EQUIPMENT--0.5%
   Halliburton Co.
      5.500% 10/15/10             Baa1/BBB+          800           809,495
                                                              ------------

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
PHARMACEUTICALS & BIOTECHNOLOGY--0.6%
   Abbott Laboratories
      3.750% 03/15/11(c)
      (d)                           A1/AA        $ 1,090      $  1,038,447
                                                              ------------
REAL ESTATE--1.0%
   Duke Reality LP
      5.625% 08/15/11             Baa1/BBB+          380           385,610
   WEA Finance, LLC
      5.700% 10/01/16(b)
      (c) (d)                       A2/A-            650           660,694
   Westfield Group
      5.400% 10/01/12(b)
      (c) (d)                       A2/A-            610           614,308
                                                              ------------
                                                                 1,660,612
                                                              ------------
REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
   Simon Property Group LP
      5.875% 03/01/17              Baa1/A-           490           509,148
                                                              ------------
RETAIL STORES--0.3%
   Federated Department
      Stores, Inc.
      6.900% 04/01/29(c)
      (d)                         Baa1/BBB           360           376,360
   May Department Stores
      Co.
      6.700% 07/15/34(c)
      (d)                         Baa1/BBB           190           194,582
                                                              ------------
                                                                   570,942
                                                              ------------
TELECOMMUNICATIONS--0.2%
   America Movil SA De CV
      6.375% 03/01/35(c)
      (d)                          A3/BBB+           350           345,623
                                                              ------------
TELEPHONE - INTEGRATED--1.3%
   AT&T, Inc.
      4.125% 09/15/09(c)
      (d)                            A2/A          1,220         1,189,873
   BellSouth Corp.
      4.200% 09/15/09                A2/A            865           845,300

                                MOODY'S / S&P   PAR (000'S)       VALUE
                                -------------   -----------   ------------
TELEPHONE - INTEGRATED--(CONTINUED)
   Telecom Italia Capital SA
     5.250% 10/01/15              Baa2/BBB+      $   270      $    255,376
                                                              ------------
                                                                 2,290,549
                                                              ------------
TOTAL CORPORATE BONDS
   (Cost $58,939,811)                                           60,147,341
                                                              ------------

U.S. TREASURY OBLIGATIONS--8.1%

U.S. TREASURY BONDS--0.3%
     4.500% 02/15/36               Aaa/AAA           605           598,997
                                                              ------------
U.S. TREASURY NOTES--7.8%
     4.875% 08/31/08               Aaa/AAA            60            60,216
     0.875% 04/15/10               Aaa/AAA           735           749,938
     2.375% 04/15/11               Aaa/AAA         3,495         3,592,970
     2.000% 01/15/16               Aaa/AAA         4,275         4,311,725
     2.500% 07/15/16               Aaa/AAA         4,370         4,523,489
                                                              ------------
                                                                13,238,338
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $13,638,912)                                           13,837,335
                                                              ------------
SHORT-TERM INVESTMENTS--13.1%

FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.6%
   5.01% 12/12/06                                 11,343        11,325,324
   5.06% 12/12/06                                  6,243         6,233,329
   5.11% 12/12/06                                  2,187         2,183,585
                                                              ------------
                                                                19,742,238
                                                              ------------

                                                   SHARES         VALUE
                                -------------   -----------   ------------
SHORT-TERM INVESTMENT--1.5%
   Dreyfus Government
     Cash Management
     5.135% 12/01/06                           2,611,330         2,611,330
                                                              ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $22,353,587)                                           22,353,568
                                                              ------------
TOTAL INVESTMENTS--120.2%
   (COST $202,816,983)*                                        204,630,787
                                                              ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--
   (20.2)%                                                     (34,399,333)
                                                              ------------
NET ASSETS--100.0%                                            $170,231,454
                                                              ============

                             ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

----
TBA - To Be Announced.
(a)   Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c)   Callable security.
(d)   Fitch rating.
(e)   Futures contracts open at November 30, 2006:

       Number                                      Value         Value        Unrealized
         of                       Expiration     at Trade          at        Appreciation
      Contracts        Type       Month            Date         11/30/06    (Depreciation)
      ---------   -------------   ----------    -----------   -----------   --------------
      Long Positions:
      102         U.S. Treasury
                   30 Year Bond   3/2007        $11,520,422   $11,666,250   $      145,828
      32          U.S. Treasury
                   2 Year Note    4/2007          6,546,000     6,560,000           14,000
                                                                            --------------
                                                                            $      159,828
                                                                            --------------
      Short Positions:
      (186)       U.S. Treasury
                   10 Year Note   3/2007       ($20,150,484) ($20,308,875) ($      158,391)
                                                                            --------------

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $ 202,816,983
                                                        -------------

      Gross unrealized appreciation                     $   2,095,130
      Gross unrealized depreciation                          (281,326)
                                                        -------------
      Net unrealized appreciation                       $   1,813,804
                                                        =============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
DOMESTIC COMMON STOCKS -- 90.7%
AEROSPACE & DEFENSE -- 5.3%
AAR Corp.*                                               114,880   $  3,054,659
BE Aerospace, Inc.*                                       82,924      2,173,438
CAE, Inc.                                                104,150        947,765
                                                                   ------------
                                                                      6,175,862
                                                                   ------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT -- 1.2%
Triumph Group, Inc.*                                      27,175      1,441,905
                                                                   ------------
AIRLINES -- 1.4%
AirTran Holdings, Inc.*                                  130,050      1,616,521
                                                                   ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.1%
American Axle & Manufacturing Holdings, Inc.             109,250      1,999,275
Visteon Corp.*                                            57,425        461,697
                                                                   ------------
                                                                      2,460,972
                                                                   ------------
BANKS -- 6.1%
First BanCorp                                            443,125      4,440,112
W. Holding Co., Inc.                                     446,075      2,738,901
                                                                   ------------
                                                                      7,179,013
                                                                   ------------
BUILDING PRODUCTS - WOOD -- 0.8%
Building Materials Holding Corp.                          33,925        835,912
Norbord, Inc.                                             12,925        102,427
                                                                   ------------
                                                                        938,339
                                                                   ------------
COMPUTER COMPONENTS -- 1.3%
Silicon Storage Technology, Inc.*                        339,225      1,563,827
                                                                   ------------
COMPUTER SOFTWARE -- 5.5%
Dendrite International, Inc.*                             42,850        449,925
Insight Enterprises, Inc.*                                46,975        944,198
Internet Capital Group, Inc.*                            180,050      1,856,315
Take-Two Interactive Software, Inc.                      183,475      3,185,126
                                                                   ------------
                                                                      6,435,564
                                                                   ------------
DIVERSIFIED -- 0.7%
Viad Corp.                                                21,325        838,286
                                                                   ------------
ELECTRICAL WORK -- 0.8%
Integrated Electrical Services, Inc.*                     61,134        959,812
                                                                   ------------
ELECTRONICS -- 0.9%
Curtiss-Wright Corp.                                      30,125      1,070,944
                                                                   ------------
ENERGY & UTILITIES -- 5.5%
Massey Energy Co.                                         54,200      1,491,584
Reliant Energy, Inc.*                                    367,100      4,926,482
                                                                   ------------
                                                                      6,418,066
                                                                   ------------
FARM MACHINERY & EQUIPMENT -- 2.2%
AGCO Corp.*                                               84,400      2,635,812
                                                                   ------------
FERTILIZERS -- 0.4%
LESCO, Inc.*                                              59,525        488,700
                                                                   ------------

                                                        SHARES        VALUE
                                                      ----------   ------------
FINANCE -- 0.4%
Friedman, Billings, Ramsey Group, Inc.*                   54,450   $    426,344
                                                                   ------------
FINANCE DIVERSIFIED -- 0.0%
Doral Financial Corp.                                        625          2,531
                                                                   ------------
FOOD -- 0.2%
Interstate Bakeries Corp.                                 34,850         97,580
Lance, Inc.                                                6,900        131,928
                                                                   ------------
                                                                        229,508
                                                                   ------------
FOOD-MEAT PROCESSING -- 0.9%
Sanderson Farms, Inc.                                     36,650      1,013,372
                                                                   ------------
FOOTWEAR -- 0.4%
Barry (R.G.) Corp.*                                       72,875        524,700
                                                                   ------------
HEALTHCARE -- 1.4%
Amedisys, Inc.*                                           24,675        966,519
Matria Healthcare, Inc.*                                  22,475        657,394
                                                                   ------------
                                                                      1,623,913
                                                                   ------------
HEALTHCARE FACILITIES -- 0.5%
American Medical Systems Holdings, Inc*                   35,550        611,816
                                                                   ------------
HOME FURNISHINGS -- 0.4%
Furniture Brands International, Inc.                      16,400        282,408
La-Z-Boy, Inc.                                            14,500        170,810
                                                                   ------------
                                                                        453,218
                                                                   ------------
HOMEBUILDING -- 0.1%
Technical Olympic USA, Inc.                                6,200         57,784
                                                                   ------------
HOTELS & RESTAURANTS -- 1.9%
Orient-Express Hotels, Ltd., Class A                      50,975      2,182,240
                                                                   ------------
HOUSEHOLD APPLIANCES -- 0.3%
Central Garden & Pet Co.*                                  7,600        396,720
                                                                   ------------
INSURANCE -- 2.8%
Assured Guaranty, Ltd.                                    12,075        312,139
IPC Holdings, Ltd.                                        36,975      1,153,620
ProAssurance Corp.*                                       26,156      1,339,972
Ram Holdings, Ltd.                                        35,975        502,211
                                                                   ------------
                                                                      3,307,942
                                                                   ------------
INTERNET SOFTWARE -- 0.8%
Openwave Systems, Inc.*                                  111,075        933,030
                                                                   ------------
LEISURE & ENTERTAINMENT -- 0.9%
Nautilus, Inc.                                            66,750      1,037,295
                                                                   ------------
MANUFACTURED HOUSING -- 2.1%
Champion Enterprises, Inc.*                               46,975        439,216
Fleetwood Enterprises, Inc.*                             265,675      2,037,727
                                                                   ------------
                                                                      2,476,943
                                                                   ------------
MANUFACTURING -- 3.0%
Griffon Corp.*                                            31,550        752,152

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
Navistar International Corp.*                             85,475   $  2,734,345
                                                                   ------------
                                                                      3,486,497
                                                                   ------------
MORTGAGE -- 1.9%
Luminent Mortgage Capital, Inc.                          218,150      2,251,308
                                                                   ------------
OIL & GAS EXPLORATION -- 0.2%
Aquila, Inc.*                                             41,125        188,353
                                                                   ------------
PAPER & FORESTRY PRODUCTS -- 0.1%
Neenah Paper, Inc.                                         4,575        156,282
                                                                   ------------
PIPES LINES (NO NATURAL GAS) -- 3.9%
Hudson Highland Group, Inc.*                             254,375      4,540,594
                                                                   ------------
PROPERTY & CASUALITY INSURANCE -- 0.8%
Landamerica Financial Group, Inc.                         15,725        960,955
                                                                   ------------
REAL ESTATE -- 2.5%
MI Developments, Inc., Class A                            59,950      2,174,986
Trammell Crow Co.*                                        15,025        740,732
                                                                   ------------
                                                                      2,915,718
                                                                   ------------
REAL ESTATE INVESTMENT TRUST -- 11.2%
American Financial Realty Trust                            7,025         82,614
American Home Mortgage Investment Corp.                  168,075      5,944,813
Anworth Mortgage Asset Corp.                             583,175      5,505,172
Arbor Realty Trust, Inc.                                  30,625        864,850
IPC US Real Estate, Inc.                                     800          8,350
Republic Property Trust                                   30,600        352,206
Winthrop Realty Trust                                     67,850        434,919
                                                                   ------------
                                                                     13,192,924
                                                                   ------------
RESIDENTIAL CONSTRUCTION -- 2.4%
WCI Communities, Inc.*                                   151,400      2,813,012
                                                                   ------------
RESTAURANTS -- 1.4%
Triarc Companies, Inc., Class A*                          86,350      1,618,199
                                                                   ------------
RETAIL - SPECIALTY STORES -- 2.1%
Eddie Bauer Holdings, Inc.*                               18,050        165,158
MarineMax, Inc.*                                          49,725      1,335,613
Stein Mart, Inc.                                          63,800      1,001,660
                                                                   ------------
                                                                      2,502,431
                                                                   ------------
SAVINGS & LOAN ASSOCIATIONS -- 2.7%
First Niagara Financial Group, Inc.                       64,900        932,613
Firstfed Financial Corp.*                                  6,900        448,638
Flagstar Bancorp, Inc.                                    53,200        800,660
Partners Trust Financial Group, Inc.                      20,725        235,229
Provident Financial Services, Inc.                        15,450        281,035
Washington Federal, Inc.                                  18,100        420,644
                                                                   ------------
                                                                      3,118,819
                                                                   ------------

                                                        SHARES        VALUE
                                                      ----------   ------------
SCHOOLS -- 0.9%
Corinthian Colleges, Inc.*                                84,900   $  1,095,210
                                                                   ------------
SEMICONDUCTOR EQUIPMENT -- 3.2%
Alliance Semiconductor Corp.*                            213,325        797,835
Axcelis Technologies, Inc.*                               39,825        254,482
BE Semiconductor Industries N.V.*                        441,218      2,695,842
                                                                   ------------
                                                                      3,748,159
                                                                   ------------
SEMICONDUCTORS & RELATED -- 3.5%
ASM International N.V.*                                  110,200      2,321,914
STATS ChipPAC, Ltd. ADR*                                 164,075      1,379,871
ZiLOG, Inc.*                                              97,650        392,553
                                                                   ------------
                                                                      4,094,338
                                                                   ------------
SERVICES - COMPUTER PROCESSING & DATA
  PREPARATION -- 1.1%
Source Interlink Companies, Inc.*                        142,075      1,267,309
                                                                   ------------
TECHNOLOGY -- 0.1%
Mercury Computer Systems, Inc.*                           11,350        148,458
                                                                   ------------
TRANSPORTATION -- 2.3%
Alexander & Baldwin, Inc.                                 26,500      1,169,975
Florida East Coast, Inc.                                   7,250        434,058
Genesee & Wyoming, Inc.*                                  41,875      1,124,762
                                                                   ------------
                                                                      2,728,795
                                                                   ------------
TRUCK TRAILERS -- 0.1%
Wabash National Corp.*                                     6,650         97,755
                                                                   ------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $91,341,913)                                            106,426,095
                                                                   ------------
CANADIAN COMMON STOCKS -- 1.1%
REAL ESTATE INVESTMENT TRUST -- 1.1%
Retirement Residences                                    173,650      1,254,477
                                                                   ------------
   TOTAL CANADIAN COMMON STOCK
      (Cost $1,129,291)                                               1,254,477
                                                                   ------------
MEXICAN COMMON STOCKS -- 0.6%
BROADCASTING & CABLE TELEVISION -- 0.6%
TV Azteca, S.A. de C.V                                 1,152,300        762,693
                                                                   ------------
   TOTAL MEXICAN COMMON STOCKS
      (Cost $581,683)                                                   762,693
                                                                   ------------
EXCHANGE TRADED FUND -- 1.1%
FINANCE -- 1.1%
iShares Russell 2000 Value Index Fund                     16,300      1,299,110
                                                                   ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,246,468)                                               1,299,110
                                                                   ------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
TEMPORARY INVESTMENT -- 5.8%
PNC Bank Money Market Account - 4.81%
  12/01/06                                            $6,780,465   $  6,780,465
                                                                   ------------
   TOTAL TEMPORARY INVESTMENT
      (Cost $6,780,465)                                               6,780,465
                                                                   ------------

TOTAL INVESTMENTS -- 99.3%
(Cost $101,079,820)**                                               116,522,840
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                           857,461
                                                                   ------------

NET ASSETS -- 100.0%                                               $117,380,301
                                                                   ------------

ADR -- American Depository Receipt

*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 101,079,820
                                                   --------------
      Gross unrealized appreciation                $  18,512,513
      Gross unrealized depreciation                   (3,069,493)
                                                   --------------
      Net unrealized appreciation/(depreciation)   $  15,443,020
                                                   ==============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        Shares         Value
                                                      ----------   ------------
DOMESTIC COMMON STOCKS -- 87.5%
AEROSPACE & DEFENSE -- 2.7%
Boeing Co., (The)                                         39,125   $  3,463,736
Goodrich Corp.                                            45,375      2,041,875
                                                                   ------------
                                                                      5,505,611
                                                                   ------------
AGRICULTURAL CHEMICALS -- 0.1%
Mosaic Co., (The)*                                        12,735        271,256
                                                                   ------------
AIRLINES -- 0.4%
Southwest Airlines Co.                                    52,850        830,274
                                                                   ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.4%
Visteon Corp.*                                           355,100      2,855,004
                                                                   ------------
BANKS -- 3.2%
Capital One Financial Corp.                                6,100        475,068
Hudson City Bancorp, Inc.                                 68,230        905,412
North Fork Bancorporation, Inc.                          182,316      5,117,610
                                                                   ------------
                                                                      6,498,090
                                                                   ------------
BROADCASTING & CABLE TELEVISION -- 3.2%
Liberty Global, Inc., Series A*                           74,688      2,014,335
Liberty Global, Inc., Series C*                           81,399      2,129,398
Liberty Media Holding Corp. - Capital,
   Series A*                                              26,024      2,288,030
                                                                   ------------
                                                                      6,431,763
                                                                   ------------
CHEMICALS - SPECIALTY -- 0.7%
Cytec Industries, Inc.                                    24,825      1,323,917
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICING -- 4.6%
Activision, Inc.*                                         18,240        310,992
BearingPoint, Inc.*                                      357,820      2,998,532
Dell, Inc.*                                              217,650      5,928,786
                                                                   ------------
                                                                      9,238,310
                                                                   ------------
ELECTRONIC COMPONENTS -- 1.0%
Celestica, Inc.*                                         210,000      1,917,300
                                                                   ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 2.3%
AU Optronics Corp.                                       343,000      4,589,340
                                                                   ------------
ENERGY & UTILITIES -- 9.0%
Massey Energy Co.                                        235,768      6,488,335
Reliant Energy, Inc.*                                    873,725     11,725,390
                                                                   ------------
                                                                     18,213,725
                                                                   ------------
FARM MACHINERY & EQUIPMENT -- 2.8%
AGCO Corp.*                                              179,950      5,619,838
                                                                   ------------
FINANCE DIVERSIFIED -- 0.1%
Travelers Group, Inc.                                      4,550        225,635
                                                                   ------------
FINANCIAL SERVICES -- 14.5%
Countrywide Financial Corp.                              261,975     10,405,647
Fannie Mae                                               175,000      9,980,250
Indymac Bancorp, Inc.                                     12,175        559,441

                                                        Shares         Value
                                                      ----------   ------------
JPMorgan Chase & Co.                                     170,400   $  7,886,112
Washington Mutual, Inc.                                   13,575        592,956
                                                                   ------------
                                                                     29,424,406
                                                                   ------------
FOOD -- 0.7%
Tyson Foods, Inc.                                         89,625      1,424,141
                                                                   ------------
HOMEBUILDING -- 4.4%
Centex Corp.                                              88,955      4,922,770
Pulte Homes, Inc.                                        117,950      3,979,633
                                                                   ------------
                                                                      8,902,403
                                                                   ------------
HOTELS & RESTAURANTS -- 3.5%
Hilton Hotels Corp.                                      216,350      7,102,770
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 2.8%
Tyco International Ltd.                                  184,875      5,599,864
                                                                   ------------
INSURANCE -- 3.9%
Genworth Financial, Inc., Class A                        137,100      4,496,880
RenaissanceRe Holdings, Ltd.                              40,375      2,377,280
UnumProvident Corp.                                       46,250        947,200
                                                                   ------------
                                                                      7,821,360
                                                                   ------------
LEISURE & ENTERTAINMENT -- 0.8%
Carnival Corp.                                            34,425      1,686,481
                                                                   ------------
MANUFACTURING -- 3.1%
Navistar International Corp.*                            194,700      6,228,453
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 3.9%
Boston Scientific Corp.*                                  61,650        975,303
Omnicare, Inc.                                            97,325      3,862,829
Triad Hospitals, Inc.*                                    73,150      3,110,338
                                                                   ------------
                                                                      7,948,470
                                                                   ------------
METALS & MINING -- 1.4%
Cameco Corp.*                                             76,700      2,916,134
                                                                   ------------
PAPER & FORESTRY PRODUCTS -- 0.1%
Louisiana-Pacific Corp.                                   11,275        237,903
                                                                   ------------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 2.0%
American Power Conversion Corp.                          130,350      3,956,122
                                                                   ------------
PROPERTY & CASUALITY INSURANCE -- 1.7%
Fidelity National Financial, Inc.                         13,480        305,187
First American Corp.                                      83,500      3,223,935
                                                                   ------------
                                                                      3,529,122
                                                                   ------------
RADIO BROADCASTING -- 2.5%
Xm Satellite Radio Holdings, Inc.*                       350,475      5,060,859
                                                                   ------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
Annaly Mortgage Management, Inc.                         394,400      5,513,712
                                                                   ------------
RETAIL - CONSUMER ELECTRONICS STORES -- 1.1%
GameStop Corp., Class A*                                  39,350      2,205,568
                                                                   ------------
SEMI-CONDUCTORS & RELATED -- 1.3%
International Rectifier Corp.*                            67,025      2,681,000
                                                                   ------------

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                        Shares         Value
                                                      ----------   ------------
TELECOMMUNICATIONS & EQUIPMENT -- 2.1%
Alcatel SA                                                27,325   $    362,876
Lucent Technologies, Inc.*                               178,200        454,410
Sprint Nextel Corp.                                      175,575      3,425,468
                                                                   ------------
                                                                      4,242,754
                                                                   ------------
TRANSPORTATION -- 3.5%
CSX Corp.                                                199,450      7,152,277
                                                                   ------------
      TOTAL DOMESTIC COMMON STOCKS
         (Cost $154,396,387)                                        177,153,862
                                                                   ------------
CANADIAN COMMON STOCKS -- 1.1%
MANUFACTURING -- 1.1%
Bombardier, Inc., Class B*                               681,575      2,267,938
                                                                   ------------
      TOTAL CANADIAN COMMON STOCK
         (Cost $1,934,291)                                            2,267,938
                                                                   ------------
BRITISH COMMON STOCKS -- 0.8%
ADVERTISING -- 0.8%
YELL GROUP P.L.C.                                        148,950      1,684,690
                                                                   ------------
      TOTAL BRITISH COMMON STOCKS
         (Cost $1,473,745)                                            1,684,690
                                                                   ------------
PREFERRED STOCKS -- 0.7%
AUTOMOBILE PARTS & EQUIPMENT -- 0.7%
General Motors Corp., 6.25% 07/15/33                      65,075      1,467,441
                                                                   ------------
      TOTAL PREFERRED STOCKS
         (Cost $1,164,882)                                            1,467,441
                                                                   ------------
EXCHANGE TRADED FUND -- 2.4%
FINANCE -- 2.4%
iShares Russell 1000 Value Index Fund                     58,850      4,785,682
                                                                   ------------
      TOTAL EXCHANGE TRADED FUND
         (Cost $4,584,553)                                            4,785,682
                                                                   ------------
TEMPORARY INVESTMENT -- 7.7%
PNC Bank Money Market Account - 4.81%
   12/01/06                                           15,548,538     15,548,538
                                                                   ------------
      TOTAL TEMPORARY INVESTMENT
         (Cost $15,548,538)                                          15,548,538
                                                                   ------------
TOTAL INVESTMENTS -- 100.2%
(Cost $179,102,396)**                                               202,908,151
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS. -- (0.2)%                       (466,960)
                                                                   ------------
NET ASSETS -- 100.0%                                               $202,441,191
                                                                   ------------

*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $179,102,396
                                                                   ------------
      Gross unrealized appreciation                                $ 24,741,120
      Gross unrealized depreciation                                    (935,365)
                                                                   ------------
      Net unrealized appreciation/(depreciation)                   $ 23,805,755
                                                                   ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)


                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   -------------
COMMON STOCKS--99.4%
BASIC INDUSTRY--2.0%
 Chaparral Steel Co.                                   43,700   $   2,032,050
 H.B. Fuller Co.                                       82,300       2,145,561
 Spartech Corp.                                        99,000       2,962,080
                                                                -------------
                                                                    7,139,691
                                                                -------------
CONSUMER CYCLICAL--18.0%
 Ameristar Casinos, Inc.                               46,200       1,406,328
 Charlotte Russe Holding, Inc.*                        84,200       2,540,314
 CKE Restaurants, Inc.                                117,400       2,164,856
 CSK Auto Corp.*                                      116,900       1,946,385
 Dover Downs Gaming & Entertainment, Inc.              32,950         440,212
 Dress Barn, Inc.*                                    101,100       2,448,642
 Group 1 Automotive, Inc.                              44,500       2,269,055
 Gymboree Corp., (The)*                                41,800       1,663,640
 Interstate Hotels & Resorts, Inc.*                   248,900       1,943,909
 J. Crew Group, Inc.*                                  67,200       2,644,320
 Jack in the Box, Inc.*                                72,100       4,433,429
 John Wiley & Sons, Inc.                               70,000       2,784,600
 K2, Inc.*                                            152,000       2,055,040
 Kimball International, Inc. Class B                   90,600       2,173,494
 Leapfrog Enterprises, Inc., Class A*                 195,200       1,752,896
 Lions Gate Entertainment Corp.*                      194,300       2,156,730
 Longs Drug Stores Corp.                               35,000       1,438,150
 Maidenform Brands, Inc.                              113,200       2,164,384
 Mothers Work, Inc.*                                   69,800       2,863,196
 Movado Group, Inc.                                    91,400       2,285,914
 Oxford Industries, Inc.                               35,900       1,824,438
 Pantry, Inc., (The)*                                  35,600       1,745,112
 Phillips-Van Heusen Corp.*                            35,300       1,741,349
 Radio One, Inc., Class D                             185,200       1,201,948
 Reinsurance Group of America, Inc.                    53,900       2,973,663
 Ryder System, Inc.                                    55,300       2,885,001
 Steven Madden Ltd.*                                   90,050       3,311,138
 Town Sports International Holdings Club, Inc.*        96,900       1,576,563
 WMS Industries, Inc.*                                 78,800       2,740,664
                                                                -------------
                                                                   63,575,370
                                                                -------------
CONSUMER GROWTH--17.8%
 AMERIGROUP Corp.*                                     75,700       2,588,183
 Apria Healthcare Group, Inc.                          64,200       1,603,074
 Aspreva Pharmaceuticals Corp.*                       118,000       2,344,660

                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   -------------
CONSUMER GROWTH--(CONTINUED)
 Axcan Pharma, Inc.*                                  177,800   $   2,640,330
 Blyth, Inc.                                           97,000       2,465,740
 Cholestech Corp.                                      90,700       1,667,066
 CorVel Corp.                                          38,800       2,221,688
 Cutera, Inc.*                                         67,000       1,885,380
 Dade Behring Holdings, Inc.                           79,000       2,990,940
 Endo Pharmaceuticals Holdings, Inc.*                  43,100       1,168,441
 Healthspring, Inc.*                                  112,600       2,174,306
 Herbalife Ltd.*                                       61,500       2,396,040
 ICT Group, Inc.*                                      95,000       3,185,350
 Illumina, Inc.*                                       73,800       2,843,514
 Immucor, Inc.*                                        73,200       1,969,080
 Imperial Sugar Co.                                    78,500       1,808,640
 Kinetic Concepts, Inc.*                               61,800       2,243,340
 MedCath Corp.*                                        95,400       2,468,952
 Medifast, Inc.*                                      152,400       1,988,820
 Mentor Corp.                                          25,400       1,268,730
 Molina Healthcare, Inc.*                               5,400         183,546
 NBTY, Inc.*                                           91,300       3,318,755
 NMT Medical, Inc.*                                    76,300       1,110,165
 PerkinElmer, Inc.                                     79,800       1,729,266
 Savient Pharmaceuticals, Inc.*                       167,800       1,958,226
 Visicu, Inc.*                                        215,800       2,158,000
 Volcano Corp.                                         43,000         764,970
 West Pharmaceutical Services, Inc.                    43,600       2,140,760
 Wimm-Bill-Dann Foods OJSC - ADR*                      52,500       2,496,375
 Zoll Medical Corp.*                                   62,400       3,236,064
                                                                -------------
                                                                   63,018,401
                                                                -------------
ENERGY--5.7%
 Advanced Energy Industries, Inc.*                    128,400       2,212,332
 Allis-Chalmers Energy, Inc.*                          97,200       2,050,920
 Alon USA Energy, Inc.                                 56,700       1,765,638
 Aventine Renewable Energy Holdings, Inc.*             60,100       1,533,151
 Core Laboratories N.V.*                               42,300       3,741,858
 Frontier Oil Corp.                                    38,000       1,202,320
 Harvest Natural Resources, Inc.*                      35,200         360,800
 NATCO Group, Inc., Class A*                           54,400       1,875,168
 Tesoro Corp.                                          39,300       2,768,685

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)


                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   -------------
ENERGY--(CONTINUED)
 Trico Marine Services, Inc.*                          71,800   $   2,609,930
                                                                -------------
                                                                   20,120,802
                                                                -------------
FINANCIAL--17.5%
 21st Century Holding Co.                              85,600       2,258,128
 Allied World Assurance Holdings Ltd.                  55,600       2,360,220
 Arch Capital Group Ltd.*                              49,100       3,279,880
 Argonaut Group, Inc.                                  71,700       2,429,196
 Banco Itau Holding Financeira S.A. - ADR              42,500       1,422,900
 Calamos Asset Management, Inc., Class A               98,500       2,706,780
 Commerce Group, Inc., (The)                           76,700       2,340,117
 Dollar Financial Corp.*                               64,600       1,890,196
 Endurance Specialty Holdings, Ltd.                    69,200       2,597,076
 EZCORP, Inc., Class A*                                38,332       1,790,871
 First American Corp.                                  19,300         745,173
 Interactive Data Corp.*                               93,100       2,176,678
 IntercontinentalExchange, Inc.*                       43,600       4,283,700
 Investment Technology Group, Inc.*                    46,200       1,732,500
 Lazard Ltd., Class A                                  48,600       2,207,412
 Meadowbrook Insurance Group, Inc.*                   242,400       2,363,400
 Nelnet, Inc.                                          96,700       2,552,880
 Ocwen Financial Corp.                                104,900       1,578,745
 Odyssey Re Holdings Corp.                             74,000       2,609,980
 Phoenix Companies, Inc., (The)                       177,300       2,863,395
 Platinum Underwriters Holdings Ltd.                   97,700       2,973,011
 Safety Insurance Group, Inc.                          53,300       2,791,854
 Seabright Insurance Holdings*                        149,500       2,384,525
 Selective Insurance Group, Inc.                       32,800       1,821,056
 SWS Group, Inc.                                       69,500       2,249,715
 Thomas Weisel Partners Group, Inc.*                   31,000         660,920
 Zenith National Insurance Corp.                       60,150       2,776,524
                                                                -------------
                                                                   61,846,832
                                                                -------------
INDUSTRIAL--12.4%
 Acuity Brands, Inc.                                   41,300       2,175,271
 ASE Test Ltd.*                                       234,500       2,518,530
 Celadon Group, Inc.*                                 151,225       2,800,687
 Consolidated Graphics, Inc.*                          48,300       2,825,550
 Gardner Denver, Inc.*                                 49,300       1,885,232

                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   -------------
INDUSTRIAL--(CONTINUED)
 General Cable Corp.                                   49,600   $   2,108,000
 Greif, Inc., Class A                                  25,100       2,488,665
 H&E Equipment Services, Inc.*                         79,300       1,920,646
 Horizon Lines, Inc., Class A                         101,600       2,794,000
 Houston Wire & Cable Co.*                             67,500       1,522,125
 Hub Group, Inc., Class A*                             79,100       2,257,514
 Interface, Inc., Class A*                             90,300       1,341,858
 Intevac, Inc.                                         73,000       1,992,170
 Mueller Industries, Inc.                              46,100       1,572,010
 NovAtel, Inc.*                                         7,700         317,471
 On Assignment, Inc.*                                 225,400       2,461,368
 Pacer International, Inc.                             11,900         356,405
 Robbins & Myers, Inc.                                 65,100       2,785,629
 Saia, Inc.*                                           71,300       1,767,527
 Snap-On, Inc.                                         53,200       2,527,000
 Tennant Co.                                           28,600         830,830
 Thomas & Betts Corp.*                                 51,200       2,655,744
                                                                -------------
                                                                   43,904,232
                                                                -------------
TECHNOLOGY--25.1%
 24/7 Real Media, Inc.*                               235,700       2,055,304
 Altiris, Inc.*                                       127,800       3,168,162
 Amkor Technology, Inc.*                               93,700         957,614
 ANADIGICS, Inc.*                                     276,000       2,663,400
 Ansoft Corp.*                                         99,400       2,747,416
 Ariba, Inc.*                                         168,900       1,276,884
 Arris Group, Inc.*                                   152,300       1,816,939
 ASM International N.V                                 91,200       1,921,584
 Aspen Technology, Inc.*                              214,800       2,094,300
 Asyst Technologies, Inc.*                            298,300       1,965,797
 Avici Systems, Inc.*                                 187,700       1,336,424
 Captaris, Inc.                                       112,300         819,790
 Covansys Corp.*                                       87,800       2,000,084
 Cray, Inc.                                           109,100       1,239,376
 CryptoLogic, Inc.                                    103,600       2,109,296
 Datalink Corp.                                       148,500       1,205,820
 DealerTrack Holdings, Inc.*                           64,100       1,751,853
 Eagle Test Systems, Inc.*                             33,600         520,128
 ECI Telecom Ltd.*                                    248,800       2,209,344
 Embarcadero Technologies, Inc.*                      164,700       1,139,724
 Forrester Research, Inc.*                             54,500       1,532,540
 Gigamedia Ltd.*                                      181,000       1,766,560

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)


                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   --------------
TECHNOLOGY--(CONTINUED)
 Hyperion Solutions Corp.                              73,050   $   2,685,318
 InfoSpace, Inc.*                                      68,300       1,342,095
 Interactive Intelligence, Inc.*                      157,700       2,762,904
 Interwoven, Inc.*                                    133,700       1,894,529
 Kronos, Inc.*                                         19,000         669,940
 Manhattan Associates, Inc.*                           91,100       2,641,900
 McDATA Corp., Class A*                               172,900       1,084,083
 Nam Tai Electronics, Inc.                             61,000       1,013,820
 Newport Corp.*                                        94,600       2,055,658
 Omnicell, Inc.*                                      113,500       2,133,800
 ON Semiconductor Corp.*                              362,700       2,335,788
 Orbotech Ltd.*                                        79,200       2,023,560
 PortalPlayer, Inc.*                                  118,500       1,587,900
 RADVision Ltd.*                                      107,200       2,161,152
 Redback Networks, Inc.*                              144,700       2,129,984
 SonicWALL, Inc.*                                     189,300       1,902,465
 Stratex Networks, Inc.*                              119,400         511,032
 Synchronoss Technologies, Inc.                        94,300       1,410,728
 Techwell, Inc.                                       109,600       1,896,080
 TheStreet.com, Inc.                                  251,000       2,454,780
 TIBCO Software, Inc.*                                229,100       2,132,921
 TradeStation Group, Inc.*                            158,800       2,316,892
 Travelzoo, Inc.*                                      53,500       1,655,825
 TriQuint Semiconductor, Inc.*                        188,300         949,032
 United Online, Inc.                                   94,400       1,267,792
 VA Software Corp.*                                   252,800       1,152,768
 Vignette Corp.*                                      125,000       2,103,750
 Zoran Corp.*                                         122,900       1,832,439
 Zygo Corp.*                                           38,900         640,683
                                                                --------------
                                                                   89,047,957
                                                                --------------
UTILITY--0.9%
 Compania Anonima Nacional
   Telefonos de Venezuela - ADR                       115,800       2,281,260
 CT Communications, Inc.                               43,000         876,340
                                                                --------------
                                                                    3,157,600
                                                                --------------
  TOTAL COMMON STOCKS
    (Cost $301,024,148)                                           351,810,885
                                                                --------------
                                                    NUMBER
                                                   OF SHARES        VALUE
                                                  -----------   --------------
SHORT TERM INVESTMENTS--0.9%
 Columbia Prime Reserves Fund
    5.23% 12/01/06                                  3,283,452   $   3,283,452
                                                                --------------
    TOTAL SHORT TERM INVESTMENTS
      (Cost $3,283,452)                                             3,283,452
                                                                --------------
TOTAL INVESTMENTS--100.3%
 (Cost $304,307,600)**                                            355,094,337
                                                                --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.3)%                                               (930,379)
                                                                --------------
NET ASSETS--100.0%                                              $ 354,163,958
                                                                ==============

ADR -- American Depository Receipt.

*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                           $ 304,307,600
                                                               --------------
      Gross unrealized appreciation                            $  57,604,325
      Gross unrealized depreciation                               (6,817,588)
                                                               --------------
      Net unrealized appreciation/(depreciation)               $  50,786,737
                                                               ==============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Edward J. Roach
                         -------------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer)

Date  January    , 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Edward J. Roach
                        --------------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer & principal financial
                               officer)

Date  January    , 2007
    --------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.